EQ ADVISORS TRUSTSM
Prospectus dated May 1, 2024
This Prospectus describes five (5) Portfolios offered by EQ Advisors Trust (the “Trust”) and the Class IA, Class IB and Class K shares, as applicable, offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives.* Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

EQ Allocation Portfolios
EQ/Conservative Allocation Portfolio^
EQ/Conservative-Plus Allocation Portfolio^
EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio^
EQ/Aggressive Allocation Portfolio^

*
Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
^
On March 19, 2024, the Trust's Board of Trustees approved the combination of the Class IA shares of this Portfolio with the Portfolio's Class IB shares (the “Combination”). The Portfolio's Class IA shares and Class IB shares have identical terms and identical expense ratios. The Combination is expected to occur effective after the close of business on June 21, 2024 (the “Effective Date”). The Combination will be effected at the relative net asset value of each share class of the Portfolio. As of the Effective Date, an investor that held Class IA shares of the Portfolio will hold Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. The Combination is not expected to have any federal income tax consequences for investors; investors generally should not realize any gain or loss as a result of the Combination. In addition, as of the Effective Date, Class IA shares of the Portfolio will no longer be offered and all references to Class IA shares of the Portfolio are deleted from this Prospectus.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents 1

1. About the Portfolios
EQ/Conservative Allocation Portfolio — Class IA1, Class IB and Class K Shares
Investment Objective: Seeks to achieve a high level of current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)

Not applicable.

  Annual Portfolio Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

EQ/Conservative Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee[1]	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)[1]	0.25%	0.25%	0.00%
Other Expenses[1]	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses[1]	0.54%	0.54%	0.54%
Total Annual Portfolio Operating Expenses[1]	1.08%	1.08%	0.83%
Fee Waiver and/or Expense Reimbursement1,[2]	(0.08)%	(0.08)%	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.00%	1.00%	0.75%
1
The fees and expenses shown in the table are based on amounts incurred by the Portfolio’s predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio. The predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and the Portfolio succeeded to the accounting and performance histories of the predecessor portfolio.
2
Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to the Portfolio to limit the expenses of the Portfolio through April 30, 2025 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.00% for Class IA and Class IB shares and 0.75% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2025. The Adviser may be reimbursed the amount of any such waivers or payments (including any such waivers or payments with respect to the predecessor portfolio prior to the shell reorganization) in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at

1
The Portfolio's Class IA shares are expected to be combined with the Portfolio's Class IB shares effective after the close of business on June 21, 2024 (the “Effective Date”). As of the Effective Date, Class IA shares of the Portfolio will no longer be offered and all references to Class IA shares of the Portfolio are deleted from this Prospectus.
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the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$102	$336	$588	$1,310
Class IB Shares	$102	$336	$588	$1,310
Class K Shares	$77	$257	$453	$1,018
Portfolio Turnover
The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio’s predecessor during its most recent fiscal year was 8% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategy
The Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or “Adviser”). The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by the Adviser or Equitable Investment Management, LLC, an affiliate of the Adviser, and sub-advised by one or more investment sub-advisers. The Portfolio invests approximately 80% of its assets in the fixed income asset class and approximately 20% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.
Foreign Equity Securities	5%
Large Cap Equity Securities	10%
Small/Mid Cap Equity Securities	5%
Investment Grade Bonds	75%
High Yield (“Junk”) Bonds	5%
The target allocations to the investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or sub-adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Portfolio.
In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser has based the asset allocation target and target investment percentages for the Portfolio on a variety of factors, including the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s
EQ/Conservative Allocation Portfolio 3

investment objective. The Adviser may change the asset allocation targets, the target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio that the Adviser believes offers superior investment opportunities.
Principal Risks
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.
The Portfolio is also subject to the risks associated with the investments of the Underlying Portfolios; please see the “Underlying Portfolios” section of the Portfolio’s Prospectus for additional information about these risks.
The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.
Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.
Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Portfolio invests.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
Asset Allocation Risk — The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.
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Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying
EQ/Conservative Allocation Portfolio 5

Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.
Risks Related to Investments in Underlying Portfolios — When the Portfolio invests in an Underlying Portfolio, it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in selecting, and allocating the Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.
Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
Foreign Securities Risk — Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where
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a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.
Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy
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or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.
Prepayment Risk and Extension Risk: Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2023, compared to the returns of a broad-based securities market index. The additional securities market indexes and the composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. Past performance is not an indication of future performance.
For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.
The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

  Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	6.66%	2023 4th Quarter
Worst quarter (% and time period)	-6.58%	2022 2nd Quarter
8 EQ/Conservative Allocation Portfolio

 Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Conservative Allocation Portfolio - Class IA	7.89%	2.58%	2.15%
EQ/Conservative Allocation Portfolio - Class IB	8.02%	2.60%	2.15%
EQ/Conservative Allocation Portfolio - Class K	8.17%	2.84%	2.39%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
EQ/Conservative Allocation Index[2] (reflects no deduction for fees, expenses, or taxes)	8.29%	3.05%	2.69%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
1
This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
2
The composite index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Intermediate Government Bond Index, MSCI EAFE® Index, S&P MidCap 400® Index, S&P 500® Index, Russell 2000® Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index at weightings of 60%, 5%, 4%, 10%, 1%, 7%, and 13%, respectively.
WHO MANAGES THE PORTFOLIO
Investment Adviser: EIM
Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios in which the Portfolio invests are:
Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	May 2011
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	May 2011
The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers for the Portfolio and enter into and amend sub-advisory agreements on behalf of the Portfolio subject to the approval of the Board of Trustees and without obtaining shareholder approval. If the Board of Trustees approves the hiring of sub-advisers, the Adviser is responsible for overseeing the sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Adviser may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Adviser unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by the Portfolio to the Adviser; any such increase would be subject to shareholder approval.
PURCHASE AND REDEMPTION OF PORTFOLIO SHARES
The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity plans.
The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (which typically is any day the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.
TAX INFORMATION
The Portfolio’s shareholders are (or may include) insurance company separate accounts and other investors eligible under applicable federal income tax regulations. Distributions made by the Portfolio to such an account, and exchanges and
EQ/Conservative Allocation Portfolio 9

redemptions of Portfolio shares made by such an account, ordinarily do not cause the holders of underlying Contracts to recognize income or gain for federal income tax purposes at the time of the distributions, exchanges or redemptions; the holders generally are taxed only on amounts they withdraw from their Contract. See the prospectus for your Contract for further tax information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.
10 EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio — Class IA1, Class IB and Class K Shares
Investment Objective: Seeks to achieve current income and growth of capital, with a greater emphasis on current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)

Not applicable.

  Annual Portfolio Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

EQ/Conservative-Plus Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee[1]	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)[1]	0.25%	0.25%	0.00%
Other Expenses[1]	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses[1]	0.57%	0.57%	0.57%
Total Annual Portfolio Operating Expenses[1]	1.11%	1.11%	0.86%
Fee Waiver and/or Expense Reimbursement1,[2]	(0.01)%	(0.01)%	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.10%	1.10%	0.85%
1
The fees and expenses shown in the table are based on amounts incurred by the Portfolio’s predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio. The predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and the Portfolio succeeded to the accounting and performance histories of the predecessor portfolio.
2
Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to the Portfolio to limit the expenses of the Portfolio through April 30, 2025 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IA and Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2025. The Adviser may be reimbursed the amount of any such waivers or payments (including any such waivers or payments with respect to the predecessor portfolio prior to the shell reorganization) in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$112	$352	$611	$1,351
Class IB Shares	$112	$352	$611	$1,351
Class K Shares	$87	$273	$476	$1,060

1
The Portfolio's Class IA shares are expected to be combined with the Portfolio's Class IB shares effective after the close of business on June 21, 2024 (the “Effective Date”). As of the Effective Date, Class IA shares of the Portfolio will no longer be offered and all references to Class IA shares of the Portfolio are deleted from this Prospectus.
EQ/Conservative-Plus Allocation Portfolio 11

Portfolio Turnover
The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio’s predecessor during its most recent fiscal year was 9% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategy
The Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or “Adviser”). The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by the Adviser or Equitable Investment Management, LLC, an affiliate of the Adviser, and sub-advised by one or more investment sub-advisers. The Portfolio invests approximately 60% of its assets in the fixed income asset class and approximately 40% of its assets in the equity asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.
Foreign Equity Securities	10%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	10%
Investment Grade Bonds	55%
High Yield (“Junk”) Bonds	5%
The target allocations to the investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or sub-adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Portfolio.
In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser has based the asset allocation target and target investment percentages for the Portfolio on a variety of factors, including the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, the target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio that the Adviser believes offers superior investment opportunities.
12 EQ/Conservative-Plus Allocation Portfolio

Principal Risks
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.
The Portfolio is also subject to the risks associated with the investments of the Underlying Portfolios; please see the “Underlying Portfolios” section of the Portfolio’s Prospectus for additional information about these risks.
The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.
Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.
Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Portfolio invests.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
Asset Allocation Risk — The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.
Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the
EQ/Conservative-Plus Allocation Portfolio 13

effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.
Risks Related to Investments in Underlying Portfolios — When the Portfolio invests in an Underlying Portfolio, it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition
14 EQ/Conservative-Plus Allocation Portfolio

to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in selecting, and allocating the Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.
Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
Foreign Securities Risk — Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when
EQ/Conservative-Plus Allocation Portfolio 15

desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.
Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources,
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information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.
Prepayment Risk and Extension Risk: Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2023, compared to the returns of a broad-based securities market index. The additional securities market indexes and the composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. Past performance is not an indication of future performance.
For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.
The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

  Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	8.07%	2023 4th Quarter
Worst quarter (% and time period)	-9.22%	2022 2nd Quarter
EQ/Conservative-Plus Allocation Portfolio 17

 Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Conservative-Plus Allocation Portfolio - Class IA	11.01%	4.79%	3.59%
EQ/Conservative-Plus Allocation Portfolio - Class IB	10.86%	4.76%	3.57%
EQ/Conservative-Plus Allocation Portfolio - Class K	11.27%	5.04%	3.84%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
EQ/Conservative-Plus Allocation Index[2] (reflects no deduction for fees, expenses, or taxes)	11.56%	5.48%	4.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
1
This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
2
The composite index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Intermediate Government Bond Index, MSCI EAFE® Index, S&P MidCap 400® Index, S&P 500® Index, Russell 2000® Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index at weightings of 43%, 10%, 8%, 18%, 4%, 5%, and 12%, respectively.
WHO MANAGES THE PORTFOLIO
Investment Adviser: EIM
Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios in which the Portfolio invests are:
Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	May 2011
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	May 2011
The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers for the Portfolio and enter into and amend sub-advisory agreements on behalf of the Portfolio subject to the approval of the Board of Trustees and without obtaining shareholder approval. If the Board of Trustees approves the hiring of sub-advisers, the Adviser is responsible for overseeing the sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Adviser may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Adviser unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by the Portfolio to the Adviser; any such increase would be subject to shareholder approval.
PURCHASE AND REDEMPTION OF PORTFOLIO SHARES
The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity plans.
The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (which typically is any day the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.
TAX INFORMATION
The Portfolio’s shareholders are (or may include) insurance company separate accounts and other investors eligible under applicable federal income tax regulations. Distributions made by the Portfolio to such an account, and exchanges and
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redemptions of Portfolio shares made by such an account, ordinarily do not cause the holders of underlying Contracts to recognize income or gain for federal income tax purposes at the time of the distributions, exchanges or redemptions; the holders generally are taxed only on amounts they withdraw from their Contract. See the prospectus for your Contract for further tax information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.
EQ/Conservative-Plus Allocation Portfolio 19

EQ/Moderate Allocation Portfolio — Class IA, Class IB and Class K Shares
Investment Objective: Seeks to achieve long-term capital appreciation and current income.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)

Not applicable.

  Annual Portfolio Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

EQ/Moderate Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee[1]	0.09%	0.09%	0.09%
Distribution and/or Service Fees (12b-1 fees)[1]	0.25%	0.25%	0.00%
Other Expenses[1]	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses[1]	0.60%	0.60%	0.60%
Total Annual Portfolio Operating Expenses[1]	1.11%	1.11%	0.86%
1
The fees and expenses shown in the table are based on amounts incurred by the Portfolio’s predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio. The predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and the Portfolio succeeded to the accounting and performance histories of the predecessor portfolio.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$113	$353	$612	$1,352
Class IB Shares	$113	$353	$612	$1,352
Class K Shares	$88	$274	$477	$1,061
Portfolio Turnover
The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio’s predecessor during its most recent fiscal year was 9% of the average value of its portfolio.
Investments, Risks, and Performance
Principal Investment Strategy
The Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or “Adviser”). The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by the Adviser or Equitable Investment Management, LLC, an affiliate of the Adviser, and sub-advised by one or more investment sub-advisers. The
20 EQ/Moderate Allocation Portfolio

Portfolio invests approximately 50% of its assets in the equity asset class and approximately 50% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.
Foreign Equity Securities	15%
Large Cap Equity Securities	20%
Small/Mid Cap Equity Securities	15%
Investment Grade Bonds	45%
High Yield (“Junk”) Bonds	5%
The target allocations to the investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or sub-adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Portfolio.
In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser has based the asset allocation target and target investment percentages for the Portfolio on a variety of factors, including the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, the target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio that the Adviser believes offers superior investment opportunities.
Principal Risks
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.
The Portfolio is also subject to the risks associated with the investments of the Underlying Portfolios; please see the “Underlying Portfolios” section of the Portfolio’s Prospectus for additional information about these risks.
The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.
Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic
EQ/Moderate Allocation Portfolio 21

initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.
Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Portfolio invests.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
Asset Allocation Risk — The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
22 EQ/Moderate Allocation Portfolio

Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.
Risks Related to Investments in Underlying Portfolios — When the Portfolio invests in an Underlying Portfolio, it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.
EQ/Moderate Allocation Portfolio 23

Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in selecting, and allocating the Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.
Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
Foreign Securities Risk — Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
24 EQ/Moderate Allocation Portfolio

Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.
Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.
Prepayment Risk and Extension Risk: Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers
EQ/Moderate Allocation Portfolio 25

and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2023, compared to the returns of a broad-based securities market index. The additional securities market index and the composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. Past performance is not an indication of future performance.
For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.
The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

 Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	9.04%	2020 2nd Quarter
Worst quarter (% and time period)	-10.46%	2022 2nd Quarter

  Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Moderate Allocation Portfolio - Class IA	12.35%	5.76%	4.18%
EQ/Moderate Allocation Portfolio - Class IB	12.31%	5.76%	4.17%
EQ/Moderate Allocation Portfolio - Class K	12.61%	6.02%	4.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
EQ/Moderate Allocation Index[1] (reflects no deduction for fees, expenses, or taxes)	13.05%	6.50%	4.97%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
1
The composite index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Intermediate Government Bond Index, MSCI EAFE® Index, S&P MidCap 400® Index, S&P 500® Index, Russell 2000® Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index at weightings of 35%, 15%, 9%, 20%, 6%, 4%, and 11%, respectively.
26 EQ/Moderate Allocation Portfolio

WHO MANAGES THE PORTFOLIO
Investment Adviser: EIM
Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios in which the Portfolio invests are:
Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	May 2011
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	May 2011
The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers for the Portfolio and enter into and amend sub-advisory agreements on behalf of the Portfolio subject to the approval of the Board of Trustees and without obtaining shareholder approval. If the Board of Trustees approves the hiring of sub-advisers, the Adviser is responsible for overseeing the sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Adviser may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Adviser unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by the Portfolio to the Adviser; any such increase would be subject to shareholder approval.
PURCHASE AND REDEMPTION OF PORTFOLIO SHARES
The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity plans.
The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (which typically is any day the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.
TAX INFORMATION
The Portfolio’s shareholders are (or may include) insurance company separate accounts and other investors eligible under applicable federal income tax regulations. Distributions made by the Portfolio to such an account, and exchanges and redemptions of Portfolio shares made by such an account, ordinarily do not cause the holders of underlying Contracts to recognize income or gain for federal income tax purposes at the time of the distributions, exchanges or redemptions; the holders generally are taxed only on amounts they withdraw from their Contract. See the prospectus for your Contract for further tax information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.
EQ/Moderate Allocation Portfolio 27

EQ/Moderate-Plus Allocation Portfolio — Class IA1, Class IB and Class K Shares
Investment Objective: Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)

Not applicable.

  Annual Portfolio Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

EQ/Moderate-Plus Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee[1]	0.09%	0.09%	0.09%
Distribution and/or Service Fees (12b-1 fees)[1]	0.25%	0.25%	0.00%
Other Expenses[1]	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses[1]	0.63%	0.63%	0.63%
Total Annual Portfolio Operating Expenses[1]	1.13%	1.13%	0.88%
1
The fees and expenses shown in the table are based on amounts incurred by the Portfolio’s predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio. The predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and the Portfolio succeeded to the accounting and performance histories of the predecessor portfolio.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$115	$359	$622	$1,375
Class IB Shares	$115	$359	$622	$1,375
Class K Shares	$90	$281	$488	$1,084
Portfolio Turnover
The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio’s predecessor during its most recent fiscal year was 8% of the average value of its portfolio.

1
The Portfolio's Class IA shares are expected to be combined with the Portfolio's Class IB shares effective after the close of business on June 21, 2024 (the “Effective Date”). As of the Effective Date, Class IA shares of the Portfolio will no longer be offered and all references to Class IA shares of the Portfolio are deleted from this Prospectus.
28 EQ/Moderate-Plus Allocation Portfolio

Investments, Risks, and Performance
Principal Investment Strategy
The Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or “Adviser”). The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by the Adviser or Equitable Investment Management, LLC, an affiliate of the Adviser, and sub-advised by one or more investment sub-advisers. The Portfolio invests approximately 70% of its assets in the equity asset class and approximately 30% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.
Foreign Equity Securities	20%
Large Cap Equity Securities	30%
Small/Mid Cap Equity Securities	20%
Investment Grade Bonds	28%
High Yield (“Junk”) Bonds	2%
The target allocations to the investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or sub-adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Portfolio.
In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser has based the asset allocation target and target investment percentages for the Portfolio on a variety of factors, including the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, the target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio that the Adviser believes offers superior investment opportunities.
Principal Risks
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.
The Portfolio is also subject to the risks associated with the investments of the Underlying Portfolios; please see the “Underlying Portfolios” section of the Portfolio’s Prospectus for additional information about these risks.
The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.
EQ/Moderate-Plus Allocation Portfolio 29

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.
Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Portfolio invests.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
Asset Allocation Risk — The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
30 EQ/Moderate-Plus Allocation Portfolio

Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.
Risks Related to Investments in Underlying Portfolios — When the Portfolio invests in an Underlying Portfolio, it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset
EQ/Moderate-Plus Allocation Portfolio 31

class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in selecting, and allocating the Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.
Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
Foreign Securities Risk — Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an
32 EQ/Moderate-Plus Allocation Portfolio

adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.
Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.
Prepayment Risk and Extension Risk: Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
EQ/Moderate-Plus Allocation Portfolio 33

Redemption Risk — The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2023, compared to the returns of a broad-based securities market index. The additional securities market index and the composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. Past performance is not an indication of future performance.
For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.
The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

  Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	12.71%	2020 4th Quarter
Worst quarter (% and time period)	-13.89%	2020 1st Quarter

  Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Moderate-Plus Allocation Portfolio - Class IA	15.24%	8.08%	5.66%
EQ/Moderate-Plus Allocation Portfolio - Class IB	15.36%	8.10%	5.67%
EQ/Moderate-Plus Allocation Portfolio - Class K	15.62%	8.36%	5.93%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
EQ/Moderate-Plus Allocation Index[1] (reflects no deduction for fees, expenses, or taxes)	16.28%	8.87%	6.53%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
1
The composite index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Intermediate Government Bond Index, MSCI EAFE® Index, S&P MidCap 400® Index, S&P 500® Index, Russell 2000® Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index at weightings of 20%, 20%, 12%, 28%, 10%, 2.5%, and 7.5%, respectively.
34 EQ/Moderate-Plus Allocation Portfolio

WHO MANAGES THE PORTFOLIO
Investment Adviser: EIM
Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios in which the Portfolio invests are:
Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	May 2011
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	May 2011
The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers for the Portfolio and enter into and amend sub-advisory agreements on behalf of the Portfolio subject to the approval of the Board of Trustees and without obtaining shareholder approval. If the Board of Trustees approves the hiring of sub-advisers, the Adviser is responsible for overseeing the sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Adviser may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Adviser unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by the Portfolio to the Adviser; any such increase would be subject to shareholder approval.
PURCHASE AND REDEMPTION OF PORTFOLIO SHARES
The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity plans.
The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (which typically is any day the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.
TAX INFORMATION
The Portfolio’s shareholders are (or may include) insurance company separate accounts and other investors eligible under applicable federal income tax regulations. Distributions made by the Portfolio to such an account, and exchanges and redemptions of Portfolio shares made by such an account, ordinarily do not cause the holders of underlying Contracts to recognize income or gain for federal income tax purposes at the time of the distributions, exchanges or redemptions; the holders generally are taxed only on amounts they withdraw from their Contract. See the prospectus for your Contract for further tax information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.
EQ/Moderate-Plus Allocation Portfolio 35

EQ/Aggressive Allocation Portfolio — Class IA1, Class IB and Class K Shares
Investment Objective: Seeks to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)

Not applicable.

  Annual Portfolio Operating Expenses
 (expenses that you pay each year as a percentage of the value of your investment)

EQ/Aggressive Allocation Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee[1]	0.09%	0.09%	0.09%
Distribution and/or Service Fees (12b-1 fees)[1]	0.25%	0.25%	0.00%
Other Expenses[1]	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses[1]	0.67%	0.67%	0.67%
Total Annual Portfolio Operating Expenses[1]	1.18%	1.18%	0.93%
1
The fees and expenses shown in the table are based on amounts incurred by the Portfolio’s predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio. The predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and the Portfolio succeeded to the accounting and performance histories of the predecessor portfolio.
Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$120	$375	$649	$1,432
Class IB Shares	$120	$375	$649	$1,432
Class K Shares	$95	$296	$515	$1,143
Portfolio Turnover
The Portfolio will not incur transaction costs, such as commissions, when it buys and sells shares of the Underlying Portfolios (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the example, and would affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio’s predecessor during its most recent fiscal year was 6% of the average value of its portfolio.

1
The Portfolio's Class IA shares are expected to be combined with the Portfolio's Class IB shares effective after the close of business on June 21, 2024 (the “Effective Date”). As of the Effective Date, Class IA shares of the Portfolio will no longer be offered and all references to Class IA shares of the Portfolio are deleted from this Prospectus.
36 EQ/Aggressive Allocation Portfolio

Investments, Risks, and Performance
Principal Investment Strategy
The Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or “Adviser”). The Portfolio pursues its investment objective by investing in other mutual funds (“Underlying Portfolios”) managed by the Adviser or Equitable Investment Management, LLC, an affiliate of the Adviser, and sub-advised by one or more investment sub-advisers. The Portfolio invests approximately 90% of its assets in the equity asset class and approximately 10% of its assets in the fixed income asset class through investments in Underlying Portfolios. Subject to this asset allocation target, the Portfolio generally invests its assets in a combination of Underlying Portfolios that would result in the Portfolio being invested in the following asset categories in the approximate target investment percentages shown in the chart below.
Foreign Equity Securities	25%
Large Cap Equity Securities	40%
Small/Mid Cap Equity Securities	25%
Investment Grade Bonds	9%
High Yield (“Junk”) Bonds	1%
The target allocations to the investment grade and high yield bond asset categories may include securities of both U.S. and foreign issuers. The Portfolio is not limited with respect to the maturity or duration of the fixed income securities in which it invests. The high yield bond asset category generally includes fixed income securities rated at least CC by Standard & Poor’s Global Ratings or Fitch, Inc. or at least Ca by Moody’s Investors Service, Inc. or, if unrated, deemed to be of comparable quality by the Underlying Portfolio’s Adviser or sub-adviser. Actual allocations between asset classes and among asset categories can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The Underlying Portfolios in which the Portfolio may invest have been selected to represent what the Adviser believes is a reasonable spectrum of investment options for the Portfolio.
In addition, the Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, the Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the Portfolio may deviate significantly from its asset allocation targets. Although the Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising. Volatility management techniques could reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. Accordingly, volatility management techniques could also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources. The Portfolio may invest in Underlying Portfolios that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.
The Adviser has based the asset allocation target and target investment percentages for the Portfolio on a variety of factors, including the degree to which it believes the Underlying Portfolios, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may change the asset allocation targets, the target investment percentages and the particular Underlying Portfolios in which the Portfolio invests without notice or shareholder approval. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio that the Adviser believes offers superior investment opportunities.
Principal Risks
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.
The Portfolio is also subject to the risks associated with the investments of the Underlying Portfolios; please see the “Underlying Portfolios” section of the Portfolio’s Prospectus for additional information about these risks.
The following risks can negatively affect the Portfolio’s performance. The most significant risks as of the date of this Prospectus are presented first, followed by additional principal risks in alphabetical order. In this section, the term “Portfolio” may include the Portfolio, an Underlying Portfolio, or both.
EQ/Aggressive Allocation Portfolio 37

Market Risk — The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; strategic initiatives such as mergers or acquisitions and the market response to any such initiatives; and the historical and prospective earnings of the issuer. The value of a security also may decline due to general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, recessions, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there can be no assurance that the investments held by the Portfolio will increase in value along with the broader market. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. The value of a security also may decline due to factors that affect a particular sector or industry.
Geopolitical events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions could be substantial and could magnify the impact of other risks to the Portfolio. The value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Changes in government or central bank policies and political, diplomatic and other events within the United States and abroad could cause uncertainty in the markets, may affect investor and consumer confidence, and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty and may negatively affect economic conditions and the value of markets, sectors and companies in which the Portfolio invests.
In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.
Asset Allocation Risk — The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. The Portfolio may experience a significant or complete loss on its investment in an equity security.
Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Portfolio.
38 EQ/Aggressive Allocation Portfolio

Credit Risk — The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. The Portfolio may experience a significant or complete loss on a fixed income security or a transaction.
Foreign Securities Risk — Investments in foreign securities involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Volatility Management Risk — The Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, the Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, the Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, the Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, the Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus the Portfolio’s, participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying
EQ/Aggressive Allocation Portfolio 39

Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore the Portfolio’s performance, may be lower than similar funds where volatility management techniques are not used.
Risks Related to Investments in Underlying Portfolios — When the Portfolio invests in an Underlying Portfolio, it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. The Portfolio and the Underlying Portfolios are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary.
Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in selecting, and allocating the Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Portfolio invests in affiliated Underlying Portfolios; unaffiliated Underlying Portfolios generally are not considered for investment.
Derivatives Risk — The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changes to the regulation of derivatives markets and mutual funds’ use of derivatives may impact the Portfolio’s ability to maintain its investments in derivatives, make derivatives more costly, limit their availability, adversely affect their value or performance, or otherwise disrupt markets.
Futures Contract Risk — The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.
Investment Grade Securities Risk — Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an
40 EQ/Aggressive Allocation Portfolio

adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraging Risk — When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.
Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.
Non-Investment Grade Securities Risk — Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd., or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.
Portfolio Management Risk — The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2023, compared to the returns of a broad-based securities market index. The additional securities market index and the composite index show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. Past performance is not an indication of future performance.
For periods prior to November 13, 2023, the performance shown below is that of the Portfolio's predecessor, which was managed by the Adviser and had a substantially identical investment objective, policies and strategies as the Portfolio.
EQ/Aggressive Allocation Portfolio 41

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

 Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	15.71%	2020 4th Quarter
Worst quarter (% and time period)	-18.00%	2020 1st Quarter

  Average Annual Total Returns

	One Year	Five Years	Ten Years
EQ/Aggressive Allocation Portfolio - Class IA	18.51%	10.23%	7.07%
EQ/Aggressive Allocation Portfolio - Class IB	18.37%	10.23%	7.07%
EQ/Aggressive Allocation Portfolio - Class K	18.76%	10.50%	7.34%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
EQ/Aggressive Allocation Index[1] (reflects no deduction for fees, expenses, or taxes)	19.75%	11.34%	8.16%
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
1
The composite index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Intermediate Government Bond Index, MSCI EAFE® Index, S&P MidCap 400® Index, S&P 500® Index, Russell 2000® Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index at weightings of 6.5%, 25%, 14%, 39%, 12%, 1%, and 2.5%, respectively.
WHO MANAGES THE PORTFOLIO
Investment Adviser: EIM
Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios in which the Portfolio invests are:
Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	July 2003
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	May 2011
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	May 2011
The Adviser has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers for the Portfolio and enter into and amend sub-advisory agreements on behalf of the Portfolio subject to the approval of the Board of Trustees and without obtaining shareholder approval. If the Board of Trustees approves the hiring of sub-advisers, the Adviser is responsible for overseeing the sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Adviser may not enter into a sub-advisory agreement on behalf of the Portfolio with an “affiliated person” of the Adviser unless the sub-advisory agreement is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by the Portfolio to the Adviser; any such increase would be subject to shareholder approval.
42 EQ/Aggressive Allocation Portfolio

PURCHASE AND REDEMPTION OF PORTFOLIO SHARES
The Portfolio’s shares are currently sold only to insurance company separate accounts in connection with Contracts issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or other affiliated or unaffiliated insurance companies and to The Equitable 401(k) Plan. Shares also may be sold to other investors eligible under applicable federal income tax regulations. Class K shares of the Portfolio are sold only to certain group annuity plans.
The Portfolio does not have minimum initial or subsequent investment requirements. Shares of the Portfolio are redeemable on any business day (which typically is any day the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Portfolio shares.
TAX INFORMATION
The Portfolio’s shareholders are (or may include) insurance company separate accounts and other investors eligible under applicable federal income tax regulations. Distributions made by the Portfolio to such an account, and exchanges and redemptions of Portfolio shares made by such an account, ordinarily do not cause the holders of underlying Contracts to recognize income or gain for federal income tax purposes at the time of the distributions, exchanges or redemptions; the holders generally are taxed only on amounts they withdraw from their Contract. See the prospectus for your Contract for further tax information.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts and to other eligible investors. The Portfolio and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments may create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.
EQ/Aggressive Allocation Portfolio 43

2. The Portfolios at a glance
The EQ Allocation Portfolios and Target Allocation Portfolios (each a “Portfolio” and together, the “Portfolios”) are designed as a convenient approach to help investors meet retirement and other long-term goals. Investors may choose to invest in one or more of the Portfolios based on their risk tolerance, investment time horizons and personal investment goals.
There are five (5) EQ Allocation Portfolios and five (5) Target Allocation Portfolios.
Each EQ Allocation Portfolio pursues its investment objective by investing in “Underlying Portfolios,” all of which are managed by Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) or an affiliate of EIM.
The chart below illustrates each EQ Allocation Portfolio according to its relative emphasis on seeking income and seeking growth of capital:
EQ Allocation Portfolio	Income	Growth of Capital
EQ/Conservative Allocation Portfolio	High	Low
EQ/Conservative-Plus Allocation Portfolio	Medium to High	Low to Medium
EQ/Moderate Allocation Portfolio	Medium	Medium to High
EQ/Moderate-Plus Allocation Portfolio	Low	Medium to High
EQ/Aggressive Allocation Portfolio	Low	High
Each Target Allocation Portfolio pursues its investment objective by investing in “Underlying Portfolios,” all of which are managed by EIM or an affiliate of EIM. Each Target Allocation Portfolio is managed to target a particular year as the specific year of planned retirement.
Target Allocation Portfolios
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio
Target 2055 Allocation Portfolio
EIM, under the oversight of the EQ Advisors Trust’s (the “Trust”) Board of Trustees (the “Board”), has established an asset allocation target for each Portfolio. This target is the approximate percentage of each Portfolio’s assets that is invested in equity securities or fixed income securities (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios in which a Portfolio invests. Subject to this asset allocation target, the Adviser also has established target investment percentages for each asset category in which an EQ Allocation Portfolio invests. Each target investment percentage is an approximate percentage of an EQ Allocation Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios whose individual securities holdings fall within such asset category. As used in this prospectus, the term “asset category” refers to specific types of securities within each asset class (i.e., international equities, large-cap equities, small/mid-cap equities, investment grade bond and high yield bond). The asset allocation targets and target investment percentages may be changed without notice or shareholder approval.
The Adviser establishes the asset allocation target for each asset class and the target investment percentages for each asset category and identifies the specific Underlying Portfolios in which to invest using its proprietary investment process, based on a variety of factors that include fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as the Adviser’s outlook for the economy and financial markets. The Adviser may change the asset allocation targets and the target investment percentages and may add new Underlying Portfolios or replace or eliminate existing Underlying Portfolios without notice or shareholder approval. The Adviser may sell a Portfolio’s holdings in an Underlying Portfolio for a variety of reasons, including to invest in another Underlying Portfolio that the
44 The Portfolios at a glance

Adviser believes offers superior investment opportunities. The following chart describes the current asset allocation targets and target investment percentages among the asset classes and asset categories for the EQ Allocation Portfolios.
EQ Allocation Portfolios
Asset Class	EQ/Conservative Allocation	EQ/Conservative-Plus Allocation	EQ/Moderate Allocation	EQ/Moderate-Plus Allocation	EQ/Aggressive Allocation
Percentage of Equity	20%	40%	50%	70%	90%
Foreign	5%	10%	15%	20%	25%
Large Cap	10%	20%	20%	30%	40%
Small/Mid Cap	5%	10%	15%	20%	25%
Percentage of Fixed Income*	80%	60%	50%	30%	10%
Investment Grade	75%	55%	45%	28%	9%
High Yield**	5%	5%	5%	2%	1%
*
The target allocations for the investment grade and high yield fixed income asset categories may include securities of both U.S. and foreign issuers.
**
High yield fixed income assets, including high yield bonds, also are known as “junk bonds.”
A Portfolio may deviate temporarily from its asset allocation targets and target investment percentages for defensive purposes. A Portfolio can deviate by up to 15% of its target allocation for each asset class and/or asset category. In addition, with respect to the Target Allocation Portfolios, there may be occasions when those ranges will expand to 20% due to a variety of factors, including appreciation or depreciation of one or more asset classes. A Portfolio may deviate from its asset allocation targets and target investment percentages as a result of appreciation or depreciation of the holdings of the Underlying Portfolios. The Portfolios have adopted certain policies to reduce the likelihood of such an occurrence. First, the Adviser will rebalance a Portfolio’s holdings periodically to bring its asset allocation back into alignment with its asset allocation targets and target investment percentages. Second, the Adviser will not allocate any new investment dollars to any Underlying Portfolio that primarily holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, the Adviser will allocate new investment dollars on a priority basis to Underlying Portfolios that primarily hold securities of a particular asset class or category whose minimum percentage has not been achieved.
An EQ Allocation Portfolio may invest in Underlying Portfolios that tactically manage equity exposure. When market volatility is increasing above specific thresholds, such Underlying Portfolios may reduce their equity exposure. During such times, an EQ Allocation Portfolio’s exposure to equity securities may be significantly less than if it invested in a traditional equity portfolio and the EQ Allocation Portfolio may deviate significantly from its asset allocation targets. Although an EQ Allocation Portfolio’s investment in Underlying Portfolios that tactically manage equity exposure is intended to reduce the EQ Allocation Portfolio’s overall risk, it could result in periods of underperformance, even during periods when the market is rising.
The Portfolios also may, from time to time, hold cash or cash equivalents (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Adviser and for temporary defensive purposes to respond to adverse market, economic, political or other conditions. During such times, the Adviser may reduce the equity allocation of a Portfolio as low as zero, although the equity allocation may remain sizable. Should a Portfolio take this action, it may not achieve its investment objective. The Portfolios also may hold U.S. government securities and money market instruments directly for investment or other appropriate purposes.
In order to give you a better understanding of the types of Underlying Portfolios in which the Portfolios currently may invest, the table below lists the Underlying Portfolios, divided by asset category, based on each Underlying Portfolio’s primary securities holdings (as described in its prospectus). Each of the Underlying Portfolios is advised by the Adviser or an affiliate of the Adviser and may be sub-advised by one or more investment sub-advisers, which may include an affiliate of the Adviser. The Adviser’s selection of Underlying Portfolios could have a positive or negative impact on its or its affiliates’ revenues and/or profits. You should be aware that in addition to the fees directly associated with a Portfolio, you will also indirectly bear the fees of the Underlying Portfolios, which include advisory fees paid to the Adviser or an affiliate of the Adviser and administration fees paid to an affiliate of the Adviser and, in certain instances, sub-advisory fees paid by the Adviser to an affiliate. Each of the Underlying Portfolios is in the same group of investment companies as the Portfolios. Additional information regarding the Underlying Portfolios (except the 1290 Avantis® U.S. Large Cap Growth Fund, 1290 Diversified Bond Fund, 1290 Essex Small Cap Growth Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, and 1290 SmartBeta Equity Fund) is included in the prospectuses for those portfolios dated May 1, 2024, as supplemented from time to time. Additional information regarding the 1290 Avantis® U.S. Large Cap Growth Fund, 1290 Diversified Bond Fund, 1290 Essex Small Cap Growth Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, and 1290 SmartBeta Equity Fund is included in the prospectuses for those funds dated March 1, 2024, as supplemented from time to time. The Portfolios will purchase Class K shares or Class I shares, as applicable, of the Underlying
The Portfolios at a glance 45

Portfolios, which are not subject to any sales charges or distribution or service (Rule 12b-1) fees. The list of Underlying Portfolios in which a Portfolio may invest may change from time to time at the discretion of the Adviser without notice or shareholder approval. A Portfolio will not necessarily invest in every Underlying Portfolio at one time.
46 The Portfolios at a glance

EQ Allocation Portfolios
Investment Grade Bond
1290 VT DoubleLine Opportunistic Bond Portfolio
EQ/AB Short Duration Government Bond Portfolio
EQ/Core Bond Index Portfolio
EQ/Intermediate Corporate Bond Portfolio
EQ/Intermediate Government Bond Portfolio
EQ/Money Market Portfolio
EQ/PIMCO Global Real Return Portfolio
EQ/PIMCO Ultra Short Bond Portfolio
EQ/Quality Bond PLUS Portfolio
Multimanager Core Bond Portfolio
EQ/PIMCO Real Return Portfolio
EQ/PIMCO Total Return ESG Portfolio
1290 Diversified Bond Fund*
EQ/Core Plus Bond Portfolio
EQ/Long-Term Bond Portfolio
High Yield Bond
1290 VT High Yield Bond Portfolio
1290 High Yield Bond Fund*
Large Cap Equity
1290 Avantis® U.S. Large Cap Growth Fund*
ATM Large Cap Managed Volatility Portfolio
EQ/Large Cap Core Managed Volatility Portfolio
EQ/Large Cap Value Managed Volatility Portfolio
EQ/Loomis Sayles Growth Portfolio
EQ/ClearBridge Select Equity Managed Volatility Portfolio
EQ/Value Equity Portfolio
1290 VT Equity Income Portfolio
EQ/Capital Group Research Portfolio
EQ/Common Stock Index Portfolio
EQ/Equity 500 Index Portfolio
EQ/Invesco Comstock Portfolio
EQ/JPMorgan Value Opportunities Portfolio
EQ/Large Cap Growth Index Portfolio
EQ/Large Cap Value Index Portfolio
EQ/JPMorgan Growth Stock Portfolio
EQ/ClearBridge Large Cap Growth ESG Portfolio
Multimanager Aggressive Equity Portfolio
EQ/Franklin Rising Dividends Portfolio
EQ/Fidelity Institutional AMSM Large Cap Portfolio
1290 VT Socially Responsible Portfolio
Small/Mid Cap Equity
ATM Mid Cap Managed Volatility Portfolio
ATM Small Cap Managed Volatility Portfolio
EQ/Franklin Small Cap Value Managed Volatility Portfolio
1290 VT Small Cap Value Portfolio
1290 VT Micro Cap Portfolio
EQ/Morgan Stanley Small Cap Growth Portfolio
EQ/AB Small Cap Growth Portfolio
1290 VT GAMCO Small Company Value Portfolio
EQ/Mid Cap Index Portfolio
EQ/Janus Enterprise Portfolio
EQ/Small Company Index Portfolio
EQ/American Century Mid Cap Value Portfolio
EQ/Goldman Sachs Mid Cap Value Portfolio
EQ/MFS Mid Cap Focused Growth Portfolio
1290 Essex Small Cap Growth Fund*
1290 GAMCO Small/Mid Cap Value Fund*
International/Global Equity
ATM International Managed Volatility Portfolio
EQ/Global Equity Managed Volatility Portfolio
EQ/International Core Managed Volatility Portfolio
EQ/International Value Managed Volatility Portfolio
EQ/Lazard Emerging Markets Equity Portfolio
EQ/Emerging Markets Equity PLUS Portfolio
EQ/International Equity Index Portfolio
EQ/MFS International Growth Portfolio
EQ/Invesco Global Portfolio
EQ/MFS International Intrinsic Value Portfolio
1290 SmartBeta Equity Fund*
1290 VT SmartBeta Equity ESG Portfolio

Target Allocation Portfolios
Investment Grade Bond
EQ/Core Bond Index Portfolio
EQ/Intermediate Corporate Bond Portfolio
EQ/PIMCO Global Real Return Portfolio
EQ/PIMCO Ultra Short Bond Portfolio
EQ/Quality Bond PLUS Portfolio
EQ/Core Plus Bond Portfolio
1290 Diversified Bond Fund*
EQ/Long-Term Bond Portfolio
High Yield Bond
1290 VT High Yield Bond Portfolio
International Equity
EQ/Emerging Markets Equity PLUS Portfolio
EQ/MFS International Growth Portfolio
EQ/International Equity Index Portfolio
Large Cap Equity
1290 Avantis® U.S. Large Cap Growth Fund*
EQ/Value Equity Portfolio
EQ/Equity 500 Index Portfolio
EQ/JPMorgan Growth Stock Portfolio
Multimanager Aggressive Equity Portfolio
Small/Mid Cap Equity
EQ/AB Small Cap Growth Portfolio
EQ/American Century Mid Cap Value Portfolio
1290 VT GAMCO Small Company Value Portfolio
EQ/Janus Enterprise Portfolio
EQ/Small Company Index Portfolio
*
The Underlying Portfolio is managed by Equitable Investment Management, LLC, an affiliate of the Adviser, and is in the same group of investment companies as the Portfolios. The Adviser and Equitable Investment Management, LLC are under common control.
You should note that the Underlying Portfolios may already be available directly as an investment option in your Contract and that an investor in any of the Portfolios bears both the expenses of the particular EQ Allocation Portfolio or Target Allocation Portfolio, as well as the indirect expenses associated with the Underlying Portfolios. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of an EQ Allocation Portfolio or Target Allocation Portfolio instead of in the EQ Allocation Portfolio or Target Allocation Portfolio itself. However, not all of the Underlying Portfolios may be available as an investment option in your Contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Adviser.
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3. More information on strategies, risks, benchmarks and underlying portfolios
Strategies
Changes in Investment Objectives and Investment Strategies
As described in this Prospectus, each Portfolio has its own investment objective, policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Portfolio are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a reorganization or rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.
Underlying Portfolios
Each Portfolio invests primarily in Underlying Portfolios. Accordingly, each Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance.
When a Portfolio invests in other investment companies, it will indirectly bear its proportionate share of the fees and expenses incurred by those investment companies. These fees and expenses are in addition to the advisory fees and other expenses that a Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, a Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio.
Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies in the aggregate. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios rely to invest in other investment companies in excess of these limits, subject to certain conditions.
Additional Information about the Investment Strategies
The following provides additional information regarding the principal investment strategies discussed in the “About the Portfolios — Investments, Risks, and Performance — Principal Investment Strategy” section for each Portfolio, and information regarding additional investment strategies that a Portfolio may employ. The Portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see the Portfolios' Statement of Additional Information (“SAI”).
Cash and Short-Term Investments — Each Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio) as deemed appropriate by the Adviser. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.
Each Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.
Generally, these securities offer less potential for gains than other types of securities.
Portfolio Turnover — The Portfolios do not restrict the frequency of trading to limit expenses. While the Portfolios are not expected to have high portfolio turnover, a Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. A portfolio turnover rate of 100%, for example, is equivalent to a Portfolio buying and selling all of its portfolio securities once during the course of a given fiscal year. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return, and an increase in taxable capital gains distributions to the Portfolio’s shareholders (although tax implications for investments in Contracts typically are deferred during the accumulation phase).
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Temporary Defensive Investments — For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Portfolio may invest, without limit, in cash, money market instruments or high quality, short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, each Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.
U.S. Government Securities — Each Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government or its agencies or instrumentalities. U.S. government securities include mortgage- and asset-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.
Risks
Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective, principal investment strategies and particular risk factors. Each EQ Allocation Portfolio follows a distinct set of investment strategies. Each Target Allocation Portfolio follows a similar investment strategy; however, a Target Allocation Portfolio’s allocation among Underlying Portfolios will vary depending on its retirement date and, therefore, its exposure to risk will vary. Consequently, each Portfolio may be subject to different risks. Some of the risks of investing in the Portfolios are discussed below, including the principal risks of the Portfolios as discussed in “About the Portfolios — Investments, Risks, and Performance — Principal Risks.” However, other factors may also affect a Portfolio’s investment results. There is no assurance that a Portfolio will achieve its investment objective or that it will not lose value.
To the extent a Portfolio invests in Underlying Portfolios that invest primarily in certain types of securities or other instruments (such as equity securities and other equity instruments, fixed income securities and other fixed income instruments, and foreign securities), the performance of the Portfolio will be subject to the risks of investing in such securities or other instruments.
The Underlying Portfolios have principal investment strategies that come with inherent risks. Certain Underlying Portfolios may emphasize different market sectors. Some of the risks, including principal risks of investing in the Underlying Portfolios, are discussed below. An Underlying Portfolio may be subject to certain additional risks as discussed in its prospectus. More information about the Underlying Portfolios is available in their respective prospectuses.
In each of the risk categories below, risks are described in alphabetical order and not in order of perceived importance or potential exposure. In this section, the term “Portfolio” may include an EQ Allocation Portfolio, a Target Allocation Portfolio, an Underlying Portfolio, or all of the above.
General Risks
Each Portfolio and each of the Underlying Portfolios may be subject to certain general investment risks, as discussed below.
Affiliated Portfolio Risk — In managing a Portfolio that invests in Underlying Portfolios, the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser is subject to conflicts of interest in selecting, and allocating a Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its affiliates provide. The Trustees and officers of the Trust also may have conflicting interests in fulfilling their fiduciary duties to both a Portfolio and the affiliated Underlying Portfolios in which it invests.
A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows may be frequent and could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value and performance and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s ability to meet shareholder redemption requests or could limit an Underlying Portfolio’s and, in turn, a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser also could be subject to conflicts of interest in selecting shares of Underlying Portfolios for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could
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increase an Underlying Portfolio’s and, in turn, a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying Portfolio’s and, in turn, a Portfolio’s, actual expenses to increase, or could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio.
Asset Allocation Risk — The investment performance of an allocation Portfolio depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations, or below the securities markets generally, over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause a Portfolio to lose value, may not produce the desired results, or may cause a Portfolio’s results to lag relevant benchmarks or other portfolios with similar investment objectives. For example, weighting equity securities too heavily during a period of stock market decline may result in a failure to preserve capital. Conversely, weighting debt securities too heavily during a period of stock market appreciation may result in lower total return. In addition, the allocation and investment decisions made may not be timely relative to market, economic or other developments. Moreover, if a Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio will have less flexibility in its investment strategy than portfolios that are not subject to such limitations.
Cash Management Risk — Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions as part of the Portfolio's strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio's market exposure and for other portfolio management purposes. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect a Portfolio's performance due to missed investment opportunities and may also subject a Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling, or perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to honor its obligations, and increased costs, such as any fees imposed for large cash balances.
Concentration Risk — If an Underlying Portfolio concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, that Underlying Portfolio may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Counterparty Risk — A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance or non-performance by, another party to a transaction.
Cybersecurity and Operational Risk — A Portfolio and its service providers, and shareholders’ ability to transact with a Portfolio, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Portfolio assets, customer data, or proprietary information, or cause a Portfolio or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or “hacking”) or unintentional events (e.g., inadvertent release of confidential information, including by a Portfolio or its service providers). Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Technology is continuously changing, and new ways to carry out cyber attacks are always developing. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on a Portfolio and its shareholders.
The occurrence of any of these problems could result in a loss of information, the inability to process Portfolio transactions or calculate a Portfolio’s net asset value, violations of applicable privacy and other laws, regulatory scrutiny, penalties, fines, reputational damage, additional compliance costs or other consequences, any of which could have a material adverse effect on a Portfolio or its shareholders. The Adviser, through its monitoring and oversight of Portfolio service providers, seeks to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser or Portfolio service providers to identify all of the cybersecurity or other operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Among other situations, disruptions (for example, pandemics or health crises) or other developments that cause prolonged periods of remote work or significant employee absences at a Portfolio’s service providers could impact the ability to conduct the Portfolio’s operations. A Portfolio may incur substantial costs to prevent or address cybersecurity incidents.
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Most issuers in which a Portfolio invests are heavily dependent on computers for data storage and operations and require ready access to the internet to conduct their businesses. Thus, cybersecurity incidents could also affect issuers of securities in which a Portfolio invests, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investments in the securities of such issuers to lose value.
Derivatives Risk — A derivative instrument is generally an investment contract the value of which depends upon (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). A Portfolio's investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio's returns and increase the volatility of the Portfolio's net asset value. Examples of derivative instruments include, among others, forward contracts, futures contracts, options contracts, options on futures contracts, and swaps. The following provides a more general discussion of important risk factors (e.g., counterparty and credit risk, leveraging risk, liquidity risk, management risk, market and interest rate risk, valuation risk, and other risks) relating to all derivative instruments that a Portfolio may use. A discussion of additional risks associated with particular derivative instruments follows the general discussion, and particular derivative instruments are discussed in more detail under “Additional Investment Strategies and Risks” in the Statement of Additional Information.
Counterparty and Credit Risk —  A Portfolio may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. To the extent a Portfolio has significant exposure to a single counterparty or small group of counterparties, this risk will be particularly pronounced. In addition, derivatives traded over-the-counter that are uncleared do not benefit from the protections provided by exchanges and central counterparties (derivatives clearing organizations and clearing corporations) in the event that a counterparty is unable or unwilling to fulfill its contractual obligation. Such uncleared over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives that are cleared by a central counterparty.
Leveraging Risk — Derivatives may be leveraged such that a small investment can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain, and a Portfolio could lose more than the amount it invested. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that a rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses. Some derivatives can have the potential for unlimited losses, regardless of the size of the initial investment.
Liquidity Risk — It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives, and the resulting inability of a Portfolio to sell or otherwise close out a derivatives position, could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately.
Management Risk — Derivative products are highly specialized instruments. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. The use of a derivative requires an understanding not only of the underlying asset, reference rate, index or event, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Market and Interest Rate Risk — Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. The successful use of derivatives will usually depend on the Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Adviser does not predict correctly the direction of asset prices, interest rates and other economic factors, a Portfolio’s derivatives positions could lose value. Derivatives may not behave as anticipated by a Portfolio, especially in abnormal market conditions. Derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. While some derivatives strategies can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Portfolio investments.
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Valuation Risk — Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index.
Other Risks — Derivatives also may be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, as well as legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, or the legality or enforceability of a contract.
When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial or that, if used, such strategies will be successful.
When a Portfolio uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Portfolio from incurring losses on derivatives. The need to provide margin or collateral could limit a Portfolio’s ability to pursue other opportunities as they arise. Derivatives that have margin requirements involve the risk that if a Portfolio has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities or other instruments from its portfolio at a time when it may be disadvantageous to do so. Derivatives also may involve fees, commissions, or other costs that may reduce a Portfolio’s gains or exacerbate its losses from the derivatives.
The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. The federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.
Legislative and regulatory developments may limit the availability of certain derivatives, may reduce the attractiveness or increase the cost of derivatives, and may otherwise adversely impact the performance and value of derivatives. Legislative and regulatory developments also may change the way in which a Portfolio itself is regulated. Such developments may impact a Portfolio’s ability to invest, or remain invested, in certain derivatives, adversely affect a Portfolio’s ability to achieve its investment objective, and adversely affect a Portfolio’s efficiency in implementing its investment strategies. Complying with new requirements also may increase the cost of a Portfolio’s investments and the cost of implementing a Portfolio’s investment program and related operations, which could adversely affect a Portfolio and its investors.
A discussion of additional risks associated with particular derivative instruments follows:
Forward Contract Risk —  There are no limits on daily price fluctuations of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (i.e., the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).
Futures Contract Risk — There can be no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its futures positions could also be impaired.
Options Contract Risk — There can be no guarantee that the use of options will increase a Portfolio's return or income. By writing (selling) a put option, a Portfolio takes on the risk of a decline in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of the option it sells, but without the corresponding opportunity to benefit
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from a potential increase in the value of the underlying instrument. When a Portfolio writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and a Portfolio is not able to close out its written put options, it may result in substantial losses to the Portfolio. By writing (selling) a call option, a Portfolio assumes the risk that it must sell the underlying instrument at a strike price that may be lower than the market price of the instrument. When a Portfolio writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a call option that a Portfolio has written is exercised, the Portfolio will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Portfolio purchased the instrument and the strike price of the option. A Portfolio will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. If a call option that a Portfolio has written expires unexercised, the Portfolio will experience a gain in the amount of the premium if received; however, that gain may be offset by a decline in the market value of the underlying instrument during the option period. If an option a Portfolio has purchased is never exercised or closed out, the Portfolio will lose the amount of the premium it paid and the use of those funds.
Swaps Risk — Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Portfolio is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that a Portfolio is contractually entitled to receive. As a seller of a credit default swap, a Portfolio effectively adds economic leverage because, in addition to its total net assets, the Portfolio is subject to investment exposure on the entire notional amount of the contract. See “Leveraging Risk” above. Additionally, holding a position in a credit default swap could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for certain swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.
Index Strategy Risk — A Portfolio (or a portion thereof) that employs an index strategy generally invests in all of the securities included in (or “replicates”) an index or invests in a representative sampling of such securities, regardless of market trends, to seek to track the performance of an unmanaged index of securities, whereas an actively managed Portfolio (or portion thereof) typically seeks to outperform a benchmark index. A Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent that the index has a significant weighting in a particular sector, a Portfolio will be subject to the risks associated with that sector and may experience greater performance volatility than a portfolio that seeks to track the performance of an index that is more broadly diversified. In addition, although the index strategy attempts to closely track the relevant index, a Portfolio may not invest in all of the securities in the index. Also, unlike index performance, a Portfolio’s performance will be reduced by its fees and expenses. Cash flow into and out of a Portfolio, portfolio transaction costs, changes in the securities that constitute the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match or achieve a high degree of correlation to that of the relevant index. Tracking error (that is, the divergence, positive or negative, between the performance of a Portfolio and the relevant index) may cause a Portfolio’s performance to be less than expected. To the extent a Portfolio’s investments track the relevant index, the Portfolio may underperform other portfolios that invest more broadly. In addition, errors relating to the index may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, and market or other disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or disruptions may result in losses for a Portfolio.
To the extent that the securities of a limited number of companies represent a significant percentage of the relevant index, a Portfolio may be subject to more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. A Portfolio may experience greater performance volatility than a portfolio that seeks to track the performance of an index that is more broadly diversified.
To the extent that a Portfolio utilizes a representative sampling approach, it may experience greater tracking error than it would if the Portfolio sought to replicate the index. A Portfolio’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development with respect to an issuer of securities held by the Portfolio could result in a greater decline in net asset value than would be the case if the Portfolio held all of the securities in the index.
Insurance Fund Risk — The Portfolios are available through Contracts offered by insurance company affiliates of the Adviser, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Adviser’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Adviser is subject to conflicts of interest in connection with providing
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advice to, or developing strategies and modeling tools used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the modeling tools used to manage a Portfolio). The performance of a Portfolio could impact the obligations and financial exposure of the Adviser’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option, and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Adviser’s investment decisions and the design of the Portfolios could be influenced by these factors. For example, the Portfolios or modeling tools and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The financial benefits to the Adviser’s insurance company affiliates could be material. The performance of a Portfolio also could adversely impact the value of Contracts that offer the Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract.
Investment Style Risk — A Portfolio may use a particular style or set of styles — for example, growth or value investing styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods.
Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. A Portfolio using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Portfolio also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.
Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Portfolio using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s full value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually have been appropriately priced or overvalued at the time of investment. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.
Issuer-Specific Risk — The value of an individual security can be more volatile than the market as a whole and can perform differently from the market as a whole. Any issuer of securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by a variety of factors, such as poor management decisions; reduced demand for the issuer’s goods or services; competitive pressures; negative perception in the marketplace; loss of major customers; changes in technology; investigations or other controversies related to the issuer; strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives; fraudulent disclosures; and the historical and prospective earnings of the issuer and the value of its assets. Certain unanticipated events, such as litigation or natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities. A change in the financial condition of (or other event affecting) a single issuer may affect securities markets as a whole.
Large Transaction Risk — A significant percentage of a Portfolio's shares may be owned or controlled by the Adviser and its affiliates or other large shareholders, including primarily insurance company separate accounts. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution and other transactions by affiliates of the Adviser. These inflows and outflows may be frequent and could negatively affect a Portfolio's net asset value and performance, and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for a Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect a Portfolio's ability to meet shareholder redemption requests or could limit a Portfolio's ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser or its affiliates also could be subject to conflicts of interest in selecting shares of a Portfolio for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could increase a Portfolio's brokerage or other transaction costs, and large-scale outflows could cause a Portfolio's actual expenses
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to increase, or could result in a Portfolio's current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Portfolio's expense ratio. Although large transactions may be more frequent under certain circumstances, a Portfolio is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Portfolio shares at any time.
Leveraging Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to a Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, or have embedded leverage, relatively small market fluctuations can result in large changes in the value of such investments. In addition, the costs that a Portfolio pays to engage in these practices are additional costs borne by the Portfolio and could reduce or eliminate any net investment profits. Unless the profits from engaging in these practices exceed the costs of engaging in these practices, the use of leverage will diminish the investment performance of a Portfolio compared with what it would have been had the Portfolio not used leverage. There can be no assurance that a Portfolio’s use of any leverage will be successful.
Liquidity Risk — From time to time, there may be little or no active trading market for a particular investment in which a Portfolio may invest or is invested due to a variety of circumstances, including but not limited to deterioration in the financial condition of an issuer or issuers in a particular industry or market segment, periods of economic and market stress, changes in investor perceptions regarding an issuer or industry, periods of market volatility that trigger market circuit breakers that halt trading in securities or close markets entirely, planned market closures, shortened trading hours, extended market holidays, and other reasons. In such a market, the value of such investments and a Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve a Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, a Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in losses or may be costly to the Portfolio. Judgment plays a greater role in valuing illiquid investments than investments with more active markets, and there is a greater risk that the investments may not be sold for the price at which a Portfolio is carrying them. A Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. In addition, the trading market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An inability to sell a portfolio position can adversely affect a Portfolio’s value or prevent a Portfolio from being able to take advantage of other investment opportunities. Market participants attempting to sell the same or a similar investment at the same time as a Portfolio could decrease the liquidity of such an investment, especially during periods of market stress, and contribute to downward pricing pressure. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect a Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.
The SEC has instituted various requirements for open-end funds, including the Portfolios, to establish, and the Portfolios have established, a program to manage liquidity risks. These requirements are intended to reduce liquidity risk, but they may not work as intended. Analyses, judgments and decisions made in connection with administering the liquidity risk management program may be incorrect or otherwise may not produce the desired results. In addition, changes in market conditions, which may occur rapidly and unpredictably, may adversely affect the administration of the program. Changes related to the requirements may increase a Portfolio’s expenses, may negatively affect a Portfolio’s yield and return potential, and may not reduce a Portfolio’s liquidity risk.
Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets, may alter or impair a Portfolio’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.
Market Risk — A Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions, global demand for particular products or resources, lack of liquidity in the markets, or adverse investor sentiment generally. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. The value of a security also may decline due to factors that affect a particular sector or industry, such as tariffs, labor shortages or increased production costs and competitive conditions within the sector or industry.
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Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or asset classes. Changes in value may be temporary or may last for extended periods. Changes in the financial condition of (or other event affecting) a single issuer can impact an individual sector or industry, or the securities markets as a whole. A Portfolio may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there can be no assurance that the investments held by a Portfolio will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses. Additionally, market speculation focused on profiting from fluctuations in the value of one or more securities or asset classes over a short period of time may result in large-scale and sudden purchases and sales of those securities or asset classes, which can significantly affect the value of those securities and asset classes as well as the market more broadly in unexpected ways, and cause significant share price volatility and losses for a Portfolio.
Global economies and financial markets are highly interconnected, which increases the likelihood that conditions in one country or region or events affecting a single or small number of issuers will adversely impact issuers in a different country or region. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. As a result, the value and liquidity of a Portfolio’s investments may be negatively affected by developments in other countries and regions, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. Securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Moreover, systemic market dislocations of the kind that occurred during the global financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments.
Impacts from climate change may include significant risks to global financial assets and economic growth. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other securities markets, perhaps suddenly and to a significant degree.
In addition, markets and market-participants are increasingly reliant on both publicly available and proprietary information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market-participants, may include significant risks to global financial markets.
Multiple Sub-Adviser Risk — The Adviser may allocate a Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect a Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of a Portfolio independently from another Sub- Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that
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temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of a Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser(s), the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s or its affiliates’ revenues and profits.
If the Adviser hires, terminates or replaces a Sub-Adviser to a Portfolio or adjusts the asset allocation among Sub- Advisers in the Portfolio, the Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Sub-Advisers. A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the changes.
Non-Diversified Portfolio Risk — A non-diversified Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Portfolio’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence affecting one or more of these issuers.
Portfolio Management Risk — A Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to a Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies, some of which are created or maintained by an investment manager or its affiliates and some of which are created or maintained by third parties. A Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. Imperfections, errors or limitations may go undetected for long periods of time or may never be detected, which could adversely affect decision making for a Portfolio, as well as a Portfolio’s operations or performance, and may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk-reducing actions. There can be no assurance that the use of these technologies will result in effective investment decisions for a Portfolio or enable a Portfolio to achieve its investment objective. Furthermore, artificial intelligence technologies are evolving and may be under development or implemented (or may already have been deployed) for certain processes, including portfolio management, data monitoring and analysis, security selection, trading, and portfolio risk management. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.
Portfolio Turnover Risk — High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return. A Portfolio that adopts new investment objectives or policies or portfolio management strategies and/or undergoes a reorganization with another Portfolio may experience substantially increased portfolio turnover due to the differences between the Portfolio’s previous and current investment objectives and policies and portfolio management strategies.
Recent Market Conditions Risk — U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Global economies and financial markets are highly interconnected, which increases the likelihood that conditions in one country or region will adversely impact issuers in a different country or region.
Due to concerns regarding recent high inflation in many sectors of the U.S. and global economies, the U.S. Federal Reserve (“Fed”) and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate and price volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.
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The Fed’s or foreign central banks’ actions may result in an economic slowdown in the United States and abroad. There are concerns that monetary policy may provide less support should economic growth slow. An economic slowdown may negatively affect national and global economies, as well as national and global securities and commodities markets, and may continue for an extended period of time and have unforeseen impacts. Any deterioration in economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market values, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets, or decrease confidence in the markets.
In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. In addition, widespread loan defaults in the commercial real estate sector could have a cascading effect on the broader banking system, straining the financial health of lending institutions and potentially causing more banks to fail.
High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of the coronavirus disease (COVID-19) pandemic and ensuing economic relief and public health measures. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States. The long-term consequences of high public debt are not known, but high levels of public debt may negatively affect economic conditions and the value of markets, sectors and companies in which a Portfolio invests.
Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, a U.S. government shutdown (or the threat of such a shutdown), and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Portfolios’ investments.
Tensions, war, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.
Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy and have material adverse impacts on a Portfolio. Public health crises caused by outbreaks of infectious diseases or other public health issues may disrupt market conditions and operations and economies around the world, exacerbate other pre-existing economic, political, and social tensions and risks, and negatively affect market performance and the value of investments in individual companies in significant and unforeseen ways. The impact of any outbreak may last for an extended period of time. For example, the impact of the COVID-19 pandemic caused significant volatility and severe losses in global financial markets. The COVID-19 pandemic and efforts to contain its spread resulted in significant disruptions to business operations, supply chains and customer activity, higher default rates, widespread business closures and layoffs, travel restrictions and border closings, extended quarantines and stay-at-home orders, event and service cancellations, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. The continued impact of COVID-19 is uncertain. Other outbreaks of infectious diseases or other public health issues that may arise in the future may have similar or worse effects.
Slowing global economic growth, the rise in protectionist trade policies, and changes to some major international trade agreements (including, for example, the trade agreement between the United Kingdom and the European Union) could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments
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in China. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If relations between the United States and China do not improve or continue to deteriorate, or if China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally, and the value of a Portfolio’s investments may go down.
Advancements in technology may also adversely impact market movements and liquidity and may affect the overall performance of a Portfolio. For example, the advanced development and increased regulation of artificial intelligence may impact the economy and the performance of a Portfolio. As artificial intelligence is used more widely, the profitability and growth of a Portfolio’s holdings may be impacted, which could impact the overall performance of a Portfolio.
In addition, global climate change may have a significant adverse effect on property and security values. A rise in sea levels, changes in weather patterns, an increase in powerful storms and/or an increase in flooding could cause real estate properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. Regulatory changes and divestment movements in the United States and abroad tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by affected properties, and insurers of the properties and/or of corporate, municipal or mortgage-backed securities. Because property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
All of these risks may have a material adverse effect on the performance and financial condition of the companies and other issuers in which a Portfolio invests, and on the overall performance of a Portfolio.
Redemption Risk — A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times, which could have a negative impact on the Portfolio's overall liquidity, or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Redemption risk also is greater to the extent that one or more investors control a large percentage of investments in a Portfolio, have short investment horizons, or have unpredictable cash flow needs. Heavy redemptions could hurt a Portfolio's performance and increase transaction costs.
Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.
Regulatory Risk — Each Portfolio is subject to extensive laws and regulations that govern its operations. Each Portfolio is subject to regulation by the Securities and Exchange Commission (“SEC”) and is also subject to regulations imposed by other governmental regulatory authorities and self-regulatory organizations. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Extensive regulation or a change in existing laws or regulations may have unpredictable and unintended effects and may materially impact a Portfolio, a security, business, sector or market. For example, extensive regulation or a change in existing laws or regulations made by the government or a regulatory body may limit or preclude a Portfolio’s ability to achieve its investment objective, impact a Portfolio’s investment policies or strategies, adversely affect a Portfolio’s efficiency in implementing its investment strategies, and/or reduce the attractiveness or increase the cost of an investment, which may, in turn, adversely affect a Portfolio’s performance. A Portfolio also may incur additional costs, which may be substantial, to comply with new requirements as well as to monitor for compliance with new requirements going forward. A Portfolio also may be adversely affected by changes in the interpretation or enforcement of existing laws or regulations. Changes in laws or regulations also may impair the operation of the U.S. or other securities markets.
Repurchase Agreements Risk — Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. A Portfolio’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the Portfolio
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could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.
Risk Management — The Adviser and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that the Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to the Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Adviser or Sub-Advisers will identify all of the risks that might affect the Portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.
Risks Related to Investments in Underlying Portfolios — When a Portfolio invests in an Underlying Portfolio (i.e., operates under a “fund of funds” arrangement), it will indirectly bear its proportionate share of the fees and expenses incurred by the Underlying Portfolio. These fees and expenses are in addition to the advisory fees and other expenses that the Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, the Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios, as well as the ability of the Underlying Portfolios to generate favorable performance. The Underlying Portfolios’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios to meet their respective investment objectives. In addition, because each Underlying Portfolio is managed independently, the same security may be held by different Underlying Portfolios, or may be acquired for one portfolio at a time when another portfolio deems it appropriate to dispose of the security, resulting in higher indirect expenses without accomplishing any net investment result. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio, which will vary. A Portfolio does not control the investments of the Underlying Portfolios, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The Underlying Portfolios may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an Underlying Portfolio at a time and price that is unfavorable to the Portfolio.
In addition, regulations relating to “fund of funds” arrangements may impact a Portfolio’s or an Underlying Portfolio’s ability to achieve its investment objective, impact a Portfolio’s or an Underlying Portfolio’s investment policies or strategies, adversely affect a Portfolio’s or an Underlying Portfolio’s efficiency in implementing its investment strategies, increase operating costs, and/or adversely affect a Portfolio’s or an Underlying Portfolio’s performance.
Sector Risk — To the extent a Portfolio invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect that sector, industry, or sub-sector. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, regulatory or other events. An individual sector, industry, or sub-sector of the market may be affected by a change in financial condition or other event affecting a single issuer. A Portfolio’s performance could also be affected if the sector, industry, or sub-sector does not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Securities Lending Risk — Securities lending exposes a Portfolio to counterparty risk, market risk on the loaned securities, and reinvestment risk on the cash collateral. A Portfolio may lend its portfolio securities to brokers, dealers, other financial institutions and other eligible persons in order to earn additional income on those securities. Generally, any such loan of portfolio securities will be contractually required to be continuously secured by collateral in the form of cash or U.S. government or agency securities with a value at least equal to the value of the securities loaned. A Portfolio may reinvest cash collateral in short-term, highly liquid investments, such as money market funds and repurchase agreements (including for purchases of securities that may be loaned). A Portfolio could lose money on its investment of cash collateral if the assets in which cash collateral is reinvested do not perform as well as the original loaned securities. Because cash collateral received by a Portfolio in securities lending transactions may be invested in money market funds, the investment return on cash collateral so invested by a Portfolio may be affected by investment advisory fees, administrative fees, service fees and other fees that are indirectly borne by the Portfolio, which would be in addition
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to the fees the Portfolio pays its service providers. Securities lending is a form of leverage, which may magnify both gains and losses. The risks of lending portfolio securities, as with other extensions of secured credit, also consist of possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral) or in the recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities, which may result in a loss to a Portfolio. Securities loans are subject to termination by a Portfolio as lender or by the borrower at any time. If a Portfolio terminates a securities loan, it will forego any income on the loan after the termination. In addition, securities on loan may not be voted by a Portfolio, and there is a risk that a Portfolio may not be able to recall loaned securities in sufficient time to vote on material proxy matters. In addition, a Portfolio typically pays lending fees to the party that serves as the securities lending agent for the Portfolio and arranges loans under the securities lending program.
Short Position Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains. Short sales involve greater reliance on an investment adviser’s ability to accurately anticipate the future value of a security or instrument, higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Short sales present a risk of unlimited loss on an individual security basis, particularly in cases where a Portfolio is unable, for whatever reason, to close out its short position, because the Portfolio may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with short sales. In addition, by investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss more than it would be without the use of leverage. Market or other factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Portfolio may have to buy the securities sold short at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss to the Portfolio. When a Portfolio is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.
Sub-Adviser Selection Risk — A Portfolio is subject to the risk that the Adviser’s process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results.
In addition, the Adviser is subject to certain conflicts of interest in connection with recommending the appointment and continued service of Sub-Advisers. If the Adviser is affiliated with a Sub-Adviser, the Adviser will benefit not only from the net advisory fee the Adviser retains, but also from the sub-advisory fees paid by the Adviser to the affiliated Sub-Adviser. Since the Adviser pays fees to the Sub-Advisers from the advisory fees that it earns from the Portfolios, any increase or decrease in the sub-advisory fees negotiated with proposed or current Sub-Advisers will result in a corresponding decrease or increase, respectively, in the amount of the advisory fee retained by the Adviser. The Adviser or its affiliates also have distribution relationships with certain Sub-Advisers or their affiliates under which the Sub-Advisers or their affiliates distribute or support the distribution of investment products issued or sold by the Adviser or its affiliates (including those in which the Portfolios serve as investment options), which could financially benefit the Adviser and its affiliates or provide an incentive to the Adviser in selecting one Sub-Adviser over another. In addition, the Adviser’s and/or its affiliates’ other existing or potential business relationships, including with Sub-Advisers and/or their affiliates, or other financial or personal relationships, could influence the Adviser’s selection and retention or termination of Sub-Advisers. When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on the qualitative and quantitative factors described in detail in the Prospectus.
Target Date Risk — A Target Allocation Portfolio does not provide guaranteed income or payouts to an investor at or after the target year. An investment in a Target Allocation Portfolio may decline in value and will not ensure that an investor will have assets sufficient to cover retirement expenses or that an investor will have enough saved to be able to retire in, or within a few years of, the target year identified in the Portfolio’s name. The adequacy of an investor’s account at and after the target year will depend on a variety of factors, including the amount of money invested in a Target Allocation Portfolio, the length of time the investment was held, and the Target Allocation Portfolio’s returns over time.
Tax Risk — A Portfolio is subject to the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes and commodity options, futures, and options
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on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions.
Valuation Risk — The price at which a Portfolio sells any particular investment may differ from the Portfolio’s valuation of the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require a Portfolio to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. An investment’s valuation may differ depending on the method used for determining value. Investors who purchase or redeem Portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Portfolio had not held fair-valued securities or had used a different valuation methodology. The value of foreign securities, certain futures and fixed income securities, and currencies may be materially affected by events after the close of the markets on which they are traded but before a Portfolio determines its net asset value. A Portfolio uses pricing services to provide values for certain securities, and there is no assurance that a Portfolio will be able to sell an investment at the price provided by such pricing services. Different pricing services use different valuation methodologies, potentially resulting in different values for the same investments. As a result, if a Portfolio were to change pricing services, or if a pricing service were to change its valuation methodology, the value of the Portfolio’s investments could be impacted. A Portfolio’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Volatility Management Risk — A Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that may employ various volatility management techniques or make strategic adjustments to their asset mix (such as by using futures and options to manage equity exposure). Although these actions are intended to reduce the overall risk of investing in an Underlying Portfolio, they may not work as intended and may result in losses by an Underlying Portfolio, and in turn, a Portfolio, or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when an Underlying Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser. Volatility is a statistical measure of the magnitude of changes in a portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in a portfolio’s returns.
The result of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.
The Adviser to the Underlying Portfolios uses proprietary modeling tools to implement the volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose an Underlying Portfolio, and in turn, a Portfolio, to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.
Moreover, volatility management strategies may expose an Underlying Portfolio, and in turn, a Portfolio, to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by an Underlying Portfolio to hedge the value of the Underlying Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Underlying Portfolio’s other investments. When equity exposure is reduced, a lack of correlation between the changes in the value of the futures contracts or other instruments used in connection with the volatility management strategy and the value of an Underlying Portfolio’s other equity investments (if any) being hedged could result in losses.
Any one or more of these factors could prevent an Underlying Portfolio from achieving the intended volatility management or could cause an Underlying Portfolio, and in turn, a Portfolio, to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit an Underlying Portfolio’s, and thus a Portfolio’s, participation in market gains,
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even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in an Underlying Portfolio, may result in underperformance by an Underlying Portfolio. For example, if an Underlying Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Underlying Portfolio may forgo some of the returns that can be associated with periods of rising equity values. An Underlying Portfolio’s performance, and therefore a Portfolio’s performance, may be lower than the performance of similar funds where volatility management techniques are not used. In addition, the Adviser and its insurance company affiliates manage or advise other funds and accounts that engage in and compete for transactions in the same types of securities and instruments (such as futures contracts) as an Underlying Portfolio. Such transactions could affect the prices and availability of the securities and instruments in which an Underlying Portfolio invests, directly or indirectly, and could have an adverse impact on an Underlying Portfolio’s performance, and therefore a Portfolio’s performance.
Insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in a Portfolio have a financial interest in preserving the value of the Portfolio and reducing its volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors, including the performance and volatility of the Portfolio). To the extent a Portfolio is successful in managing the volatility of returns and downside risk, the insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the Portfolio will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and could reduce their reserve and capital requirements. These financial benefits to the insurance companies could be significant.
Risks of Equity Investments
Each Portfolio may invest a portion of its assets in Underlying Portfolios that emphasize investments in equity securities or other equity instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities or other equity instruments.
In general, the EQ/Aggressive Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Moderate Allocation Portfolio will be subject to the risks of investing in equity securities to a greater extent than the EQ/Conservative Allocation Portfolio and EQ/Conservative-Plus Allocation Portfolios. In general, the Target Allocation Portfolios with later retirement dates, such as the Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio, will be subject to the risks of investing in equity securities to a greater extent than the Target Allocation Portfolios with earlier retirement dates.
The risks of investing in equity securities or other equity instruments may include:
Convertible Securities Risk — A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, but a Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.
Dividend Risk — Dividends received on common stocks are not fixed but are paid at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which a Portfolio invests will pay dividends in the future or that dividends, if paid, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as
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interest rates rise or fall, the prices of such securities may be impacted. A sharp rise in interest rates, an economic downturn, or other market or company-specific developments, could result in a company’s decision to decrease or eliminate a dividend. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.
Equity Risk — In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. Equity securities generally have greater price volatility than fixed-income securities. A Portfolio may experience a significant or complete loss on its investment in an equity security. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.
Exchange-Traded Funds (“ETFs”) Risk — When a Portfolio invests in an ETF, it will indirectly bear its proportionate share of the fees and expenses incurred by the ETF. These fees and expenses are in addition to the advisory fees and other expenses that a Portfolio and its shareholders bear directly in connection with the Portfolio’s own operations. As a result, a Portfolio’s shareholders will be subject to two layers of fees and expenses with respect to investments in the Portfolio. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. A Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary. A Portfolio does not control the investments of the ETFs, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio.
In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that such an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance not to match the performance of its index. An ETF’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index, and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results. In addition, an actively managed ETF’s performance will reflect the ETF manager’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
Moreover, there is the risk that an ETF may value certain securities at a price higher than the price at which it can sell them. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.
Financial Services Sector Risk — To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The financial services sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact a Portfolio. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.
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Focused Portfolio Risk — A Portfolio that invests in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value and, as a result, the Portfolio may experience greater performance volatility than a Portfolio that is more broadly invested.
Initial Public Offering (“IPO”) Risk — Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Prior to an IPO, there is no public market for an issuer’s securities, and there can be no assurance that an active trading market will develop or be sustained following the IPO. In addition, the prices of securities sold in IPOs may be highly volatile. Therefore, a Portfolio may hold IPO shares for a very short period of time. At times, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, if, for example, only a small portion of the securities being offered in an IPO are made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities allocated to any one portfolio may decrease. To the extent a Portfolio with a small asset base invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. The impact of IPOs on such a Portfolio's performance will likely decrease as the Portfolio's asset size increases, which could reduce the Portfolio's returns. There is no guarantee that as such a Portfolio's assets grow it will continue to experience substantially similar performance by investing in profitable IPOs.
Large-Cap Company Risk — Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.
Mid-Cap, Small-Cap and Micro-Cap Company Risk — A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments, which can negatively affect their value. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company securities tend to rise and fall in value more frequently than the prices of securities of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their securities could decline significantly. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.
Preferred Stock Risk — Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities. Preferred stock also may be less liquid than common stock. To the extent that a Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.
Real Estate Investing Risk — Real estate-related investments may decline in value as a result of factors affecting the overall real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand and general and local economic conditions and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. For example, the COVID-19 pandemic has impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments, which has reduced the demand for commercial and office space. Losses may occur from, for example, casualty or condemnation, or extended vacancies of properties, and government actions, such as tax law changes, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs or refinance their obligations. In addition, global climate change may have a significant adverse effect on property and security values and may exacerbate the risks of natural disasters.
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Real estate investment trusts (“REITs”) generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by mortgagors or other borrowers, and self-liquidations. The risk of defaults is generally higher in the case of mortgage pools that include subprime mortgages involving borrowers with blemished credit histories. The liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time. In addition, regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located.
Operating REITs requires specialized management skills, and a Portfolio that invests in REITs indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. Domestic REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass-through of net investment income and net realized gains distributed to shareholders. Failure to meet these requirements may have adverse consequences on an investing Portfolio. Similar treatment may also apply to REIT-like entities under the laws of the countries in which they were formed. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.
Special Situations Risk — A Portfolio may seek to benefit from “special situations,” such as acquisitions, mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or an acquisition, merger, consolidation, bankruptcy, liquidation, reorganization or restructuring proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a Sub-Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that a Sub-Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes a longer time to close than a Sub-Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return. In some circumstances, the securities purchased may be illiquid making it difficult for the Portfolio to dispose of them at an advantageous price.
Unseasoned Companies Risk — Unseasoned companies are companies that have been in operation for less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.
Risks of Fixed Income Investments
Each Portfolio may invest a portion of its assets in Underlying Portfolios that invest primarily in debt securities or other debt instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds or other debt instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed and asset-backed securities, securities issued by the U.S. government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as described in an Underlying Portfolio’s investment strategies. In addition to bonds, debt securities also include money market instruments.
In general, the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio and EQ/Moderate Allocation Portfolio will be subject to the risks of investing in fixed income securities to a greater extent than the EQ/Aggressive Allocation Portfolio and EQ/Moderate-Plus Allocation Portfolios. In general, the Target Allocation Portfolios with earlier retirement dates, such as the Target 2015 Allocation Portfolio and Target 2025 Allocation Portfolio, will be subject to the risks of investing in fixed income securities to a greater extent than the Target Allocation Portfolios with later retirement dates.
The risks of investing in fixed income securities or other fixed income instruments may include:
Banking Industry Sector Risk — To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory or other developments relating to the banking industry may affect its investment. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.
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In March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. In addition, widespread loan defaults in the commercial real estate sector could have a cascading effect on the broader banking system, straining the financial health of lending institutions and potentially causing more banks to fail.
Collateralized Loan Obligations Risk — Investments in collateralized loan obligations (“CLOs”) involve many of the same risks associated with investments in debt securities and asset-backed securities, including interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and valuation risk. The risks of an investment in a CLO also depend largely on the quality and type of the collateral and the class or “tranche” of the CLO in which a Portfolio invests. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by a Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under a Portfolio’s liquidity policies. Additionally, CLOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the collateral securities may decline in value or quality or be downgraded or go into default, particularly during periods of economic downturn; (c) the possibility that a Portfolio may invest in CLOs that are subordinate to other classes; (d) the risk that the manager of the CLOs may perform poorly; and (e) the risk that the complex structure of CLOs may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to a Portfolio. CLOs also may charge management and other administrative fees, which are in addition to those of a Portfolio.
Credit Risk — A Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest and/or principal payments or otherwise honor its obligations, or defaults completely, which may cause the Portfolio’s holdings to lose value. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Higher credit ratings correspond to lower perceived credit risk, and lower credit ratings correspond to higher perceived credit risk. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Credit ratings also may be influenced by conflicts of interest. Credit ratings represent a rating agency’s opinion regarding the quality of a security and are not a guaranty of quality. Credit ratings do not protect against a decline in the value of a security. The downgrade of a security’s credit rating may decrease its value. Lower credit quality (or changes in the market’s perception of an issuer’s creditworthiness) also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. A Portfolio may experience a significant or complete loss on a fixed income security or a transaction. Rising or high interest rates may deteriorate the credit quality of an issuer or counterparty, particularly if the issuer or counterparty faces challenges rolling or refinancing its obligations. When a fixed income security is not rated, an investment manager may have to assess the risk of the security itself. In addition, legislation and regulations to reform rating agencies could adversely impact a Portfolio’s investments or investment process.
Distressed Companies Risk — A Portfolio may invest in distressed debt securities, including loans, bonds and notes, many of which are not publicly traded and may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Distressed debt securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may change rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than expected. A Portfolio may lose a substantial portion or all of its investment in such securities or it may be required to accept cash, securities or other property with a value less than the Portfolio’s original investment. Defaulted debt securities involve risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security held by a Portfolio defaults, the Portfolio may experience a significant or complete loss on the security. Securities tend to lose much of their value before the issuer defaults. A Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.
Inflation-Indexed Bonds Risk — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise and rise in value when real interest
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rates decline. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-indexed debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments. The principal value of an investment in a Portfolio is not protected or otherwise guaranteed by the value of the Portfolio’s investments in inflation-indexed debt securities.
Interest Rate Risk — Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. For example, if a debt security has a duration of five years and interest rates increase by 1%, the debt security’s price typically would be expected to decline by approximately 5%. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Greater sensitivity to changes in interest rates may increase the volatility of a debt security’s value and may lead to losses. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation rates and/or investor expectations concerning such rates, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in federal tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial and immediate impact on interest rates. However, there can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, or that any such policy will have the desired effect on interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount.
Due to concerns regarding recent high inflation in many sectors of the U.S. and global economies, the U.S. Federal Reserve and many foreign central banks and monetary authorities raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility.
During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, a Portfolio may be subject to a greater risk of principal decline from rising interest rates. A significant or rapid rise in interest rates could result in losses, which could be substantial, to a Portfolio.
Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk by, among other things, reducing or eliminating interest income and causing declines in the value of investments in income producing or debt securities. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates.
Inverse Floaters Risk — Inverse floaters are securities with a floating or variable rate of interest (i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals). Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Any increase in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate, while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters generally will underperform the market for fixed rate securities in a rising interest rate environment. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. Inverse floaters typically involve leverage, which can magnify a Portfolio's losses; accordingly, the holder of an inverse floater could lose more than its principal investment.
Investment Grade Securities Risk — Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but may have more risk than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.
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LIBOR Risk — Prior to June 30, 2023, many debt securities, derivatives and other financial instruments utilized the London Interbank Offered Rate (or “LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased to be published on a representative basis after June 30, 2023.
The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Bank working groups and regulators in other countries have suggested other alternatives for their respective markets. However, there are risks associated with using a new reference or benchmark rate with respect to existing or new investments and transactions. The SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect the Portfolio’s performance and/or net asset value.
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities. The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR. SOFR is a secured rate, while LIBOR is an unsecured rate, and SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities. As a result, there can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including as a result of changes in interest and yield rates in the market, market volatility, or global or regional economic, financial, political, regulatory, judicial or other events. In addition, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as LIBOR. The return on and value of investments that are linked to SOFR may fluctuate more than the return on and value of investments that are linked to less volatile rates.
Various financial industry groups have planned for and have implemented the transition from LIBOR to SOFR or another new reference or benchmark rate, but, in certain instances, the transition process may have resulted in, or may result in, increased volatility and illiquidity in markets that relied on LIBOR to determine interest rates. It may also have caused, or lead to, a reduction in the values of some LIBOR-based investments and the effectiveness of new hedges placed against existing LIBOR-based instruments, which may adversely affect a Portfolio’s performance or net asset value.
Loan Risk — A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods (bank loans may have trade settlement periods that extend beyond seven days). As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions.
A Portfolio’s investments in loans are subject to the risk that the Portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured loan’s collateral would satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans since there is no recourse for the lender to collateral. Loans in which a Portfolio may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be unrated, and a Portfolio’s Sub-Adviser may be required to rely exclusively on its own analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.
Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that mandate or prohibit certain borrower actions, including financial covenants (or “maintenance covenants”) that dictate certain minimum and maximum financial performance levels. Certain types of loans contain fewer maintenance covenants than traditional loans (or no maintenance covenants at all) and may not include terms that permit the lender to monitor the financial performance of the borrower and declare an event of default if certain criteria are breached. This may hinder a Portfolio’s ability to reprice credit risk associated with the borrower and reduce a Portfolio’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Portfolio’s exposure to losses on these types of loans may be increased, especially during a downturn in the credit cycle.
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A Portfolio may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, a Portfolio normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. A Portfolio may also purchase a participation in a loan interest that is held by another party. When a Portfolio’s loan interest is a participation, the Portfolio may have less control over the exercise of remedies than the party selling the participation interest, and the Portfolio normally would not have any direct rights against the borrower. It is possible that a Portfolio could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation. The potential for such liability is greater for an assignee than for a participant.
Money Market Risk — Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. In the event that any money market fund that seeks to maintain a stable $1.00 net asset value fails to maintain a stable net asset value (or if there is a perceived threat that a money market fund is likely to fail to maintain a stable net asset value), money market funds in general could face increased redemption pressures, which could jeopardize the stability of their net asset values. Certain money market funds have in the past failed to maintain stable $1.00 net asset values, and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. A low- or negative-interest rate environment may prevent a money market fund from providing a positive yield, and could negatively impact a money market fund’s ability to maintain a stable $1.00 net asset value per share.
Certain money market funds are institutional money market funds, which means that the net asset value of the fund’s shares will “float”. A money market fund with a floating net asset value does not maintain a stable $1.00 net asset value per share; rather, its net asset value will fluctuate with changes in the values of the securities in which the fund invests. Shares sold utilizing a floating net asset value may be worth more or less than their original purchase price. An institutional money market fund is permitted to impose a liquidity fee upon the redemption of fund shares and, effective October 2, 2024, generally will be required to impose a liquidity fee when the fund experiences daily net redemptions of fund shares that exceed certain levels.
Money market funds are subject to specific rules that affect the manner in which these funds are structured and operated. Changes in these rules may impact a money market fund’s expenses, operations, returns, liquidity and continued viability.
Mortgage-Related and Other Asset-Backed Securities Risk — Investments in mortgage-related and other asset-backed securities are subject to credit risk, liquidity risk, the risk of default, interest rate risk, and prepayment and extension risk, sometimes to a greater extent than various other types of fixed income investments. Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities may decrease the value of such securities, which could result in losses to a Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, even when there is no default or threat of default, instability in the markets for mortgage-related and other asset-backed securities may reduce (at times, significantly) the liquidity of such securities. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-related and other asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.
If a Portfolio purchases mortgage-related or other asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio, as a holder of those securities, may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a
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result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time.
Payment of interest and repayment of principal, the schedule for which varies based on the terms of the loan, may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by various forms of insurance or guarantees, including letters of credit, surety bonds, or other credit or liquidity enhancements. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may lock in a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates. Unscheduled prepayments also would limit the potential for capital appreciation on these securities and may make them less effective than other fixed income securities as a means of “locking in” long-term interest rates, thereby reducing the Portfolio’s income. Prepayment rates are difficult to predict, and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility.
Privately issued mortgage-related and other asset-backed securities may be subject to heightened liquidity risk. During periods of market stress or high redemptions, a Portfolio may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately issued mortgaged-related and other asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting standards for the underlying mortgages that are applicable to those mortgage-related securities that have U.S. government or government-sponsored enterprise (“GSE”) guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk, or other underwriting characteristics than U.S. government or GSE mortgage-related securities.
Mortgage-backed securities issued in the form of collateralized mortgage obligations (“CMOs”) are collateralized by mortgage loans or mortgage pass-through securities. In periods of supply and demand imbalances in the market for CMOs or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs and other mortgage-backed securities may be structured similarly to collateralized debt obligations and may be subject to similar risks.
Non-Investment Grade Securities Risk — Bonds rated below BBB by S&P or Fitch, or below Baa by Moody’s or, if unrated, determined by the investment manager to be of comparable quality, are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the reliance on credit ratings may present additional risks. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative.
Prepayment Risk and Extension Risk — Prepayment risk is the risk that the issuer of a security held by a Portfolio may pay off principal more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any
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premium it paid to acquire the security. Falling interest rates generally result in quicker payoffs as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the issuer of a security held by a Portfolio may pay off principal more slowly than originally anticipated. Rising interest rates generally result in slower payoffs, which effectively increase the duration of certain debt securities and heighten interest rate risk. Additionally, a Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.
Sovereign Debt Securities Risk — Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt for a variety of reasons including, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. In addition, there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt obligations may be collected and there may be few or no effective legal remedies for collecting on such debt. Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulties in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.
U.S. Government Securities Risk — Although a Portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Portfolio itself and do not guarantee the market prices of the securities. Securities issued by the U.S. Treasury or other agencies and instrumentalities of the U.S. government may decline in value as a result of, among other things, changes in interest rates, political events in the United States, international developments, including strained relations with foreign countries, and changes in the credit rating of, or investor perceptions regarding the creditworthiness of, the U.S. government. Rating services have in the past lowered their long-term sovereign credit rating on the United States. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Securities not backed by the full faith and credit of the U.S. Treasury involve greater credit risk than investments in other types of U.S. government securities. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.
Variable and Floating Rate Securities Risk — The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.
Certain variable and floating rate securities have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects a Portfolio from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the security, and a Portfolio may not benefit from increasing interest rates for a significant period of time. Rates on certain variable rate securities typically reset only periodically. As a result, changes in prevailing interest rates, particularly sudden and significant changes, can cause some fluctuations in a Portfolio’s value to the extent that it invests in variable rate securities.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio commits to purchase will decline in value prior to its delivery. This risk is in addition to the risk that a Portfolio’s other assets will decline in value. Therefore, these transactions can have a leverage-like effect on a Portfolio and increase a Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will fail to complete the sale or purchase of the security. If this occurs, a Portfolio may lose the opportunity to purchase or sell the security at the agreed upon price and may forgo any gain in the security’s price. These transactions also may cause a Portfolio to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations.
Zero Coupon and Pay-in-Kind Securities Risk — Zero coupon and pay-in-kind securities are debt securities that do not make periodic cash interest payments. Zero coupon securities are issued at a significant discount from their face value. Zero coupon and pay-in-kind securities tend to be subject to greater fluctuations in market value in response to changing interest rates than securities of comparable maturities that pay interest periodically and in cash. Pay-in-kind securities generally carry higher interest rates compared
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to debt securities that make cash payments of interest to reflect the increased risks associated with the deferral of interest payments. Pay-in-kind securities also generally involve greater credit risk than coupon bonds because a Portfolio receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a pay-in-kind security, the issuer could still default when the collection date occurs at the maturity of or payment date for the security. If the issuer of a pay-in-kind security defaults, a Portfolio may lose its entire investment. Pay-in-kind securities also may be difficult to value accurately because they involve ongoing judgments about the collectability of the deferred payments and the value of any associated collateral.
In addition, current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind securities to accrue income with respect to these securities on a current basis, even though it does not receive that income currently in cash. To maintain its qualification as a regulated investment company under the Internal Revenue Code and avoid federal tax liability at the entity (Portfolio) level, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Risks of Foreign Securities Investments
Each Portfolio may invest a varying portion of its assets in Underlying Portfolios that invest primarily in foreign securities or other foreign instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities or other foreign instruments.
The risks of investing in foreign securities or other foreign instruments may include:
Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, trade barriers and other protectionist trade policies (including those of the United States), governmental instability, acts of terrorism, war or other open conflicts, or other political, diplomatic or economic actions or factors, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than the costs of buying and selling domestic securities. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.
Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. To the extent a Portfolio invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated. Currency rates may fluctuate significantly over short periods of time and can be affected unpredictably by a number of factors, including changes in interest rates; intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities; investor perception of a country’s economy; or the imposition of currency controls or other political developments in the United States or abroad. Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency risk may be particularly high to the extent that a Portfolio invests in foreign securities or currencies that are economically tied to emerging market countries.
Depositary Receipts Risk —  Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) involve many of the same risks associated with investing directly in foreign securities, including the economic and political risks associated with the underlying issuer’s country. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation
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to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. A Portfolio may therefore receive less timely information or have less control than if it invested directly in the foreign issuer. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. In some cases, if a Portfolio, as the holder of a depositary receipt, is compelled to convert the depositary receipt into the underlying foreign security but is unable successfully to complete the conversion, the depositary receipt could be rendered worthless and the Portfolio could lose its entire investment.
Emerging Markets Risk —  Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America, and Africa. There are greater risks and uncertainties involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political, economic or social structures or intervene in or manipulate financial markets. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging market country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, and investment returns. The U.S. government also may impose restrictions on the ability of U.S. investors to hold and/or acquire securities of certain companies in emerging market countries, which may adversely impact a Portfolio.
In addition, companies in emerging market countries may be newly organized, smaller and less seasoned, and the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of developed countries. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. Emerging market countries often have less uniformity in (or may lack) regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers; less reliable clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; and less reliable registration and custodial procedures, which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of the Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulties in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.
Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China’s export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade or other tensions between China and the United States or other countries; or a downturn in any of the economies of China’s key trading partners, may have an adverse impact on the Chinese economy. China has experienced security concerns, such as terrorism and strained international relations, and China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities.
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In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.
European Economic Risk —  The European Union’s (the “EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally.
Events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. The ongoing Russia-Ukraine conflict, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs, and energy prices in Europe have increased significantly. In addition, uncertainties regarding the viability of the EU have impacted and may continue to impact regional and global markets. There are ongoing concerns regarding the economies of certain European countries and/or their sovereign debt following the United Kingdom’s withdrawal from the EU, commonly referred to as “Brexit”. Any further withdrawals from the EU (or the possibility of such withdrawals or the dissolution of the EU) could cause additional and significant regional and global market disruption, introduce new legal and regulatory uncertainties, and result in increased volatility and illiquidity and potentially lower economic growth, all of which may negatively impact a Portfolio’s investments and cause it to lose money. Further, the national politics of European countries have been unpredictable and subject to influence by disruptive political groups. European governments may be subject to change and European countries may experience social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.
Geographic Focus Risk — To the extent that a Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, the Portfolio assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified portfolios. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse economic, political, social, currency, or regulatory developments. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, fires, droughts, floods, hurricanes or tsunamis, and are economically sensitive to environmental events. The risks associated with investing in a narrowly defined geographic area also are generally more pronounced with respect to investments in emerging market countries.
International Fair Value Pricing Risk — A Portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Portfolio’s net asset value is determined. If such arbitrage attempts are successful, the Portfolio’s net asset value might be diluted. A Portfolio’s use of fair value pricing in certain circumstances may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced using more subjective methods, known as fair value pricing. As such, it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that the use of fair value pricing will limit a Portfolio’s ability to implement its investment strategy (e.g., reduce the volatility of the Portfolio’s share price) or achieve its investment objective.
Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities
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laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.
Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.
Trade Suspensions Risk —  Securities of issuers traded on foreign exchanges may be suspended, including by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a Portfolio holds material positions in such suspended securities or instruments, the Portfolio’s ability to liquidate its positions may be compromised and the Portfolio could incur significant losses. Trade suspensions, or other restrictions on trading, and market closures could lead to affected securities being valued at zero.
Other Investment Risks
The following is a description of certain other investment risks.
Dollar Roll and Sale-Buyback Transactions Risk — Dollar roll and sale-buyback transactions may increase a Portfolio's volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio.
Energy Sector Risk — The energy markets have experienced significant volatility in recent periods. The energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector may fluctuate widely and could be adversely affected by, among other factors, the levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, cybersecurity incidents, tax treatment, labor relations, and the economic growth and stability of the key energy-consuming countries. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife, natural disasters or other catastrophes. Any such event could result in a material adverse impact to a Portfolio’s holdings and the performance of a Portfolio. In addition, there is growing political pressure to reduce the use of fossil fuels, which could begin to impact the securities of companies in the fossil fuel industry and the prices of related commodities. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.
ESG Considerations Risk — Consideration of environmental, social and governance (“ESG”) factors in the investment process may limit the types and number of investment opportunities available to a Portfolio and, therefore, carries the risk that, under certain market conditions, the Portfolio may underperform funds that do not consider ESG factors or use a different methodology to identify and/or integrate ESG factors. The integration of ESG considerations may affect a Portfolio’s exposure to certain sectors or types of investments and may impact a Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. Furthermore, ESG criteria are not uniformly defined, and a Portfolio's ESG criteria may differ from those used by other funds. A company’s ESG performance or the Sub-Adviser’s assessment of a company’s ESG performance may change over time, which could cause a Portfolio temporarily to hold securities that do not comply with the Portfolio’s ESG investment principles. Information or data used in evaluating a company, may not be complete, accurate or readily available, which could cause the Sub-Adviser to incorrectly assess a company’s ESG performance. Socially responsible norms differ by region, and an issuer’s ESG practices or the Sub-Adviser’s assessment of an issuer’s ESG practices may change over time. Successful application of a Portfolio’s ESG considerations will depend on the Sub-Adviser’s skill in properly identifying and analyzing material ESG issues, and there can
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be no assurance that the considerations or techniques employed will be successful. While the Sub-Adviser views ESG considerations as having the potential to contribute to a Portfolio’s long-term performance, there is no guarantee that such results will be achieved. There is also a risk that a Portfolio could have indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers that do not meet the relevant ESG criteria used by the Portfolio. In addition, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Sub-Adviser or any judgment exercised by the Sub-Adviser will reflect the opinions of any particular investor, and the factors utilized by the Sub-Adviser may differ from (or may be considered to be more or less stringent than) the factors that any particular investor considers relevant in evaluating an issuer’s ESG practices. Further, the regulatory landscape for ESG investing in the United States and abroad is evolving, and future rules or regulations may require a Portfolio to change its investment process and/or the associated disclosures.
Information Technology Sector Risk — Investment risks associated with investing in the information technology sector include, in addition to other risks, the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; rapid product obsolescence due to technological developments and frequent new product introduction; general economic conditions; and increased government and regulatory scrutiny. Any of these factors could result in a material adverse impact on a Portfolio’s securities and the performance of a Portfolio.
Privately Placed and Other Restricted Securities Risk — Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to a Portfolio. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio’s illiquidity. The Adviser or Sub-Adviser may determine that certain securities qualified for trading under Rule 144A are liquid. Where registration of a security is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Portfolio desires to sell (and therefore decides to seek registration of) the security, and the time the Portfolio may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which a Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing a Portfolio’s net asset value.
Quantitative Investing Risk — A portfolio of securities selected using quantitative analysis may underperform the market as a whole or a portfolio of securities selected using a different investment approach, such as fundamental analysis. The factors used in quantitative analysis and the emphasis placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Data for some companies, particularly for non-U.S. companies, may be less available and/or less current than data for other companies. There may also be errors in the computer code for the quantitative model or in the model itself, or issues relating to the computer systems used to screen securities. A Portfolio's securities selection can be adversely affected if it relies on erroneous or outdated data or flawed models or computer systems. As a result, a Portfolio may have a lower return than if the Portfolio were managed using a fundamental analysis or an index-based strategy that did not incorporate quantitative analysis. There can be no assurance that a quantitative model used in managing a Portfolio will perform as anticipated or enable the Portfolio to achieve its investment objective.
Benchmarks
The performance of each of the Portfolios as shown in the section “About the Portfolios — Investments, Risks, and Performance” is compared to that of broad-based securities market indexes and may also be compared to that of one or more additional securities market indexes, including a blended (or composite) index. Each Portfolio’s annualized rates of return are net of: (i) its advisory fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.
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A Portfolio’s investment performance will change over time with the value of its underlying investments, and recent performance may differ significantly from performance for the time periods shown in this Prospectus.
Securities market indexes are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Securities market indexes are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a securities market index.
There is no guarantee that the Portfolios will outperform these or any benchmarks.
EQ/Aggressive Allocation Index† is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 6.5%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 1% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 2.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 8%, 2% and 0%, respectively.
EQ/Conservative Allocation Index† is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 60%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 7% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 13%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 66%, 14% and 0%, respectively.
EQ/Conservative-Plus Allocation Index† is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 43%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 12%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 50%, 10% and 0%, respectively.
EQ/Moderate Allocation Index† is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 35%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 4% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 11%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 42%, 5% and 0%, respectively.
EQ/Moderate-Plus Allocation Index† is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 7.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 25%, 5% and 0%, respectively.
Bloomberg U.S. Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.
Bloomberg U.S. Long Government/Credit Bond Index is an unmanaged, market value weighted index covering investment grade, U.S. dollar-denominated, fixed-rate treasuries, and government-related and corporate securities with at least ten years to maturity.
ICE BofA 3-Month U.S. Treasury Bill Index measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.
Morgan Stanley Capital International (MSCI) EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index
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consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
Russell 2000® Index is an unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.
Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. It is market-capitalization weighted.
Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”) is a weighted index of 400 domestic companies chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.
Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.
Standard & Poor’s (“S&P”) Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.
†
“Blended” performance numbers assume a static mix of the indexes. The Adviser believes that these indexes reflect more closely the market sectors in which the Portfolio invests.
More information on strategies, risks, benchmarks and underlying portfolios 79

Underlying Portfolios
The following is additional information regarding the Underlying Portfolios, including investment objectives, principal investment strategies and principal investment risks identified by the Underlying Portfolios. If you would like more information about the Underlying Portfolios, their Prospectuses and Statements of Additional Information are available by contacting your financial professional or by accessing the documents online or contacting the Underlying Portfolios at:
EQ Advisors Trust
1345 Avenue of the Americas
New York, New York 10105
Telephone: 1-877-222-2144
www.equitable-funds.com
1290 Funds
1345 Avenue of the Americas
New York, New York 10105
Telephone: 1-888-310-0416
www.1290Funds.com
The Adviser may add new Underlying Portfolios or replace existing Underlying Portfolios without notice or shareholder approval. The Adviser’s selection of Underlying Portfolios could have a positive or negative impact on its or its affiliates’ revenues and/or profits. The information below is derived from disclosures contained in each Underlying Portfolio’s Prospectus.
Equity
Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Large Cap Equity
1290 Avantis® U.S. Large Cap Growth Fund	Seeks to provide long-term growth of capital.
Under normal market conditions,
the Fund will invest at least 80% of
its net assets, plus borrowings for
investment purposes, in securities
of large capitalization U.S.
companies (or other financial
instruments that derive their value
from the securities of such
companies). For this Fund, large
capitalization companies are those
companies with market
capitalizations at least as
large as the smallest company in
the Russell 1000® Index or
companies included in the Russell
1000® Growth Index.
• Market Risk • Equity Risk • Large-Cap Company Risk • Non-Diversified Fund Risk • Newly-Positioned Fund Risk • Investment Style Risk • Portfolio Management Risk • Large Transaction Risk • Sector Risk
EQ/Loomis Sayles Growth Portfolio	Seeks to achieve capital appreciation.
Under normal market conditions,
the Portfolio will invest primarily in
equity securities of large
capitalization companies, but the
Portfolio may invest in companies
of any size. The Portfolio normally
invests across a wide range of
sectors and industries. The
Portfolio may invest up to 25% of
its total assets in foreign securities
listed on a domestic or foreign
securities exchange including
American Depositary Receipts or
European Depositary Receipts.

• Market Risk
• Equity Risk
• Large-Cap Company Risk
• Mid-Cap and Small-Cap Company
Risk
• Investment Style Risk
• Sector Risk
• Focused Portfolio Risk
• Portfolio Management Risk
• Foreign Securities Risk

EQ/Value Equity Portfolio	Seeks to achieve capital	Under normal circumstances, the	• Market Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
appreciation.
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities. The Portfolio invests
primarily in equity securities that
the Sub-Adviser believes are high
quality businesses that are
undervalued by the market relative
to what the Sub-Adviser believes
to be their fair value and have a
minimum market capitalization of
$2 billion.

• Equity Risk
• Large Cap Company Risk
• Investment Style Risk
• Sector Risk
• Portfolio Management Risk
• ETFs Risk
• Foreign Securities Risk
• Mid-Cap and Small-Cap Company
Risk
• Real Estate Investing Risk

1290 VT Equity Income Portfolio	Seeks a combination of growth and income to achieve an above-average and consistent total return.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities. The Portfolio intends to
invest primarily in dividend-paying
common stocks of U.S.
large-capitalization companies.
The Portfolio invests primarily in
common stocks, but it may also
invest in other equity securities
that the Sub-Adviser believes
provide opportunities for capital
growth and income.

• Market Risk
• Equity Risk
• Large-Cap Company Risk
• Dividend Risk
• Investment Style Risk
• Sector Risk
• Portfolio Management Risk
• Foreign Securities Risk
• Large Shareholder Risk
• Mid-Cap Company Risk

EQ/Capital Group Research Portfolio	Seeks to achieve long-term growth of capital.
The Portfolio invests primarily in
equity securities of United States
issuers and securities whose
principal markets are in the United
States, including American
Depositary Receipts and other
United States registered foreign
securities. The Portfolio invests
primarily in common stocks of
companies with a market
capitalization greater than $1
billion at the time of purchase.
• Market Risk • Equity Risk • Large-Cap Company Risk • Sector Risk • Portfolio Management Risk • Foreign Securities Risk • Mid-Cap and Small-Cap Company Risk
EQ/Invesco Comstock Portfolio	Seeks to achieve capital growth and income.
Under normal market conditions,
the Portfolio invests at least 80% of
its net assets, plus borrowings for
investment purposes, in common
stocks. The Portfolio may invest in
issuers of any capitalization range,
however, a substantial number of
issuers are large capitalization
issuers. The Sub-Adviser
emphasizes a value style of
investing, seeking well-established,
undervalued companies believed
by the Sub-Adviser to possess the
potential for capital growth and
income.

• Market Risk
• Equity Risk
• Large-Cap company Risk
• Investment Style Risk
• Portfolio Management Risk
• Derivatives Risk
• Foreign Securities Risk
• Mid-Cap and Small-Cap Company
Risk
• Real Estate Investing risk

EQ/JPMorgan Value Opportunities Portfolio	Seeks to achieve long-term capital appreciation.	Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For this Portfolio,	• Market Risk • Equity Risk • Mid-Cap Company Risk • Large-Cap Company Risk • Investment Style Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

issuers with market capitalization
between $2 billion and $5 billion
are considered mid-capitalization
while those above $5 billion are
considered large-capitalization.
The Sub-Adviser employs a
value-oriented investment
approach that seeks to identify
attractive companies through
fundamental research and
discounted cash flow analysis.
• Sector Risk • Portfolio Turnover Risk • Portfolio Management Risk • Foreign Securities Risk • U.S. Government Securities Risk
EQ/JPMorgan Growth Stock Portfolio	Seeks to achieve long-term capital appreciation.
The Portfolio normally invests at
least 80% of its net assets, plus
borrowings for investment
purposes, in common stocks of a
diversified group of growth
companies. The Portfolio typically
invests in large, well-established
companies with market
capitalizations equal to those
within the universe of the Russell
1000® Growth Index at the time of
purchase.
• Market Risk • Equity Risk • Large-Cap Company Risk • Investment Style Risk • Sector Risk • Focused Portfolio Risk • Portfolio Management Risk
EQ/ClearBridge Large Cap Growth ESG Portfolio	Seeks to achieve long-term capital growth.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, if any, in
equity securities or other
instruments with similar economic
characteristics of U.S. companies
with large market capitalizations.
Large capitalization companies are
those companies with market
capitalizations similar to
companies in the Russell 1000®
Index (the “Index”).

• Market Risk
• Equity Risk
• Large-Cap Company Risk
• Investment Style Risk
• Sector Risk
• Portfolio Management Risk
• ESG Considerations Risk
• Foreign Securities Risk
• Mid-Cap and Small-Cap Company
Risk

ATM Large Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in securities of
large-capitalization companies (or
other financial instruments that
derive their value from the
securities of such companies). The
Portfolio is divided into two
portions; one utilizes a passive
investment index style focused on
equity securities of
large-capitalization companies and
the other portion utilizes an
actively managed futures and
options strategy to tactically
manage equity exposure in the
Portfolio based on the level of
volatility in the market. The
Portfolio may also invest in ETFs.

• Market Risk
• Equity Risk
• Large-Cap Company Risk
• Index Strategy Risk
• Derivatives Risk
• Futures Contract Risk
• Volatility Management Risk
• Cash Management Risk
• ETFs Risk
• Large Transaction Risk
• Leveraging Risk
• Portfolio Management Risk
• Sector Risk
• Short Position Risk

EQ/Large Cap Core	Seeks to achieve	Under normal circumstances, the	• Market Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Managed Volatility Portfolio	long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in securities of large-cap
companies (or other financial
instruments that derive their value
from the securities of such
companies). The Portfolio’s assets
normally are allocated among
three or more investment
managers, each of which manages
its portion of the Portfolio using a
different but complementary
investment strategy; one portion is
actively managed, one portion
seeks to track the performance
(before fees and expenses) of a
particular index and one portion
invests in exchange-traded funds.
It is antiicpated that the Portfolio’s
derivative instruments will consist
primarily of exchange-traded
futures and options contracts on
securities indices, but the Portfolio
also may utilize other types of
derivatives.

• Equity Risk
• Volatility Management Risk
• Large-Cap Company Risk
• Index Strategy Risk
• Derivatives Risk
• Futures Contract Risk
• ETFs Risk
• Portfolio Management Risk
• Cash Management Risk
• Leveraging Risk
• Multiple Sub-Adviser Risk
• Sector Risk
• Short Position Risk

EQ/Large Cap Value Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of large-cap companies (or other
financial instruments that derive
their value from the securities of
such companies). The Portfolio’s
assets normally are allocated
among two or more investment
managers, each of which manages
its portion of the Portfolio using a
different but complementary
investment strategy; one portion is
actively managed, one portion
seeks to track the performance
(before fees and expenses) of a
particular index; and one portion
invests in exchange-traded funds.
It is antiicpated that the Portfolio’s
derivative instruments will consist
primarily of exchange-traded
futures and options contracts on
securities indices, but the Portfolio
also may utilize other types of
derivatives.

• Market Risk
• Equity Risk
• Volatility Management Risk
• Large-Cap Company Risk
• Index Strategy Risk
• Investment Style Risk
• Derivatives Risk
• Futures Contract Risk
• ETFs Risk
• Portfolio Management Risk
• Cash Management Risk
• Leveraging Risk
• Multiple Sub-Adviser Risk
• Real Estate Investing Risk
• Sector Risk
• Short Position Risk

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities (or financial instruments
that derive their value from such
securities). The Portfolio’s assets
• Market Risk • Equity Risk • Volatility Management Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Index Strategy Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
in the Portfolio.
normally are allocated between
two investment managers, each of
which will manage its portion of
the Portfolio using a different but
complementary investment
strategy; one portion is actively
managed (“Active Allocated
Portion”) and one portion seeks to
track the performance (before fees
and expenses) of a particular index
(“Index Allocated Portion”). Under
normal circumstances, the Active
Allocated Portion invests primarily
in publicly traded equity and
equity-related securities of U.S.
and non-U.S. companies or other
instruments with similar economic
characteristics that the Sub-Adviser
believes have strong growth
prospects and/or attractive
valuations. The Index Allocated
Portion seeks to track the
performance (before fees and
expenses) of the S&P 500 Index. It
is anticipated that the Portfolio’s
derivative instruments will consist
primarily of exchange-traded
futures and options contracts on
securities indices, but the Portfolio
also may utilize other types of
derivatives.

• Sector Risk
• Derivatives Risk
• Futures Contract Risk
• Portfolio Management Risk
• Cash Management Risk
• Credit Risk
• Foreign Securities Risk
• Interest Rate Risk
• Large Transaction Risk
• Leveraging Risk
• Liquidity Risk
• Non-Investment Grade Securities
Risk
• Short Position Risk

EQ/Common Stock Index Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Russell 3000® Index
(“Russell 3000”),
including reinvestment
of dividends, at a risk
level consistent with
that of the Russell 3000.

The Portfolio generally invests at
least 80% of its net assets, plus
borrowings for investment
purposes, in common stocks of
companies represented in the
Russell 3000. The Portfolio’s
investments are selected by a
stratified sampling construction
process in which the Sub-Adviser
selects a subset of the 3,000
companies in the Russell 3000
based on the Sub-Adviser’s
analysis of key risk factors and
other characteristics.
• Market Risk • Equity Risk • Large-Cap Company Risk • Mid-Cap and Small-Cap Company Risk • Index Strategy Risk • Sector Risk • Derivatives Risk • Portfolio Management Risk
EQ/Equity 500 Index Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Standard & Poor’s 500®
Composite Index (“S&P
500 Index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the S&P 500 Index.

Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities in the S&P 500 Index.
The Portfolio will seek to hold all
500 securities in the S&P 500 Index
in the exact weight each security
represents in that index.
• Market Risk • Equity Risk • Large-Cap Company Risk • Index Strategy Risk • Sector Risk • Derivatives Risk • Portfolio Management Risk
EQ/Large Cap Growth	Seeks to achieve a total	Under normal circumstances, the	• Market Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Index Portfolio
return before expenses
that approximates the
total return
performance of the
Russell 1000® Growth
Index (“Russell 1000
Growth”), including
reinvestment of
dividends, at a risk level
consistent with the
Russell 1000 Growth.

Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities in the Russell 1000
Growth. The Portfolio seeks to hold
all securities in the Russell 1000
Growth in the exact weight each
security represents in that index.
• Equity Risk • Large-Cap Company Risk • Index Strategy Risk • Investment Style Risk • Sector Risk • Index Non-Diversification Risk • Portfolio Management Risk
EQ/Large Cap Value Index Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Russell 1000® Value
Index (“Russell 1000
Value”), including
reinvestment of
dividends, at a risk level
consistent with that of
the Russell 1000 Value.

The Portfolio normally invests at
least 80% of its net assets, plus
borrowings for investment
purposes, in equity securities in the
Russell 1000 Value. The Portfolio
seeks to hold all securities in the
Russell 1000 Value in the exact.
weight each represents in the
index, although in certain instances
a sampling approach may be
utilized.
• Market Risk • Equity Risk • Large-Cap Company Risk • Index Strategy Risk • Investment Style Risk • Sector Risk • Portfolio Management Risk
Multimanager Aggressive Equity Portfolio	Seeks to achieve long-term growth of capital.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in equity securities. The
Portfolio invests primarily in
securities of large capitalization
growth companies with market
capitalization within the range of
the Russell 3000® Growth Index at
the time of investment. The
Portfolio’s assets generally are
allocated by the Adviser among
three or more sub-advisers, each
of which will manage its portion of
the Portfolio using different yet
complementary investment
strategies; one portion of the
Portfolio seeks to track the
performance (before fees and
expenses) of a particular index and
the other portions of the Portfolio
are actively managed.

• Market Risk
• Equity Risk
• Mid-Cap and Small-Cap Company
Risk
• Sector Risk
• Index Strategy Risk
• Tracking Error Risk
• Portfolio Management Risk
• Cash Management Risk
• Derivatives Risk
• ETFs Risk
• Foreign Securities Risk
• Currency Risk
• Emerging Markets Risk
• Large Cap Company Risk
• Leveraging Risk
• Multiple Sub-Adviser Risk

1290 VT Socially Responsible Portfolio	Seeks to achieve long-term capital appreciation.
The Portfolio seeks to track the
investment results of the MSCI KLD
400 Social Index (the “Underlying
Index”), which is a free
float-adjusted market capitalization
index designed to target U.S.
companies that have positive
environmental, social and
governance (“ESG”) characteristics.
MSCI analyzes each eligible
company’s ESG performance using
proprietary ratings covering ESG

• Market Risk
• Equity Risk
• ESG Considerations Risk
• Index Strategy Risk
• Investment Style Risk
• Large-Cap Company Risk
• Information Technology Sector Risk
• Derivatives Risk
• Index Non-Diversification Risk
• Mid-Cap Company Risk
• Portfolio Management Risk
• Sector Risk

More information on strategies, risks, benchmarks and underlying portfolios 85

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
		criteria.	• Small-Cap Company Risk
EQ/Franklin Rising Dividends Portfolio	Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.
Under normal market conditions,
the Portfolio invests at least 80% of
its net assets, plus any borrowings
for investment purposes, in equity
securities of financially sound
companies that have paid
consistently rising dividends. The
Portfolio invests predominantly in
equity securities, mostly common
stocks. Companies that have paid
consistently rising dividends
include those companies that
currently pay dividends on their
common stocks and have
maintained or increased their
dividend rate during the last four
consecutive years.
• Market Risk • Equity Risk • Mid-Cap and Small-Cap Company Risk • Large-Cap Company Risk • Dividend Risk • Sector Risk • Portfolio Management Risk • Foreign Securities Risk
EQ/Fidelity Institutional AM Large Cap Portfolio	Seeks to achieve long-term capital appreciation.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus any borrowings for
investment purposes, in securities
of large-cap companies (or other
financial instruments that derive
their value from the securities of
such companies). For purposes of
this Portfolio, large-cap companies
are those companies with public
stock market capitalizations within
the range of companies
constituting the Standard & Poor’s
500® Composite Stock Index
(“S&P 500® Index”) at the time of
investment.
• Market Risk • Equity Risk • Large-Cap Company Risk • Sector Risk • Portfolio Management Risk • Derivatives Risk • ETFs Risk • Foreign Securities Risk • Investment Style Risk
Small/Mid-Cap Equity
EQ/Janus Enterprise Portfolio	Seeks to achieve capital growth.
Under normal market conditions,
the Portfolio invests at least 50% of
its net assets, plus borrowings for
investment purposes, in securities
of medium-sized companies (or
derivative instruments with similar
economic characteristics). The
Portfolio primarily invests in equity
securities, including common
stocks, preferred stocks, and rights
and warrants to purchase common
stock. For this Portfolio,
medium-sized companies are
defined as companies with
capitalizations at the time of
investment within the range of
companies included in the Russell
MidCap® Growth Index.
• Market Risk • Equity Risk • Mid-Cap Company Risk • Sector Risk • Investment Style Risk • Foreign Securities Risk • Portfolio Management Risk • Real Estate Investing Risk
1290 VT Small Cap Value Portfolio	Seeks to achieve long-term growth of capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with small market	• Market Risk • Equity Risk • Small-Cap Company Risk • Energy Sector Risk • Focused Portfolio Risk
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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

capitalizations (or other financial
instruments that derive their value
from the securities of such
companies). For purposes of this
Portfolio, small market
capitalization companies are those
companies with market
capitalizations within the range of
companies in the Russell 2000®
Index at the time of investment.
The Portfolio’s assets normally are
allocated among two or more
investment managers, each of
which manages its portion of the
Portfolio using a different but
complementary investment
strategy; one portion of the
Portfolio is actively managed and
one portion seeks to track the
performance (before fees and
expenses) of a particular index.

• Investment Style Risk
• Index Strategy Risk
• Liquidity Risk
• Portfolio Management Risk
• Cash Management Risk
• Convertible Securities Risk
• ETFs Risk
• Foreign Securities Risk
• Real Estate Investing Risk
• Sector Risk
• Special Situations Risk

EQ/Morgan Stanley Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of companies with small market
capitalizations (or other financial
instruments that derive their value
from the securities of such
companies). For purposes of this
Portfolio, small market
capitalization companies are those
companies that, at the time of
purchase, have market
capitalizations within the range of
companies in the Russell 2000®
Index at the time of investment.
The Portfolio’s assets normally are
allocated among two or more
investment managers, each of
which manages its portion of the
Portfolio using a different but
complementary investment
strategy; one portion is actively
managed and one portion seeks
to track the performance (before
fees and expenses) of a particular
index.

• Market Risk
• Equity Risk
• Small-Cap Company Risk
• Investment Style Risk
• Index Strategy Risk
• Sector Risk
• Portfolio Management Risk
• Convertible Securities Risk
• Derivatives Risk
• ETFs Risk
• Foreign Securities Risk
• Large Transaction Risk
• Preferred Stock Risk
• Privately Placed and Other
Restricted Securities Risk

EQ/AB Small Cap Growth Portfolio	Seeks to achieve long-term growth of capital.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of small-capitalization companies
with market capitalizations within
the range of the Russell 2500™
Index at the time of purchase. The
Portfolio’s assets normally are
allocated between two portions,
each of which is managed using a
• Market Risk • Equity Risk • Small-Cap and Mid-Cap Company Risk • Investment Style Risk • Index Strategy Risk • Sector Risk • Portfolio Management Risk • Special Situations Risk
More information on strategies, risks, benchmarks and underlying portfolios 87

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

different but complementary
investment strategy. One portion is
actively managed by a
Sub-Adviser (“Active Allocated
Portion”) and the other portion
seeks to track the performance of
a particular index or indices. The
Active Allocated Portion invests
primarily in U.S. common stocks
and other equity type securities
issued by small-capitalization
companies that the Sub-Adviser
believes to have favorable growth
prospects.

1290 VT GAMCO Small Company Value Portfolio	Seeks to maximize capital appreciation.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in stocks of small
capitalization companies. For this
Portfolio, small capitalization
companies are companies with
market capitalization of $2.0 billion
or less at the time of investment.
The Portfolio also may invest in
foreign securities. The Sub-Adviser
utilizes a value-oriented
investment style.
• Market Risk • Equity Risk • Small-Cap Company Risk • Investment Style Risk • Mid-Cap Company Risk • Sector Risk • Portfolio Management Risk • Foreign Securities Risk
1290 Essex Small Cap Growth Fund	Seeks long-term growth of capital.
Under normal circumstances, the
Fund invests at least 80% of its net
assets, plus borrowings for
investment purposes, in equity
securities of small- and
micro-capitalization companies (or
other financial instruments that
derive their value from the
securities of such companies). For
the Fund, a company is considered
to be a “small-capitalization”
company if, at the time of
purchase, its market capitalization
is less than or equal to the market
capitalization of the largest
company included within the
Russell 2000® Growth Index. The
Fund may invest up to 15% of its
assets in foreign securities,
including securities of companies
based in developing countries and
depositary receipts of
foreign-based companies.

• Market Risk
• Equity Risk
• Small-Cap and Micro-Cap Company
Risk
• Investment Style Risk
• Sector Risk
• Portfolio Management Risk
• New Fund Risk
• Convertible Securities Risk
• Derivatives Risk
• Foreign Securities Risk
• Large Transaction Risk
• Portfolio Turnover Risk
• Preferred Stock Risk
• Real Estate Investing Risk

ATM Mid Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of mid-capitalization companies
(or other financial instruments that
derive their value from the
• Market Risk • Equity Risk • Mid-Cap Company Risk • Index Strategy Risk • Volatility Management Risk • Cash Management Risk • Derivatives Risk
88 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

securities of such companies). The
Portfolio is divided into two
portions; one utilizes a passive
investment index style focused on
equity securities of
mid-capitalization companies and
the other portion utilizes an
actively managed futures and
options strategy to tactically
manage equity exposure in the
Portfolio based on the level of
volatility in the market. The
Portfolio may also invest in ETFs.
• ETFs Risk • Futures Contract Risk • Large Transaction Risk • Leveraging Risk • Portfolio Management Risk • Sector Risk • Short Position Risk
ATM Small Cap Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of small-capitalization companies
(or other financial instruments that
derive their value from the
securities of such companies). The
Portfolio is divided into two
portions; one utilizes a passive
investment index style focused on
equity securities of
small-capitalization companies and
the other portion utilizes an
actively managed futures and
options strategy to tactically
manage equity exposure in the
Portfolio based on the level of
volatility in the market. The
Portfolio may also invest in ETFs.

• Market Risk
• Equity Risk
• Small-Cap Company Risk
• Index Strategy Risk
• Volatility Management Risk
• Cash Management Risk
• Derivatives Risk
• ETFs Risk
• Futures Contract Risk
• Large Transaction Risk
• Leveraging Risk
• Portfolio Management Risk
• Sector Risk
• Short Position Risk

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in the
securities of small-capitalization
companies. Small-cap companies
are companies with market
capitalizations not exceeding
either: 1) the highest market
capitalization in the Russell 2000®
Index; or 2) the 12-month average
of the highest market capitalization
in the Russell 2000® Index,
whichever is greater, at the time of
purchase. The Portfolio’s assets
normally are allocated between
two investment managers, each of
which will manage its portion of
the Portfolio using a different but
complementary investment
strategy; one portion is actively
managed and one portion seeks
to track the performance (before
fees and expenses) of a particular
index. It is anticipated that the
Portfolio’s derivative instruments

• Market Risk
• Equity Risk
• Volatility Management Risk
• Small-Cap Company Risk
• Index Strategy Risk
• Investment Style Risk
• Sector Risk
• Derivatives Risk
• Futures Contract Risk
• Portfolio Management Risk
• Cash Management Risk
• Foreign Securities Risk
• Large Transaction Risk
• Leveraging Risk
• Real Estate Investing Risk
• Short Position Risk

More information on strategies, risks, benchmarks and underlying portfolios 89

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives.
EQ/Mid Cap Index Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Standard & Poor’s
MidCap 400® Index
(“S&P MidCap 400
Index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the S&P MidCap 400
Index.

The Sub-Adviser normally invests
at least 80% of the Portfolio’s net
assets, plus borrowings for
investment purposes, in equity
securities in the S&P MidCap 400
Index. The Portfolio seeks to hold
all securities in the S&P MidCap
400 Index in the exact weight each
represents in the S&P MidCap 400
Index, although in certain instances
a sampling approach may be
utilized.
• Market Risk • Equity Risk • Mid-Cap Company Risk • Index Strategy Risk • Portfolio Management Risk • Real Estate Investing Risk • Sector Risk
EQ/Small Company Index Portfolio	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities of small-cap companies
included in the Russell 2000. The
Sub-Adviser seeks to match the
returns (before expenses) of the
Russell 2000. The Portfolio invests
in a statistically selected sample of
the securities found in the Russell
2000, using a process known as
“optimization.” The securities held
by the Portfolio are weighted to
make the Portfolio’s total
investment characteristics similar to
those of the Russell 2000 as a
whole.
• Market Risk • Equity Risk • Small-Cap Company Risk • Index Strategy Risk • Portfolio Management Risk • Sector Risk
EQ/American Century Mid Cap Value Portfolio	Seeks to achieve long-term capital growth. Income is a secondary objective.
Under normal market conditions,
the Portfolio invests at least 80% of
its net assets, plus any borrowings
for investment purposes, in
securities of medium size
companies (or financial
instruments that derive their value
from such securities). For purposes
of this Portfolio, the Sub-Adviser
considers medium size companies
to include those companies whose
market capitalizations at the time
of purchase are within the
capitalization range of the
companies in the Russell 3000®
Index, excluding the largest 100
such companies. The Sub-Adviser
intends to manage the Portfolio so
that its weighted capitalization falls
within the capitalization range of
the companies in the Russell
• Market Risk • Equity Risk • Mid-Cap Company Risk • Investment Style Risk • Sector Risk • Portfolio Management Risk • Foreign Securities Risk • Initial Public Offering (“IPO”) Risk
90 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Midcap® Index.
EQ/Goldman Sachs Mid Cap Value Portfolio	Seeks to achieve long-term capital appreciation.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus any borrowings for
investment purposes, in equity
securities of mid-cap companies
(or other financial instruments that
derive their value from the
securities of such companies). For
purposes of this Portfolio, mid-cap
companies are those companies
with public stock market
capitalizations within the range of
companies constituting the Russell
Midcap® Value Index at the time of
investment.

• Market Risk
• Equity Risk
• Mid-Cap and Small-Cap Company
Risk
• Investment Style Risk
• Real Estate Investing Risk
• Portfolio Management Risk
• Credit Risk
• Foreign Securities Risk
• Interest Rate Risk
• Large-Cap Company Risk
• Sector Risk

EQ/MFS Mid Cap Focused Growth Portfolio	Seeks to provide growth of capital.
Under normal circumstances, the
Portfolio will invest at least 80% of
its net assets, plus borrowings for
investment purposes, in securities
of mid-capitalization companies.
For purposes of this Portfolio,
mid-capitalization companies
typically are companies with
market capitalizations within the
capitalization range of the
companies in the Russell Midcap®
Growth Index at the time of
purchase.

• Market Risk
• Equity Risk
• Mid-Cap Company Risk
• Focused Portfolio Risk
• Investment Style Risk
• Information Technology Sector Risk
• Foreign Securities Risk
• Portfolio Management Risk
• Liquidity Risk
• Real Estate Investing Risk
• Sector Risk

1290 GAMCO Small/Mid Cap Value Fund	Seeks to maximize capital appreciation.
Under normal circumstances, the
Fund invests at least 80% of its net
assets, plus borrowings for
investment purposes, in securities
of small and mid-capitalization
companies. For the Fund, small
capitalization companies generally
are companies with a market
capitalization less than $3 billion at
the time of investment, and
mid-capitalization companies
generally are companies with a
market capitalization between $3
billion and $12 billion at the time
of investment. The Fund also may
invest up to 20% of its net assets in
foreign securities.
• Market Risk • Equity Risk • Mid-Cap and Small-Cap Company Risk • Investment Style Risk • Sector Risk • Portfolio Management Risk • Foreign Securities Risk • Preferred Stock Risk
1290 VT Micro Cap Portfolio	Seeks to achieve long-term growth of capital.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in securities
of micro-cap companies (or other
financial instruments that derive
their value from the securities of
such companies). For purposes of
this Portfolio, micro-cap
companies are those companies
with market capitalizations that are
either under $1 billion or are within

• Market Risk
• Equity Risk
• Small-Cap and Micro-Cap Company
Risk
• Investment Style Risk
• Index Strategy Risk
• Sector Risk
• Portfolio Management Risk
• Foreign Securities Risk
• Large Transaction Risk

More information on strategies, risks, benchmarks and underlying portfolios 91

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

the range of companies in the
Russell Microcap® Index at the
time of purchase. The Portfolio’s
assets normally are allocated
among two or more investment
managers, each of which manages
its portion of the Portfolio using a
different but complementary
investment strategy; one portion is
actively managed and one portion
seeks to track the performance
(before fees and expenses) of a
particular index.

International/Global Equity
EQ/Emerging Markets Equity PLUS Portfolio	Seeks to achieve long-term growth of capital.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in equity securities of
companies located in emerging
market countries or other
investments that are tied
economically to emerging market
countries. The Portfolio’s assets
normally are allocated among two
investment managers, each of
which manages its portion of the
Portfolio using a different but
complementary investment
strategy; one portion is actively
managed (“Active Allocated
Portion”), and one portion seeks to
track the performance of a
particular index (“Index Allocated
Portion”). Under normal
circumstances, the Active Allocated
Portion consists of approximately
25-35% of the Portfolio’s net assets
and the Index Allocated Portion
consists of approximately 65-75%
of the Portfolio’s net assets.

• Market Risk
• Equity Risk
• Emerging Markets Risk
• Foreign Securities Risk
• Geographic Focus Risk
• Index Strategy Risk
• Derivatives Risk
• Portfolio Management Risk
• Cash Management Risk
• Large-Cap Company Risk
• Leveraging Risk
• Liquidity Risk
• Mid-Cap and Small-Cap Company
Risk

EQ/International Equity Index Portfolio
Seeks to achieve a total
return (before
expenses) that
approximates the total
return performance of a
composite index
comprised of 40% DJ
Euro STOXX 50 Index,
25% FTSE 100 Index,
25% TOPIX Index, and
10% S&P/ASX 200
Index (“composite
index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the composite index.

Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities of companies
represented in the composite
index. The Portfolio uses a strategy
that is commonly referred to as an
indexing strategy. With respect to
investments in companies
represented in the FTSE 100 Index,
DJ Euro STOXX 50 Index, and
S&P/ASX 200 Index, the
Sub-Adviser generally uses a
replication technique, although a
sampling approach may be used in
certain circumstances. With respect
• Market Risk • Equity Risk • Foreign Securities Risk • Geographic Focus Risk • Large-Cap Company Risk • Index Strategy Risk • Portfolio Management Risk • Sector Risk
92 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

to investments in companies
represented in the TOPIX Index,
the Sub-Adviser selects
investments using a stratified
sampling construction process in
which the Sub-Adviser selects a
sub-set of the companies
represented in the index based on
the Sub-Adviser’s analysis of key
risk factors and other
characteristics. Such factors include
industry weightings, market
capitalizations, return variability,
and yields

EQ/MFS International Growth Portfolio	Seeks to achieve capital appreciation.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets in the equity
securities of foreign companies,
including emerging markets equity
securities. The Portfolio may invest
a large percentage of its assets in
issuers in a single country, a small
number of countries, or a
particular geographic region. The
Sub-Adviser focuses on investing
the Portfolio’s assets in the stocks
of companies it believes to have
above average earnings growth
potential compared to other
companies (i.e. growth
companies).
• Market Risk • Equity Risk • Foreign Securities Risk • Investment Style Risk • Sector Risk • Mid-Cap and Small-Cap Company Risk • Large-Cap Company Risk • Portfolio Management Risk • Liquidity Risk
ATM International Managed Volatility Portfolio	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in foreign
equity securities (or other financial
instruments that derive their value
from the securities of such
companies). The Portfolio is
divided into two portions; one
utilizes a passive investment index
style focused on equity securities
of foreign companies and the
other portion utilizes an actively
managed futures and options
strategy to tactically manage
equity exposure in the Portfolio
based on the level of volatility in
the market. The Portfolio may also
invest in ETFs.

• Market Risk
• Equity Risk
• Foreign Securities Risk
• Large-Cap Company Risk
• Index Strategy Risk
• Volatility Management Risk
• Cash Management Risk
• Derivatives Risk
• ETFs Risk
• Futures Contract Risk
• Large Transaction Risk
• Leveraging Risk
• Portfolio Management Risk
• Sector Risk
• Short Position Risk

EQ/Global Equity Managed Volatility Portfolio	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities. The Portfolio’s assets
normally are allocated between
two or more investment managers,
each of which will manage its
• Market Risk • Equity Risk • Foreign Securities Risk • Emerging Markets Risk • Volatility Management Risk • Index Strategy Risk • Derivatives Risk • Futures Contract Risk
More information on strategies, risks, benchmarks and underlying portfolios 93

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

portion of the Portfolio using a
different but complementary
investment strategy; one portion is
actively managed and one portion
seeks to track the performance
(before fees and expenses) of a
particular index or indices. It is
anticipated that the Portfolio’s
derivative instruments will consist
primarily of exchange-traded
futures and options contracts on
securities indices, but the Portfolio
also may utilize other types of
derivatives.

• Portfolio Management Risk
• Cash Management Risk
• Investment Style Risk
• Large-Cap Company Risk
• Leveraging Risk
• Liquidity Risk
• Mid-Cap and Small-Cap Company
Risk
• Multiple Sub-Adviser Risk
• Sector Risk
• Short Position Risk

EQ/International Core Managed Volatility Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
The Portfolio invests primarily in
foreign equity securities (or other
financial instruments that derive
their value from the securities of
such companies). The Portfolio’s
assets normally are allocated
among three or more investment
managers, each of which manages
its portion of the Portfolio using a
different but complementary
investment strategy; one portion is
actively managed, one portion
seeks to track the performance
(before fees and expenses) of a
particular index; and one portion
invests in exchange-traded funds.
It is anticipated that the Portfolio’s
derivative instruments will consist
primarily of foreign currency
transactions, exchange-traded
futures and options contracts on
securities indices, but the Portfolio
also may utilize other types of
derivatives.

• Market Risk
• Equity Risk
• Foreign Securities Risk
• Volatility Management Risk
• Index Strategy Risk
• Derivatives Risk
• Futures Contract Risk
• Leveraging Risk
• Short Position Risk
• ETFs Risk
• Portfolio Management Risk
• Cash Management Risk
• Large-Cap Company Risk
• Mid-Cap and Small-Cap Company
Risk
• Multiple Sub-Adviser Risk
• Sector Risk

EQ/International Value Managed Volatility Portfolio	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Under normal circumstances the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities. The Portfolio’s assets
normally are allocated among two
investment managers, each of
which manages its portion of the
Portfolio using a different but
complementary investment
strategy; one portion is actively
managed (“Active Allocated
Portion”) and one portion seeks to
track the performance of a
particular index. The Active
Allocated Portion seeks to invest in
securities of foreign companies,
including companies in emerging
market countries that have a
market capitalization in excess of
$5 billion at the time of purchase.

• Market Risk
• Equity Risk
• Foreign Securities Risk
• Volatility Management Risk
• Index Strategy Risk
• Investment Style Risk
• Derivatives Risk
• Futures Contract Risk
• Leveraging Risk
• Short Position Risk
• Portfolio Management Risk
• Cash Management Risk
• ETFs Risk
• Large-Cap Company Risk
• Preferred Stock Risk
• Sector Risk

94 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

The Portfolio may limit its equity
exposure when market volatility
increases above specific
thresholds, primarily through the
use of exchange-traded futures
and options contracts on securities
indices, but the Portfolio also may
utilize other types of derivatives.

EQ/Lazard Emerging Markets Equity Portfolio	Seeks to achieve long-term capital appreciation.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus any borrowings for
investment purposes, in equity
securities of companies whose
principal business activities are
located in emerging market
countries. The Portfolio invests
primarily in common stocks of
companies that the Sub-Adviser
believes are undervalued based on
their earnings, cash flow or asset
values. In addition to common
stocks, such equity securities may
include depositary receipts. The
Portfolio may invest in securities of
companies across the
capitalization spectrum, and the
market capitalizations of
companies in which the Portfolio
invests may vary with market
conditions. For this Portfolio,
emerging market countries include
all countries represented by the
MSCI Emerging Markets Index,
which currently includes:
Argentina, Brazil, Chile, China,
Colombia, Czech Republic, Egypt,
Greece, Hungary, India, Indonesia,
Korea, Malaysia, Mexico, Pakistan,
Peru, Philippines, Poland, Qatar,
Saudi Arabia, South Africa, Taiwan,
Thailand, Turkey and United Arab
Emirates.

• Market Risk
• Equity Risk
• Emerging Markers Risk
• Foreign Securities Risk
• Geographic Focus Risk
• Investment Style Risk
• Portfolio Management Risk
• Large-Cap Company Risk
• Mid-Cap and Small-Cap Company
Risk

EQ/Invesco Global Portfolio	Seeks to achieve capital appreciation.
Under normal circumstances, the
Portfolio invests primarily in equity
securities of U.S. and foreign
companies. The Portfolio can
invest without limit in foreign
securities, including depositary
receipts, and can invest in any
country, including countries with
developing or emerging markets.
The Sub-Adviser primarily looks for
quality companies, regardless of
domicile, that have sustainable
growth.

• Market Risk
• Equity Risk
• Foreign Securities Risk
• Investment Style Risk
• Large-Cap Company Risk
• Portfolio Management Risk
• Focused Portfolio Risk
• Mid-Cap and Small-Cap Company
Risk
• Preferred Stock Risk
• Sector Risk

1290 VT SmartBeta Equity ESG Portfolio	Seeks to achieve long-term capital appreciation.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for	• Market Risk • Equity Risk • Large-Cap Company Risk
More information on strategies, risks, benchmarks and underlying portfolios 95

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

investment purposes, in equity
securities. The Portfolio invests
primarily in equity securities of U.S.
companies and foreign companies
in developed markets. The
Portfolio may invest in large, mid
and small capitalization companies
and will be broadly diversified
across companies and industries.
Equity securities in which the
Portfolio may invest include
common stocks, preferred stocks,
warrants, American Depositary
Receipts and similar instruments.
• Mid-Cap and Small-Cap Company Risk • Quantitative Investing Risk • Investment Strategy Risk • Portfolio Management Risk • ESG Considerations Risk • Foreign Securities Risk • Sector Risk
1290 SmartBeta Equity Fund	Seeks to achieve long-term capital appreciation.
Under normal market conditions,
the Fund invests at least 80% of its
net assets, plus borrowings for
investment purposes, in equity
securities. The Fund invests
primarily in equity securities of U.S.
companies and foreign companies
in developed markets. The Fund
may invest in large, mid and small
capitalization companies and will
be broadly diversified across
companies and industries. Equity
securities in which the Fund may
invest include common stocks,
preferred stocks, warrants,
American Depositary Receipts and
similar instruments.

• Market Risk
• Equity Risk
• Large-Cap Company Risk
• Mid-Cap and Small-Cap Company
Risk
• Quantitative Investing Risk
• Investment Strategy Risk
• Portfolio Management Risk
• ESG Considerations Risk
• Foreign Securities Risk
• Sector Risk

EQ/MFS International Intrinsic Value Portfolio	Seeks to achieve capital appreciation.
The Portfolio normally invests its
assets primarily in foreign equity
securities, including emerging
market equity securities. Equity
securities include common stocks
and other securities that represent
an ownership interest (or the right
to acquire an ownership interest) in
a company or other issuer. An
issuer will be considered to be an
issuer of a foreign security if the
issuer is domiciled, derives a
significant portion of its revenues
from, or primarily trades in a
market located outside of the
United States.

• Market Risk
• Equity Risk
• Foreign Securities Risk
• Investment Style Risk
• Sector Risk
• Mid-Cap and Small-Cap Company
Risk
• Large-Cap Company Risk
• Portfolio Management Risk
• Derivatives Risk
• Liquidity Risk

96 More information on strategies, risks, benchmarks and underlying portfolios

Fixed Income
Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Investment Grade Bond
EQ/Money Market Portfolio	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.
The Portfolio invests 99.5% or
more of its total assets in: debt
securities issued or guaranteed as
to principal or interest by the U.S.
government, or by U.S.
government agencies or
instrumentalities; repurchase
agreements that are collateralized
fully by cash items or U.S. Treasury
and U.S. government securities;
and cash. The Portfolio maintains a
dollar-weighted average portfolio
maturity of 60 days or less, a
dollar-weighted average life to
maturity of 120 days or less, and
uses the amortized cost method of
valuation to seek to maintain a
stable $1.00 net asset value per
share price.

• Money Market Risk
• Net Asset Value Risk
• U.S. Government Securities Risk
• Interest Rate Risk
• Credit Risk
• Market Risk
• Repurchase Agreement Risk
• Portfolio Management Risk
• Liquidity Risk
• Risk Associated with Portfolio
Holding Cash

EQ/Intermediate Corporate Bond Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Bloomberg U.S. Credit
Corporate 5-10 Year
Index (“Corporate Bond
Index” or “Index”),
including reinvestment
of dividends, at a risk
level consistent with
that of the Index.

Under normal market conditions,
the Portfolio invests at least 80% of
its net assets, plus borrowings for
investment purposes, in debt
securities. In seeking to achieve the
Portfolio’s investment objective, the
Sub-Adviser generally will employ
a stratified sampling approach to
build a portfolio whose broad
characteristics match those of the
Corporate Bond Index, which
means that the Portfolio is not
required to purchase all of the
securities represented in the Index.

• Market Risk
• Index Strategy Risk
• Credit Risk
• Interest Rate Risk
• Investment Grade Securities Risk
• ETFs Risk
• Liquidity Risk
• Non-U.S. Issuer Risk
• Portfolio Management Risk
• Large Transaction Risk
• Redemption Risk

EQ/Intermediate Government Bond Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Bloomberg U.S.
Intermediate
Government Bond
Index (“Intermediate
Government Bond
Index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the Intermediate
Government Bond
Index.

The Portfolio normally invests at
least 80% of its net assets, plus
borrowings for investment
purposes, in debt securities that
are included in the Intermediate
Government Bond Index, or other
financial instruments that derive
their value from those securities.
The Intermediate Government
Bond Index is an unmanaged
index that measures the
performance of securities
consisting of all U.S. Treasury and
agency securities with remaining
maturities of from one to ten years
and issue amounts of at least $250
million outstanding, which may
include zero-coupon securities.
The Portfolio may also invest up to
10% of its assets in ETFs that invest
in securities included in the
Intermediate Government Bond
Index.

• Market Risk
• U.S. Government Securities Risk
• Interest Rate Risk
• Credit Risk
• Index Strategy Risk
• ETFs Risk
• Investment Grade Securities Risk
• Large Transaction Risk
• Portfolio Management Risk
• Redemption Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

More information on strategies, risks, benchmarks and underlying portfolios 97

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
1290 VT DoubleLine Opportunistic Bond Portfolio	Seeks to maximize current income and total return.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus any borrowings for
investment purposes, in fixed
income securities. Fixed income
securities include, but are not
limited to, securities issued or
guaranteed by the U.S.
government or its agencies,
instrumentalities or sponsored
corporations; mortgage-backed
securities; asset-backed securities;
foreign and domestic corporate
bonds; floating or variable rate
obligations (including inverse
floater collateralized mortgage
obligations); bank loans; fixed
income securities issued by
corporations and governments in
foreign countries including
emerging markets issuers and U.S.
dollar-denominated securities or
non-U.S. issuers; securities issued
by municipalities; collateralized
loan obligations and other
securities bearing fixed interest
rates of any maturity. The Portfolio
may invest up to 40% of its assets
in below investment grade
securities (commonly known as
“junk bonds”).

• Market Risk
• Interest Rate Risk
• Credit Risk
• Collateralized Debt Obligations Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Investment Grade Securities Risk
• Non-Investment Grade Securities
Risk
• Prepayment Risk and Extension Risk
• U.S. Government Securities Risk
• Foreign Securities Risk
• Portfolio Management Risk
• Derivatives Risk
• Distressed Companies Risk
• Dollar Roll and
Sale-BuybackTransactions Risk
• Inverse Floaters Risk
• Large Transaction Risk
• Leveraging Risk
• Liquidity Risk
• Loan Risk
• Portfolio Turnover Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Risk of Investing in Other Investment
Companies
• Sector Risk
• Variable and Floating Rate Securities
Risk
• When-Issued and Delayed Delivery
Securities and Forward Commitment
Risk

EQ/AB Short Duration Government Bond Portfolio	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.
The Portfolio invests at least 80%
of its net assets, plus borrowings
for investment purposes, in debt
securities issued by the U.S.
Government and its agencies and
instrumentalities and financial
instruments that derive their value
from such securities. The Portfolio
also may invest up to 10% of its
total assets in foreign fixed-income
securities in developed or
emerging market countries. The
Portfolio seeks to maintain an
effective duration of up to two
years under normal market
conditions.

• Market Risk
• U.S. Government Securities Risk
• Interest Rate Risk
• Credit Risk
• Derivatives Risk
• Foreign Securities Risk
• Futures Contract Risk
• Portfolio Management Risk
• Investment Grade Securities Risk
• Cash Management Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Short Position Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

EQ/Core Bond Index Portfolio	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government/Credit	• Market Risk • Investment Grade Securities Risk • U.S. Government Securities Risk • Interest Rate Risk • Credit Risk • Index Strategy Risk
98 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

Intermediate
Government/Credit
Bond Index
(“Intermediate
Government/Credit
Index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the Intermediate
Government/Credit
Index.

Index, which covers the U.S. dollar
denominated, investment grade,
fixed-rate, taxable bond market,
including U.S. Treasury and
government-related, corporate,
credit and agency fixed-rate debt
securities. The Portfolio also may
invest up to 40% of its assets in
exchange-traded funds that invest
in securities included in the
Intermediate Government/Credit
Index.
• ETFs Risk • Liquidity Risk • Portfolio Management Risk • Redemption Risk
EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in debt
securities. The Portfolio’s assets
normally are allocated among two
portions, each of which is
managed using a different but
complementary investment
strategy; one portion is actively
managed and one portion seeks
to track the performance of a
particular index.

• Market Risk
• Credit Risk
• Interest Rate Risk
• U.S. Government Securities Risk
• Investment Grade Securities Risk
• Index Strategy Risk
• Cash Management Risk
• Derivatives Risk
• Foreign Securities Risk
• Portfolio Management Risk
• Dollar Role and Sale-Buyback
Transactions Risk
• Leveraging Risk
• Liquidity Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Multiple Sub-Adviser Risk
• Portfolio Turnover Risk
• Prepayment Risk and Extension Risk
• Redemption Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

EQ/Core Plus Bond Portfolio	Seeks to achieve high total return through a combination of current income and capital appreciation.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in a
diversified portfolio of U.S. and
foreign bonds or other debt
securities of varying maturities and
other instruments that provide
investment exposure to such debt
securities, including forwards or
derivatives such as options, futures
contracts or swap agreements. In
addition, the Portfolio’s assets are
allocated among three investment
sub-advisers, each of which
manages its portion of the
Portfolio using a different but
complementary investment
strategy.

• Market Risk
• Interest Rate Risk
• Credit Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Investment Grade Securities Risk
• Non-Investment Grade Securities
Risk
• Foreign Securities Risk
• U.S. Government Securities Risk
• Portfolio Management Risk
• Cash Management Risk
• Collateralized Loan Obligations Risk
• Convertible Securities Risk
• Derivatives Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Futures Contract Risk
• Hedging Risk
• Inflation-Indexed Bonds Risk
• Leveraging Risk
• Liquidity Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks

• Loan Risk
• Multiple Sub-Adviser Risk
• Portfolio Turnover Risk
• Preferred Stock Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Sector Risk
• Variable and Floating Rate Securities
Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

Multimanager Core Bond Portfolio	Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.
Under normal circumstances, the
Portfolio intends to invest at least
80% of its net assets, plus
borrowings for investment
purposes, in investment grade
bonds. For purposes of this
investment policy, a debt security is
considered a “bond.” The Portfolio
invests primarily in U.S.
government and corporate debt
securities. The Portfolio’s assets
generally are allocated by the
Adviser among four or more
sub-advisers, each of which will
manage its portion of the Portfolio
using different yet complementary
investment strategies; one portion
of the Portfolio seeks to track the
performance (before fees and
expenses and including
reinvestment of coupon payments)
of a particular index and the other
portions of the Portfolio are
actively managed. The Portfolio
may invest up to 20% of its net
assets in non-investment grade
securities (commonly known as
“junk bonds”). The Portfolio also
may invest in derivatives, which will
consist primarily of forward
contracts, exchange-traded futures
and options contracts on individual
securities or securities indices, but
the Portfolio also may utilize other
types of derivatives.

• Market Risk
• Interest Rate Risk
• Credit Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Investment Grade Securities Risk
• Non-Investment Grade Securities
Risk
• Index Strategy Risk
• Derivatives Risk
• Foreign Securities Risk
• Portfolio Management Risk
• Cash Management Risk
• Collateralized Debt Obligations Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Futures Contract Risk
• Large Transaction Risk
• Leveraging Risk
• Liquidity Risk
• Multiple Sub-Adviser Risk
• Portfolio Turnover Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• U.S. Government Securities Risk
• Variable and Floating Rate Securities
Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

EQ/PIMCO Real Return Portfolio	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets in inflation-indexed
bonds of varying maturities issued
by the U.S. and non-U.S.
governments, their agencies or
instrumentalities and corporations,
which may be represented by
• Market Risk • Interest Rate Risk • Credit Risk • Derivatives Risk • Inflation-Indexed Bonds Risk • Mortgage-Related and Other Asset-Backed Securities Risk • U.S. Government Securities Risk
100 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
term corporate bond market.
forwards or derivatives such as
options, futures contracts or swap
agreements. The Portfolio also
may invest up to 30% of its total
assets in securities denominated in
foreign currencies and may invest
beyond this limit in U.S. dollar
denominated securities of foreign
issuers. The Portfolio may invest up
to 10% of its total assets in
securities and instruments that are
economically tied to emerging
market countries (this limitation
does not apply to investment
grade sovereign debt
denominated in the local currency
with less than one year remaining
to maturity, which means the
Portfolio may invest, together with
any other investments
denominated in foreign currencies,
up to 30% of its total assets in such
instruments). The Portfolio will
normally limit its foreign currency
exposure (from non-U.S. dollar
denominated securities or
currencies) to 20% of its total
assets.

• Short Position Risk
• Portfolio Management Risk
• Cash Management Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Equity Risk
• Foreign Securities Risk
• Investment Grade Securities Risk
• Leveraging Risk
• Liquidity Risk
• Non-Investment Grade Securities
Risk
• Portfolio Turnover Risk
• Preferred Stock Risk
• Prepayment Risk and Extension Risk
• Redemption Risk
• Sovereign Debt Securities Risk
• Variable and Floating Rate Securities
Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk

1290 Diversified Bond Fund	Seeks to maximize total return consisting of income and capital appreciation.
Under normal circumstances, the
Fund invests at least 80% of its net
assets, plus borrowings for
investment purposes, in a
diversified portfolio of U.S. and
foreign bonds or other debt
securities of varying maturities and
other instruments that provide
investment exposure to such debt
securities, including forwards or
derivatives such as options, futures
contracts or swap agreements. The
Fund may invest in securities
denominated in foreign currencies
and in U.S. dollar-denominated
securities of foreign issuers,
including securities and
instruments that are economically
tied to emerging market countries.
The Fund will normally limit its
foreign currency exposure (from
non-U.S. dollar-denominated
securities or currencies) to 40% of
its total assets (this limitation does
not apply to investment grade
sovereign debt denominated in
the local currency with less than 1
year remaining to maturity).

• Market Risk
• Credit Risk
• Interest Rate Risk
• Investment Grade Securities Risk
• Non-Investment Grade Securities
Risk
• Derivatives Risk
• Leveraging Risk
• U.S. Government Securities Risk
• Foreign Securities Risk
• Hedging Risk
• Liquidity Risk
• Portfolio Management Risk
• Cash Management Risk
• Collateralized Loan Obligations Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Futures Contract Risk
• Inflation-Indexed Bond Risk
• Large Transaction Risk
• Loan Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Portfolio Turnover Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Sector Risk
• Variable and Floating Rate Securities
Risk

More information on strategies, risks, benchmarks and underlying portfolios 101

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• When-Issued and Delayed Delivery Securities and Forward Commitment Risk • Zero Coupon and Pay-in-Kind Securities Risk
EQ/PIMCO Global Real Return	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in
inflation-indexed bonds of varying
maturities issued by the U.S. (e.g.,
Treasury Inflation Protected
Securities (“TIPS”)) and non-U.S.
governments, their agencies or
instrumentalities, and corporations,
which may be represented by
forwards or derivatives such as
options, futures contracts or swap
agreements. The Portfolio normally
invests a significant portion of its
net assets in instruments that are
economically tied to foreign
(non-U.S.) countries.

• Market Risk
• Interest Rate Risk
• Credit Risk
• Foreign Securities Risk
• Non-Diversified Portfolio Risk
• Derivatives Risk
• Sovereign Debt Securities Risk
• Inflation-Indexed Bonds Risk
• U.S. Government Securities Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Short Position Risk
• Portfolio Management Risk
• Cash Management Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Equity Risk
• Investment Grade Securities Risk
• Leveraging Risk
• Liquidity Risk
• Non-Investment Grade Securities
Risk
• Preferred Stock Risk
• Prepayment Risk and Extension Risk
• Redemption Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk

EQ/PIMCO Ultra Short Bond Portfolio	Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
The Portfolio invests at least 80%
of its net assets in a diversified
portfolio of fixed income
instruments of varying maturities,
which may be represented by
forwards or derivatives such as
options, futures contracts or swap
agreements. The Portfolio may
invest in investment grade U.S.
dollar denominated securities of
U.S. issuers that are rated Baa or
higher by Moody’s Investors
Service, Inc. or equivalently rated
by Standard & Poor’s Global
Ratings or Fitch Ratings Ltd., or, if
unrated, determined by the
Sub-Adviser to be of comparable
quality. The average portfolio
duration will vary based on the
Sub-Adviser’s forecast for interest
rates and will normally not exceed
one year, as calculated by the
Sub-Adviser.

• Market Risk
• Interest Rate Risk
• Credit Risk
• Investment Grade Securities Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Variable and Floating Rate Securities
Risk
• Derivatives Risk
• Liquidity Risk
• Portfolio Management Risk
• Cash Management Risk
• Collateralized Loan Obligations Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Large Transaction Risk
• Leveraging Risk
• Loan Risk
• Preferred Stock Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Sector Risk
• U.S. Government Securities Risk

102 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
EQ/PIMCO Total Return ESG Portfolio	Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.
Under normal circumstances, the
Portfolio invests at least 65% of its
total assets in a diversified
portfolio of Fixed Income
Instruments of varying maturities,
which may be represented by
forwards or derivatives such as
options, futures contracts, or swap
agreements. “Fixed Income
Instruments” include bonds, debt
securities and other similar
instruments issued by various U.S.
and non-U.S. public- or
private-sector entities. The
Portfolio invests primarily in
investment-grade debt securities,
but may invest up to 20% of its
total assets in high yield securities,
also known as “junk bonds,” as
rated by Moody’s Investors
Service, Inc., Standard & Poor’s
Global Rating or Fitch, Inc., or, if
unrated, as determined by the
Adviser or the Sub-Adviser. The
Portfolio also may invest up to
30% of its total assets in securities
denominated in foreign currencies
and may invest beyond this limit in
U.S. dollar-denominated securities
of foreign issuers.

• Market Risk
• Interest Rate Risk
• Credit Risk
• Derivatives Risk
• Investment Grade Securities Risk
• Non-Investment Grade Securities
Risk
• Foreign Securities Risk
• Sovereign Debt Securities Risk
• Short Position Risk
• Portfolio Management Risk
• Cash Management Risk
• Convertible Securities Risk
• Dollar Roll and Sale-Buyback
Transactions Risk
• Equity Risk
• ESG Considerations Risk
• Leveraging Risk
• Liquidity Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Portfolio Turnover Risk
• Preferred Stock Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Variable and Floating Rate Securities
Risk
• When-Issued and Delayed Delivery
Securities and Forward
Commitments Risk

EQ/Long-Term Bond Portfolio
Seeks to achieve a total
return before expenses
that approximates the
total return
performance of the
Bloomberg U.S. Long
Government/Credit
Bond Index (“Long
Government/Credit
Index”), including
reinvestment of
dividends, at a risk level
consistent with that of
the Long
Government/Credit
Index.

Under normal market conditions,
the Portfolio invests at least 80% of
its net assets, plus borrowings for
investment purposes, in debt
securities and financial instruments
that derive their value from such
securities. The Portfolio uses a
strategy that is commonly referred
to as an index strategy. In seeking
to achieve the Portfolio’s
investment objective, the
Sub-Adviser generally will employ
a stratified sampling approach to
build a portfolio whose broad
characteristics match those of the
Long Government/Credit Index,
which means that the Portfolio is
not required to purchase all of the
securities represented in the Index.
A stratified sampling approach
seeks to match the return and
characteristics of a particular index
without having to purchase every
security in that index by selecting a
representative sample of securities
for the Portfolio based on the
characteristics of the index and the

• Market Risk
• Investment Grade Securities Risk
• U.S. Government Securities Risk
• Interest Rate Risk
• Credit Risk
• Index Strategy Risk
• Derivatives Risk
• Liquidity Risk
• Portfolio Management Risk
• Prepayment Risk and Extension Risk
• Redemption Risk

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Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
particular securities included therein. With respect to the Long Government/Credit Index, such characteristics may include interest rate sensitivity, credit quality and sector diversification.
High Yield Bond
1290 VT High Yield Bond Portfolio	Seeks to maximize current income.
Under normal circumstances, the
Portfolio invests at least 80% of its
net assets, plus borrowings for
investment purposes, in a broad
range of high-yield, below
investment-grade bonds. The
Portfolio may invest up to 25% of
its net assets in debt securities of
issuers located outside the United
States, including emerging markets
issuers and U.S.
dollar-denominated securities of
non-U.S. issuers. The Portfolio’s
assets normally are allocated
among two portions, each of
which is managed using a different
but complementary investment
strategy; one portion is actively
managed (“Active Allocated
Portion”) and the other portion
invests in ETFs that are passively
managed and that meet the
investment objective of the
Portfolio (“ETF Allocated Portion”).
Under normal circumstances, the
Active Allocated Portion consists of
approximately 90% of the
Portfolio’s net assets and the ETF
Allocated Portion consists of
approximately 10% of the
Portfolio’s net assets. These
percentages can deviate from the
amounts shown above by up to
15% of the Portfolio’s assets.

• Market Risk
• Non-Investment Grade Securities
Risk
• Credit Risk
• Interest Rate Risk
• Liquidity Risk
• Sector Risk
• Loan Risk
• ETFs Risk
• Portfolio Management Risk
• Foreign Securities Risk
• Investment Grade Securities Risk
• Large-Cap Company Risk
• Leveraging Risk
• Mid-Cap and Small-Cap Company
Risk
• Mortgage-Related and Other
Asset-Backed Securities Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk
• Zero Coupon and Pay-in-Kind
Securities Risk

1290 High Yield Bond Fund	Seeks to maximize current income.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds.
• Market Risk
• Non-Investment Grade Securities
Risk
• Credit Risk
• Interest Rate Risk
• Liquidity Risk
• Sector Risk
• Loan Risk
• Portfolio Management Risk
• Foreign Securities Risk
• Investment Grade Securities Risk
• Large Transaction Risk
• Leveraging Risk
• Prepayment Risk and Extension Risk
• Privately Placed and Other
Restricted Securities Risk
• Redemption Risk

104 More information on strategies, risks, benchmarks and underlying portfolios

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• Zero Coupon and Pay-in-Kind Securities Risk
More information on strategies, risks, benchmarks and underlying portfolios 105

4. Management of the Trust
The Trust
The Trust is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among one hundred ten (110) Portfolios, forty-seven (47) of which are authorized to issue Class IA, Class IB and Class K shares, forty-one (41) of which are authorized to issue Class IB and Class K shares, seventeen (17) of which are authorized to issue Class IB shares, four (4) of which are authorized to issue Class K shares, and one (1) of which is authorized to issue Class IA and Class IB shares. This prospectus describes the Class IA, Class IB and Class K shares of the five (5) EQ Allocation Portfolios, and the Class IB and Class K shares of the five (5) Target Allocation Portfolios of the Trust. Each Portfolio has its own investment objective, investment strategies and risks, which have been previously described in this Prospectus.
On March 19, 2024, the Trust's Board of Trustees approved the combination of the Class IA shares of each of the following Portfolios with the Portfolio's Class IB shares (the “Combination”): EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, and EQ/Aggressive Allocation Portfolio. The Combination is expected to occur effective after the close of business on June 21, 2024 (the “Effective Date”). As of the Effective Date, Class IA shares of these Portfolios will no longer be offered and all references to Class IA shares of these Portfolios are deleted from this Prospectus.
The Trust’s Board of Trustees oversees generally the operations of the Portfolios. The Trust enters into contractual arrangements with various parties, including among others, the Adviser, Administrator, custodian, and accountants, who provide services to the Portfolios. Shareholders are not parties to any such contractual arrangements and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Portfolios that you should consider in determining whether to purchase Portfolio shares. Neither this Prospectus nor the Statement of Additional Information is intended, or should be read, to be or create an agreement or contract between the Trust or a Portfolio and any shareholder, or to create any right in any shareholder or other person other than any rights under federal or state law that may not be waived.
The Adviser
Equitable Investment Management Group, LLC (“EIM” or “Adviser”), 1345 Avenue of the Americas, New York, New York 10105, manages each Portfolio. EIM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. EIM also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended; however, EIM currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each Portfolio offered by this Prospectus. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. EIM is a wholly owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”). Equitable Financial is a wholly owned subsidiary of Equitable Holdings, Inc. (“Equitable Holdings”), which is a publicly-owned company. EIM serves as the investment adviser to mutual funds and other pooled investment vehicles. As of December 31, 2023, EIM and its advisory affiliate Equitable Investment Management, LLC had approximately $116.5 billion in total assets under management. The Trust is part of a fund complex that includes the 1290 Funds, for which Equitable Investment Management, LLC serves as investment adviser.
The Adviser has a variety of responsibilities for the general management and administration of the Trust and the day-to-day management of each Portfolio. In addition to its managerial responsibilities, the Adviser is responsible for determining the asset mix and/or asset allocation ranges for the Portfolios, as applicable, and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for each Portfolio, the Adviser will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios to be held by a Portfolio using the Adviser’s proprietary investment process, based on a variety of factors that include fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios, as well as the Adviser’s outlook for the economy and financial markets. The Adviser also will rebalance each Portfolio’s holdings through its selection of Underlying Portfolios as deemed necessary to bring the asset allocation of a Portfolio back into alignment with its asset allocation range.
106 Management of the Trust

Kenneth T. Kozlowski, CFP®, CLU, ChFC, Alwi Chan, CFA®, and Xavier Poutas, CFA® are responsible for the day-to-day management of each EQ Allocation Portfolio. Messrs. Kozlowski, Chan, and Poutas and Miao Hu, CFA® and Kevin McCarthy are responsible for the day-to-day management of each Target Allocation Portfolio.
Members of EIM Management Team	Business Experience
Kenneth T. Kozlowski, CFP®, CLU, ChFC
Mr. Kozlowski has served as Executive Vice President and Chief Investment Officer of the Adviser since
June 2012 and as Signatory Officer of Equitable Financial since November 2021. He has been an employee of Equitable Financial since 1999.

Alwi Chan, CFA®	Mr. Chan has served as Senior Vice President and Deputy Chief Investment Officer of the Adviser since June 2012. He has been an employee of Equitable Financial since 1999.
Xavier Poutas, CFA®
Mr. Poutas has served as an Assistant Portfolio Manager of the Adviser since May 2011, and as a Vice
President of the Adviser since June 2016. He has been an employee of Equitable Financial since August
2002.

Miao Hu, CFA®
Ms. Hu has served as an Assistant Portfolio Manager of the Adviser since May 2016 and as a Vice
President of the Adviser since June 2016. She has served as a Director of Portfolio Analytics of the Adviser since December 2014. She has been an employee of Equitable Financial since November 2013.

Kevin McCarthy
Mr. McCarthy has served as an Assistant Portfolio Manager of the Adviser since December 2018 and as a
Vice President of the Adviser since July 2022. He has been an employee of Equitable Financial since
August 2015.

Information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Portfolios is available in the Trust’s SAI.
The Adviser provides day-to-day management of the Portfolios. The Adviser has the ability to hire investment sub-advisers (“Sub-Advisers”) to provide research, stock selection, and trading services for the Portfolios, although the Portfolios do not currently have Sub-Advisers. The Adviser has been granted relief by the SEC to hire, terminate and replace Sub-Advisers to the Portfolios and to amend sub-advisory agreements without obtaining shareholder approval, subject to the approval of the Trust’s Board. In addition, the Adviser has the ability to allocate a Portfolio’s assets to additional Sub-Advisers, subject to the approval of the Trust’s Board. The Adviser also has discretion to allocate a Portfolio’s assets among its current Sub-Advisers, if any. If a Sub-Adviser is retained for a Portfolio, the shareholders of the Portfolio would receive notice of such action. However, the Adviser may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of the Adviser (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Affiliated Sub-Adviser”), such as AllianceBernstein L.P., unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to the approval of the affected Portfolio's shareholders.
The Underlying Portfolios are managed either by the Adviser or by Equitable Investment Management, LLC, an affiliate of the Adviser that also serves as the administrator of the Trust (“Administrator”). In its capacity as the adviser for an Underlying Portfolio, the Adviser or the Administrator, as the case may be, may hire Sub-Advisers to provide research, stock selection, and trading services for the Underlying Portfolio, and is responsible for overseeing such Sub-Advisers and for recommending their hiring, termination and replacement to the Underlying Portfolio’s Board of Trustees. The Adviser and the Administrator have been granted relief by the SEC to hire, terminate and replace Sub-Advisers to an Underlying Portfolio and to amend sub-advisory agreements without obtaining shareholder approval, subject to the approval of the Underlying Portfolio’s Board of Trustees. In addition, the Adviser or the Administrator, as the case may be, has the ability to allocate an Underlying Portfolio’s assets to additional Sub-Advisers, subject to the approval of the Underlying Portfolio’s Board of Trustees. The Adviser or the Administrator, as the case may be, also has discretion to allocate an Underlying Portfolio’s assets among its current Sub-Advisers, if any. If a new Sub-Adviser is retained for an Underlying Portfolio, the shareholders of the Underlying Portfolio would receive notice of such action. However, the Adviser or the Administrator, as the case may be, may not enter into a sub-advisory agreement on behalf of an Underlying Portfolio with an Affiliated Sub-Adviser, such as AllianceBernstein L.P., unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Underlying Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by an Underlying Portfolio to the Adviser or the Administrator, as the case may be; any such increase would be subject to the approval of the affected Underlying Portfolio's shareholders.
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Advisory Fees
Each Portfolio pays a fee to the Adviser for advisory services. The table below shows the annual rate of the advisory fees (as a percentage of each Portfolio’s average daily net assets) that the Adviser received in 2023 for providing advisory services to each Portfolio and its predecessor portfolio and the rate of the advisory fees waived by the Adviser in 2023 in accordance with the provisions of the expense limitation agreement described below.
Advisory Fees Paid by the Portfolios in 2023
Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
	All Classes	Class IA	Class IB	Class K
EQ/Conservative Allocation Portfolio	0.10%	-0.07%	-0.07%	-0.07%
EQ/Conservative-Plus Allocation Portfolio	0.10%	-0.01%	-0.01%	-0.01%
EQ/Moderate Allocation Portfolio	0.09%	0.00%	0.00%	0.00%
EQ/Moderate-Plus Allocation Portfolio	0.09%	0.00%	0.00%	0.00%
EQ/Aggressive Allocation Portfolio	0.09%	0.00%	0.00%	0.00%
A discussion of the basis for the decision by the Board to approve the investment advisory agreement with respect to the Portfolios is available in the Trust’s Annual Report to Shareholders for the period ended December 31, 2023.
The Administrator
Equitable Investment Management, LLC (the “Administrator”), 1345 Avenue of the Americas, New York, New York 10105, serves as the Administrator of the Trust. The Administrator is an affiliate of the Adviser. The administrative services provided to the Trust by the Administrator include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and assistance with the administration of the Trust’s proxy voting policies and procedures and anti-money laundering program.
Administration Fees
For these administrative services, each Portfolio pays the Administrator its proportionate share of an asset-based administration fee of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios (as defined in the paragraph immediately below); 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775% of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly, and each Portfolio is subject to a minimum annual fee of $32,500.
For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated together and with the assets of the following portfolios of the Trust, which are also managed by EIM and which are offered in other prospectuses: EQ/Core Plus Bond Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Technology Portfolio, 1290 VT Small Cap Value Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio, EQ/Aggressive Growth Strategy Portfolio, EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, and EQ/International Managed Volatility Portfolio (collectively, the “Aggregated Portfolios”).
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As noted in the prospectuses for the Underlying Portfolios, EIM and, in certain cases, its affiliates, serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with each Portfolio. In this connection, the Adviser’s selection of Underlying Portfolios could have a positive or negative impact on its or its affiliates’ revenues and/or profits.
Expense Limitation Agreement
In the interest of limiting through April 30, 2025 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Portfolios (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Portfolio to limit the expenses of the Portfolios so that the annual operating expenses, including acquired fund fees and expenses, of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of a Portfolio’s business) as a percentage of average daily net assets do not exceed the following respective expense ratios. Each Portfolio's predecessor portfolio was subject to the same total annual operating expense limit pursuant to an expense limitation agreement between the Adviser and the predecessor portfolios' trust.
	Total Annual Operating Expenses Limited to (% of average daily net assets)
Portfolio	Class IA	Class IB	Class K
EQ/Conservative Allocation Portfolio	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation Portfolio	1.10%	1.10%	0.85%
EQ/Moderate Allocation Portfolio	1.15%	1.15%	0.90%
EQ/Moderate-Plus Allocation Portfolio	1.20%	1.20%	0.95%
EQ/Aggressive Allocation Portfolio	1.25%	1.25%	1.00%
The Adviser may be reimbursed the amount of any such waivers or payments (including any such waivers or payments with respect to a Portfolio’s predecessor prior to the shell reorganization) in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous waivers or payments made, the Portfolio will be charged such lower expenses. The Adviser’s selection of Underlying Portfolios could positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous waivers or payments made under the Expense Limitation Agreement.
Waivers or payments will increase returns and yield, and reimbursement of waivers or payments will decrease returns and yield.
Conflicts of Interest
The Adviser currently serves as the investment adviser for the Trust, which is an investment company that is registered under the 1940 Act, and as the investment adviser for two private investment trusts that are exempt from such registration. In addition to currently serving as the administrator for the Trust, the Administrator currently serves as the investment adviser and the administrator for the 1290 Funds, another investment company that is registered under the 1940 Act. The Adviser and its affiliates (including Equitable Financial, Equitable Distributors, LLC, Equitable Holdings, AllianceBernstein L.P. and the Administrator) and their respective managers, partners, directors, trustees, officers, and employees (collectively, for purposes of this Conflicts of Interest discussion, “Affiliates”) are insurance and related financial services companies engaged in life insurance, property and casualty insurance and reinsurance activities, as well as asset management, investment banking, securities trading, brokerage, real estate and other financial services activities, providing a broad range of services to a substantial and diverse client base. The broad range of activities, services, and interests of the Adviser and its Affiliates gives rise to actual, potential and/or perceived conflicts of interest, and could introduce certain investment or transactional restrictions, that could disadvantage the Portfolios and their shareholders.
Certain actual and potential conflicts of interest are discussed below and elsewhere in this Prospectus, and a further discussion of conflicts of interest appears in the SAI. Investors should carefully review these discussions. These discussions are
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not, and are not intended to be, a complete discussion of all of the actual and potential conflicts of interest that could arise. Additional or unanticipated conflicts of interest could arise from time to time in the ordinary course of the Adviser’s and its Affiliates’ various businesses.
The Adviser and the Trust have adopted practices, policies and procedures that are intended to identify, monitor, and mitigate conflicts of interest. These practices, policies and procedures include, among others, information barriers, codes of ethics, pre-clearance and reporting of securities transactions by certain persons, and the use of independent persons to review certain types of transactions. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures also could limit the Portfolios’ investment activities and affect their performance.
Certain Conflicts Related to Fees and Compensation
The Adviser and certain of its Affiliates provide services including investment advisory, administration, shareholder servicing, distribution and transfer agency services to the Portfolios and earn fees from these relationships with the Portfolios. The Adviser and its Affiliates face conflicts of interest when the Portfolios select affiliated service providers because the Adviser and its Affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on Portfolio performance and the Adviser and its Affiliates would still receive significant compensation from the Portfolios even if shareholders lose money. In addition, the Adviser and certain of its Affiliates manage or advise funds or accounts, including the Portfolios, with different fee rates and/or fee structures. Differences in fee arrangements could create an incentive for the Adviser and/or its Affiliates to favor higher-fee funds or accounts.
Certain Conflicts Related to the Adviser and its Affiliates Acting in Multiple Commercial Capacities
The Adviser and/or one or more Affiliates act or may act in various commercial capacities, including as investment manager, investment adviser, administrator, investor, commodity pool operator, underwriter, distributor, transfer agent, insurance company, investment banker, research provider, market maker, trader, lender, agent or principal, and may have direct and indirect interests in securities, commodities, currencies, derivatives and other instruments in which the Portfolios may directly or indirectly invest. Thus, it is likely that the Portfolios will have business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities with which the Adviser and/or an Affiliate has developed or is trying to develop business relationships or in which the Adviser and/or an Affiliate has significant investments or other interests. For example, the Adviser could have an incentive to hire as a Sub-Adviser or other service provider an entity with which the Adviser or one or more Affiliates have, or would like to have, significant or other business dealings or arrangements. In addition, when Affiliates act in various commercial capacities in relation to the Portfolios, the Affiliates could take commercial steps in their own interests, which could have an adverse effect on the Portfolios.
Certain Conflicts Related to the Funds of Funds Structure
In managing a Portfolio that invests in Underlying Portfolios (that is, a “fund of funds”), the Adviser will have the authority to select and substitute the Underlying Portfolios. The Adviser is subject to conflicts of interest in selecting, and allocating a Portfolio’s assets among, Underlying Portfolios because it and its Affiliates earn fees for managing, administering, and providing other services to the Underlying Portfolios. In addition, the Adviser is subject to conflicts of interest in selecting, and allocating a Portfolio’s assets among, the various Underlying Portfolios because the revenue and/or profits the Adviser and its Affiliates receive from some of the Underlying Portfolios is higher than the revenue and/or profits received from other Underlying Portfolios for the services the Adviser and its Affiliates provide.
Because the Adviser’s selection of Underlying Portfolios could have a positive or negative impact on its or its Affiliates’ revenues and/or profits, the Adviser has an incentive to select affiliated Underlying Portfolios for inclusion in a fund of funds and to select affiliated Underlying Portfolios that are more profitable to the Adviser or its Affiliates. In addition, the Adviser’s and/or its Affiliates’ other existing or potential business relationships (e.g., distribution, sub-administration, or custody arrangements), including with affiliated or unaffiliated Sub-Advisers to Underlying Portfolios, or other financial or personal relationships, could influence the Adviser’s selection of Underlying Portfolios.
A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value, performance, and ability to meet shareholder redemption requests and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. In addition, large-scale outflows could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio. The Adviser could be subject to conflicts of interest in selecting shares of Underlying Portfolios for
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redemption and in deciding whether and when to redeem such shares. In addition, the Adviser could have an incentive to continue to invest a Portfolio’s assets in an underperforming Underlying Portfolio to protect the Underlying Portfolio from large-scale outflows, even when the portfolio managers believe that such an investment is not in the best interests of the Portfolio.
Certain Conflicts Related to the Adviser’s Insurance Company Affiliates
The Portfolios are available through Contracts offered by insurance company Affiliates of the Adviser. The performance of a Portfolio could impact the obligations and financial exposure of the Adviser’s insurance company Affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option, and the ability of an insurance company Affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Adviser’s investment decisions and the design of the Portfolios could be influenced by these factors. For example, the Portfolios or models and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company Affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The financial benefits to the Adviser’s insurance company Affiliates could be material.
An EQ Allocation Portfolio may invest from time to time in Underlying Portfolios managed by the Adviser that employ various volatility management techniques, including the use of futures and options to manage equity exposure. Although these actions are intended to reduce the overall risk of investing in an EQ Allocation Portfolio, they may not work as intended and may result in losses by an EQ Allocation Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of any volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of any volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. Market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute a volatility management strategy in a timely manner or at all. In addition, the Adviser and its insurance company Affiliates manage or advise other funds and accounts that engage in and compete for transactions in the same types of securities and instruments (such as futures contracts) as an Underlying Portfolio. Such transactions could affect the prices and availability of the securities and instruments in which an Underlying Portfolio invests, directly or indirectly, and could have an adverse impact on an Underlying Portfolio’s performance, and therefore an EQ Allocation Portfolio’s performance.
A significant percentage of a Portfolio’s shares may be owned or controlled by the Adviser and/or its Affiliates or other large shareholders, including primarily insurance company separate accounts and qualified plans. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution and other transactions by Affiliates of the Adviser. These inflows and outflows could negatively affect a Portfolio’s net asset value, performance, and ability to meet shareholder redemption requests and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. In addition, large-scale outflows could result in a Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Portfolio’s expense ratio. The Adviser or its Affiliates could be subject to potential conflicts of interest in selecting shares of Portfolios for redemption and in deciding whether and when to redeem such shares.
The Portfolios, or other portfolios advised by the Adviser, may be used as variable insurance trusts for unaffiliated insurance companies’ insurance products. These unaffiliated insurance companies have financial arrangements (which may include revenue sharing arrangements) or other business relationships with the Adviser’s insurance company Affiliates.
Certain Conflicts Related to Sales Incentives and Relationships with Financial Intermediaries
Sales incentives and certain related conflicts arising from the Adviser’s and its Affiliates’ financial and other relationships with financial intermediaries are described in the sections entitled “Payments to Broker-Dealers and Other Financial Intermediaries” and “Compensation to Financial Intermediaries.”
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5. Shareholder information
Buying and Selling Shares
All shares are purchased and sold at their net asset value without any sales load. The Portfolios are not designed for market-timers, see the section entitled “Purchase and Redemption Restrictions on Market-Timers and Active Traders” below.
The price at which a purchase or sale is effected is based on the next calculation of net asset value after an order is received and accepted by a Portfolio or its designated agent. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios typically expect to meet redemption requests by paying out available cash or proceeds from selling portfolio holdings, which may include cash equivalent portfolio holdings. Redemption methods also may include redeeming in kind under appropriate circumstances, such as in connection with transactions involving the substitution of shares of one Portfolio (the replacement portfolio) for shares of another Portfolio (the replaced portfolio) held by insurance company separate accounts to fund Contracts.
Restrictions on Buying and Selling Shares
Purchase and Redemption Restrictions
The Portfolios reserve the right to suspend or change the terms of purchasing shares. The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of EIM.
Purchase and Redemption Restrictions on Market-Timers and Active Traders
The Trust, on behalf of each Portfolio, believes that it is in the best interests of its long-term investors to discourage frequent purchases, redemptions, exchanges and transfers (referred to collectively as “frequent trading”) of Portfolio shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Portfolios.
Frequent trading of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Frequent trading may adversely affect Portfolio performance and the interests of long-term investors by, among other things, requiring a Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest, and the Portfolio’s portfolio management team may have to allocate a significant amount of assets to cash and other short-term investments or sell investments, rather than maintaining investments selected to achieve the Portfolio’s investment objective. In addition, frequent trading of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of frequent trading.
To the extent that a Portfolio (or an Underlying Portfolio in which a Portfolio invests) invests a significant portion of its assets in foreign securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. This short-term arbitrage activity can reduce the return received by long-term investors. The Portfolios will seek to minimize these opportunities by using fair value pricing, as described in “How Shares are Priced” below.
In addition, to the extent that a Portfolio (or an Underlying Portfolio in which a Portfolio invests) invests in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, it also may be vulnerable to market timing and short-term trading strategies. Traders using such strategies may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the value of the Portfolio’s shares and the latest indications of market values for those securities. For example, high-yield securities may present opportunities for short-term trading
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strategies because the market for such securities may be less liquid than the market for higher quality securities, which could result in pricing inefficiencies. One of the objectives of the Trust’s fair value pricing procedures, as described in “How Shares are Priced” below, is to minimize the possibilities of this type of arbitrage; however, there can be no assurance that the Trust’s valuation procedures will be successful in eliminating it.
The Trust has adopted certain policies and procedures discussed below to discourage what it considers to be frequent trading. For Contractholders who have invested in shares of a Portfolio through an insurance company separate account, frequent trading includes frequent transfers between the Portfolios available through the policy or contract. The Trust and the Portfolios discourage frequent trading of Portfolio shares by Contractholders and will not make special arrangements to accommodate such trading. As a general matter, the Trust and each Portfolio reserve the right to reject any transfer request that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.
If EIM, on behalf of the Trust, determines that a Contractholder’s transfer patterns are disruptive to the Trust’s Portfolios, EIM or an affiliate (including the Administrator) may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. The Administrator is generally responsible for monitoring, testing and maintaining compliance policies, procedures and other items for the Trust, and thus assists in monitoring the Trust’s compliance with applicable requirements pursuant to the policies and procedures described below. EIM or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, EIM or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.
The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive trading activity. In order to reduce disruptive trading activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Portfolios. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, EIM or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive trading activity and that if such activity continues, EIM or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive trading activity, EIM or an affiliate currently will restrict the availability of voice, fax and automated transaction services. EIM or an affiliate currently will apply such action for the remaining life of each affected Contract. Because EIM or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive trading activity currently receive letters notifying them of EIM’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future.
The policies and procedures described above also apply to retirement plan participants.
The policies and procedures described above do not apply to funds of funds managed by EIM. The Trust generally does not consider trading activity by any funds of funds managed by EIM or trading activity associated with approved asset allocation programs to be disruptive trading activity.
The Trust seeks to apply its policies and procedures to all Contractholders, including Contractholders whose accounts are held through any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:
•  There is no assurance that the methods described above will prevent frequent trading or other trading that may be deemed disruptive. The Trust’s procedures do not eliminate the possibility that frequent trading will occur or that Portfolio performance will be affected by such activity.
•  The design of such policies and procedures involves inherently subjective judgments, which EIM and its affiliates, on behalf of the Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.
•  The limits on the ability to monitor potentially disruptive trading mean that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent trading while others will bear the effect of such trading.
Consistent with seeking to discourage potentially disruptive trading, EIM, or an affiliate thereof, or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive trading and its monitoring procedures and thresholds, as well as change its procedures to restrict such trading. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.
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Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.
How Shares are Priced
“Net Asset Value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:
Net Asset Value =	Total market value of securities	+	Cash and other assets	-	Liabilities
Number of outstanding shares
The net asset value of Portfolio shares is determined according to the following schedule:
•  A share’s net asset value is normally determined each day the New York Stock Exchange (“Exchange”) is open for trading as of 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the Exchange, a share’s price would still normally be determined as of 4:00 p.m. Eastern Time.
•  The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.
•  Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of a Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.
•  Shares of the Underlying Portfolios held by the Portfolios are valued at their net asset value. Generally, other portfolio securities and assets held by the Portfolios as well as the portfolio securities and assets held by the Underlying Portfolios are valued as follows:
Equity securities (including securities issued by ETFs) — valued at the last quoted sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price provided by a pricing service.
Debt securities — generally valued on the basis of prices provided by an approved pricing service; however, when the prices of the securities cannot be obtained from an approved pricing service, such securities are generally valued at a bid price estimated by a broker.
Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.
Securities traded on foreign exchanges — valued at the most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that exchange or market that may materially affect its value. In that case, the security will be valued using fair value methods by the Adviser at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.
Options — exchange-traded options are valued at their last sales price or, if not available, at the bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods.
Futures — valued at their last settlement price or, if there is no sale, at the latest available bid price.
Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in such funds’ prospectuses.
Repurchase agreements and reverse repurchase agreements — valued at original cost (par) plus accrued interest. Other pricing methods such as amortized cost may be utilized depending on the features of the instrument.
Swaps — centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used.
Pursuant to applicable law, the Board of Trustees of the Trust has designated the Adviser as the Portfolios' valuation designee. As the Portfolios' valuation designee, and subject to the Board's oversight, the Adviser is responsible for determining in good faith the fair value of Portfolio investments for which market quotations are not readily available or are believed by the Adviser to be unreliable.
114 Shareholder information

In these circumstances, a Portfolio may use a fair value estimate made according to methods the Adviser has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. In addition, if events or circumstances affecting the values of portfolio securities occur between the closing of their principal markets and the time a Portfolio’s net asset value is determined, such as with respect to foreign securities trading on foreign exchanges that may close before the time a Portfolio’s net asset value is determined, the Adviser may ascertain a fair value for such securities when it deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by a fair valuation method established by the Adviser that relies on other available pricing inputs. As such, fair value pricing is based on subjective judgments and it is possible that the fair valuations reached may differ materially from the value realized on a sale and from the prices used by other registered funds to calculate their net asset values. The fair value pricing policy is intended to assure that a Portfolio’s net asset value fairly reflects security values as of the time of pricing. In certain circumstances, fair value pricing of a Portfolio’s portfolio securities can help to protect the Portfolio by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Portfolio’s net asset value by such traders.
Dividends and Distributions
Each Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Portfolio.
Tax Consequences
Each Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a regulated investment company (“RIC”), for federal income tax purposes. A Portfolio will be so treated if it meets specified federal income tax requirements, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so. A RIC that satisfies the federal tax requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and net realized gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if any Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that a Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.
It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because Portfolio shareholders that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether those accounts meet the investment diversification rules applicable to them (which differ from those that apply to RICs). If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts indirectly funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. Therefore, the Trust’s Adviser and Administrator carefully monitor each Portfolio’s compliance with all of the RIC requirements and separate account investment diversification rules.
Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.
Shareholder information 115

6. Distribution arrangements
The Portfolios are distributed by Equitable Distributors, LLC (the “Distributor”), an affiliate of EIM. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA and Class IB shares. Under the Distribution Plan, Class IA and Class IB shares are charged a distribution and/or service (12b-1) fee to compensate the Distributor for promoting, selling and servicing shares of the Portfolios. The distribution and/or service (12b-1) fee may be retained by the Distributor or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for a Portfolio’s Class IA and Class IB shares, as applicable, is equal to an annual rate of 0.25% of the average daily net assets of the Portfolio attributable to Class IA and Class IB shares. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, these fees for Class IA and Class IB shares will increase the cost of your investment and may cost you more than paying other types of charges.
The Distributor also may receive payments from certain investment advisers or Sub-Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings, seminar sponsorships and similar expenses that may relate to the Contracts and/or their respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the investment advisers or Sub-Advisers with increased access to persons involved in the distribution of the Contracts. The Distributor also may receive other marketing support from the investment advisers or Sub-Advisers in connection with the distribution of the Contracts. These payments may provide an incentive to the Adviser in selecting one Sub-Adviser over another or a disincentive for the Adviser to recommend the termination of such Sub-Advisers.
Compensation to Financial Intermediaries
In addition to the distribution and service fees paid by the Portfolios, the Distributor or the Adviser (or one of their affiliates) may make payments out of its own resources to provide additional compensation to selected affiliated and unaffiliated sponsoring insurance companies (or their affiliates) or other financial intermediaries (collectively, “financial intermediaries”). These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Portfolios or insurance products for which a Portfolio serves as an underlying investment. Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross or net sales by such person, the average net assets of shares held by the customers of such person, the number of accounts of the Portfolios attributable to such person, on the basis of a flat fee or a negotiated lump sum payment for services provided, or otherwise.
The additional payments to such financial intermediaries are negotiated based on a number of factors including, but not limited to, quality of service, reputation in the industry, ability to attract and retain assets, target markets, customer relationships, and relationship with the Distributor or its affiliates. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by the Distributor or the Adviser (or an affiliate) in its sole discretion, may be different for different financial intermediaries. The compensation arrangements described in this section are not mutually exclusive, and a single financial intermediary may receive multiple types of compensation. These additional payments are made by the Adviser, the Distributor or their respective affiliates and do not increase the amount paid by you or the Portfolios as shown under the heading “Fees and Expenses of the Portfolio” in the Portfolio summaries in this Prospectus.
Payments by the Distributor and/or the Adviser (and their affiliates) to financial intermediaries may include payments for providing recordkeeping services with respect to certain groups of investors in the Portfolios, including Contract owners that allocate contract value indirectly to one or more Portfolios (collectively referred to as “subaccounting” services, and Contract owners and other investors as “investors”). The subaccounting services typically include: (i) maintenance of master accounts with the Portfolios (e.g., recordkeeping for insurance company separate accounts investing in the Portfolios); (ii) tracking, recording and transmitting net purchase and redemption orders for Portfolio shares; (iii) establishing and maintaining investor accounts and records; (iv) recording investor account balances and changes thereto; (v) distributing redemption proceeds and transmitting net purchase payments and arranging for the wiring of funds; (vi) reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Portfolios; (vii) maintaining and preserving records related to the purchase, redemption and other account activity of investors; (viii) providing statements to investors; (ix) furnishing proxy materials, periodic fund reports, prospectuses and other communications to investors as required; (x) assisting with proxy solicitations on behalf of the Portfolios, including soliciting and compiling voting instructions from Contract owners; (xi) responding to inquiries from investors about the Portfolios and (xii) providing information in order to assist the Portfolios in their compliance with state securities laws.
116 Distribution arrangements

Such payments also may be made to provide additional compensation to financial intermediaries for various marketing support services, including, without limitation, providing periodic and ongoing education and training and support of financial intermediary personnel regarding the Portfolios and the financial planning needs of investors who purchase through financial intermediaries; adding the Portfolios to the list of underlying investment options in an insurance company’s variable products; disseminating to financial intermediary personnel information and product marketing materials regarding the Portfolios; explaining to financial intermediaries’ clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; granting access (in some cases on a preferential basis over other competitors) to sales meetings, sales representatives and management representatives of the financial intermediary; and providing business planning assistance, marketing support, advertising and other services. The Distributor and its affiliates may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.
The Distributor and its affiliates may make the payments described above in order to promote the sale of Portfolio shares and the retention of those investments by clients of insurance companies and participants in retirement plans and other qualified investors. To the extent these financial intermediaries sell more shares of the Portfolios or retain shares of the Portfolios in their customers’ accounts, the Adviser, the Distributor and their affiliates may directly or indirectly benefit from the incremental management and other fees paid to the Adviser and the Distributor by the Portfolios with respect to those assets.
The Portfolios’ portfolio transactions are not used as a form of sales-related compensation to financial intermediaries that promote or sell shares of the Portfolios and the promotion or sale of such shares is not considered as a factor in the selection of broker-dealers to execute the Portfolios’ portfolio transactions. The Adviser places each Portfolio’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the Portfolio. To the extent that the Adviser determines that a financial intermediary can provide a Portfolio with the best net results, the Adviser may place the Portfolio’s portfolio transactions with the financial intermediary even though it sells or has sold shares of the Portfolio.
You can find further information in the SAI about the payments made by the Distributor, the Adviser, or their affiliates and the services provided by your financial intermediary. You can also ask your financial intermediary about any payments it receives from the Distributor, the Adviser, or their affiliates (and any conflicts of interest that such payments may create) and any services your financial intermediary provides, as well as about fees and/or commissions it charges. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this Prospectus and the SAI.
Distribution arrangements 117

7. Financial highlights
The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA, Class IB and Class K shares, as applicable, for the fiscal periods indicated. The financial information in the table below is for the past five (5) years. The financial information below for the Class IA, Class IB and Class K shares, as applicable, of each Portfolio has been derived from the Portfolio’s and the Portfolio’s predecessor’s financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2023, and the financial statements themselves appear in the Trust’s Annual Report. Each Portfolio’s predecessor was an identically named portfolio that was organized as a series of EQ Premier VIP Trust and that had a substantially identical investment objective, policies and strategies as the Portfolio. Each Portfolio’s predecessor portfolio merged into the Portfolio in a shell reorganization on November 12, 2023, and each Portfolio succeeded to the accounting and performance histories of its predecessor portfolio. The historical information for periods prior to November 13, 2023, presented below for the Class IA, Class IB and Class K shares, as applicable, of each Portfolio corresponds to the historical information for the Class A, Class B and Class K shares, as applicable, of its predecessor portfolio.
Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the SAI and available upon request.
EQ/Conservative Allocation Portfolio
	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.82	$9.45	$9.68	$9.41	$8.94
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.18	0.09	0.08	0.09	0.14
Net realized and unrealized gain (loss)	0.43	(1.29)	0.19	0.58	0.69
Total from investment operations	0.61	(1.20)	0.27	0.67	0.83
Less distributions:
Dividends from net investment income	(0.19)	(0.12)	(0.14)	(0.17)	(0.16)
Distributions from net realized gains	(0.07)	(0.31)	(0.36)	(0.23)	(0.20)
Total dividends and distributions	(0.26)	(0.43)	(0.50)	(0.40)	(0.36)
Net asset value, end of year	$8.17	$7.82	$9.45	$9.68	$9.41
Total return	7.89%	(12.62)%	2.81%	7.24%	9.26%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,150	$10,173	$15,301	$15,719	$19,285
Ratio of expenses to average net assets:
After waivers(f)	0.47%(j)	0.48%(j)	0.48%(j)	0.47%(j)	0.48%(j)
Before waivers(f)	0.54%	0.51%	0.50%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	2.25%	1.11%	0.73%	0.97%	1.51%
Before waivers(f)(x)	2.18%	1.07%	0.70%	0.93%	1.48%
Portfolio turnover rate^	8%	9%	26%	20%	12%
118 Financial highlights

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.82	$9.45	$9.69	$9.41	$8.94
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.17	0.11	0.08	0.10	0.14
Net realized and unrealized gain (loss)	0.45	(1.31)	0.18	0.58	0.69
Total from investment operations	0.62	(1.20)	0.26	0.68	0.83
Less distributions:
Dividends from net investment income	(0.19)	(0.12)	(0.14)	(0.17)	(0.16)
Distributions from net realized gains	(0.07)	(0.31)	(0.36)	(0.23)	(0.20)
Total dividends and distributions	(0.26)	(0.43)	(0.50)	(0.40)	(0.36)
Net asset value, end of year	$8.18	$7.82	$9.45	$9.69	$9.41
Total return	8.02%	(12.62)%	2.70%	7.35%	9.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$729,932	$787,249	$1,021,690	$1,099,239	$1,009,701
Ratio of expenses to average net assets:
After waivers(f)	0.47%(j)	0.48%(j)	0.48%(j)	0.47%(j)	0.48%(j)
Before waivers(f)	0.54%	0.51%	0.50%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	2.14%	1.28%	0.73%	1.02%	1.49%
Before waivers(f)(x)	2.07%	1.25%	0.70%	0.97%	1.45%
Portfolio turnover rate^	8%	9%	26%	20%	12%
Financial highlights 119

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.80	$9.43	$9.67	$9.39	$8.92
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.20	0.14	0.09	0.13	0.18
Net realized and unrealized gain (loss)	0.43	(1.32)	0.19	0.58	0.67
Total from investment operations	0.63	(1.18)	0.28	0.71	0.85
Less distributions:
Dividends from net investment income	(0.21)	(0.14)	(0.16)	(0.20)	(0.18)
Distributions from net realized gains	(0.07)	(0.31)	(0.36)	(0.23)	(0.20)
Total dividends and distributions	(0.28)	(0.45)	(0.52)	(0.43)	(0.38)
Net asset value, end of year	$8.15	$7.80	$9.43	$9.67	$9.39
Total return	8.17%	(12.42)%	2.97%	7.63%	9.54%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,166	$7,464	$8,807	$11,102	$10,598
Ratio of expenses to average net assets:
After waivers(f)	0.22%(j)	0.23%(j)	0.23%(j)	0.22%(j)	0.23%(j)
Before waivers(f)	0.29%	0.26%	0.26%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	2.44%	1.60%	0.89%	1.32%	1.89%
Before waivers(f)(x)	2.37%	1.57%	0.87%	1.27%	1.85%
Portfolio turnover rate^	8%	9%	26%	20%	12%

^
Portfolio turnover rate excludes derivatives, if any.
(e)
Net investment income (loss) per share is based on average shares outstanding.
(f)
Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(x)
Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
120 Financial highlights

EQ/Conservative-Plus Allocation Portfolio
	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.72	$9.87	$10.00	$9.73	$9.04
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.13	0.09	0.07	0.09	0.13
Net realized and unrealized gain (loss)	0.71	(1.53)	0.59	0.87	1.08
Total from investment operations	0.84	(1.44)	0.66	0.96	1.21
Less distributions:
Dividends from net investment income	(0.17)	(0.11)	(0.22)	(0.20)	(0.16)
Distributions from net realized gains	(0.18)	(0.60)	(0.57)	(0.49)	(0.36)
Total dividends and distributions	(0.35)	(0.71)	(0.79)	(0.69)	(0.52)
Net asset value, end of year	$8.21	$7.72	$9.87	$10.00	$9.73
Total return	11.01%	(14.53)%	6.66%	10.08%	13.45%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,688	$14,440	$20,012	$18,637	$18,127
Ratio of expenses to average net assets:
After waivers(f)	0.53%(j)	0.51%(k)	0.50%(m)	0.52%(n)	0.52%(o)
Before waivers(f)	0.54%	0.51%	0.50%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.60%	1.07%	0.72%	0.88%	1.38%
Before waivers(f)(x)	1.59%	1.07%	0.72%	0.88%	1.38%
Portfolio turnover rate^	9%	10%	27%	23%	13%
Financial highlights 121

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.73	$9.88	$10.00	$9.74	$9.05
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.10	0.07	0.09	0.13
Net realized and unrealized gain (loss)	0.69	(1.54)	0.60	0.86	1.08
Total from investment operations	0.83	(1.44)	0.67	0.95	1.21
Less distributions:
Dividends from net investment income	(0.17)	(0.11)	(0.22)	(0.20)	(0.16)
Distributions from net realized gains	(0.18)	(0.60)	(0.57)	(0.49)	(0.36)
Total dividends and distributions	(0.35)	(0.71)	(0.79)	(0.69)	(0.52)
Net asset value, end of year	$8.21	$7.73	$9.88	$10.00	$9.74
Total return	10.86%	(14.52)%	6.76%	9.96%	13.43%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$833,294	$861,730	$1,158,085	$1,178,676	$1,178,433
Ratio of expenses to average net assets:
After waivers(f)	0.53%(j)	0.51%(k)	0.50%(m)	0.52%(n)	0.52%(o)
Before waivers(f)	0.54%	0.51%	0.50%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.79%	1.11%	0.66%	0.87%	1.36%
Before waivers(f)(x)	1.78%	1.11%	0.66%	0.87%	1.36%
Portfolio turnover rate^	9%	10%	27%	23%	13%
122 Financial highlights

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.72	$9.88	$10.00	$9.74	$9.04
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.16	0.12	0.09	0.11	0.16
Net realized and unrealized gain (loss)	0.70	(1.55)	0.60	0.87	1.08
Total from investment operations	0.86	(1.43)	0.69	0.98	1.24
Less distributions:
Dividends from net investment income	(0.19)	(0.13)	(0.24)	(0.23)	(0.18)
Distributions from net realized gains	(0.18)	(0.60)	(0.57)	(0.49)	(0.36)
Total dividends and distributions	(0.37)	(0.73)	(0.81)	(0.72)	(0.54)
Net asset value, end of year	$8.21	$7.72	$9.88	$10.00	$9.74
Total return	11.27%	(14.40)%	7.02%	10.22%	13.83%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,467	$20,846	$29,647	$30,048	$28,781
Ratio of expenses to average net assets:
After waivers(f)	0.28%(j)	0.26%(k)	0.25%(m)	0.27%(n)	0.27%(o)
Before waivers(f)	0.29%	0.26%	0.25%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets:
After waivers(f)(x)	1.97%	1.36%	0.92%	1.15%	1.61%
Before waivers(f)(x)	1.96%	1.36%	0.92%	1.15%	1.61%
Portfolio turnover rate^	9%	10%	27%	23%	13%

^
Portfolio turnover rate excludes derivatives, if any.
(e)
Net investment income (loss) per share is based on average shares outstanding.
(f)
Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(k)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(m)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(n)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IA, 1.09% for Class IB and 0.84% for Class K.
(o)
Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(x)
Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
Financial highlights 123

EQ/Moderate Allocation Portfolio
	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$11.09	$14.48	$14.57	$14.06	$12.96
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.20	0.14	0.11	0.12	0.19
Net realized and unrealized gain (loss)	1.16	(2.40)	1.09	1.44	1.80
Total from investment operations	1.36	(2.26)	1.20	1.56	1.99
Less distributions:
Dividends from net investment income	(0.23)	(0.15)	(0.39)	(0.31)	(0.23)
Distributions from net realized gains	(0.26)	(0.98)	(0.90)	(0.74)	(0.66)
Total dividends and distributions	(0.49)	(1.13)	(1.29)	(1.05)	(0.89)
Net asset value, end of year	$11.96	$11.09	$14.48	$14.57	$14.06
Total return	12.35%	(15.47)%	8.35%	11.32%	15.49%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,624,820	$1,579,282	$2,021,935	$2,005,206	$1,955,663
Ratio of expenses to average net assets(f)	0.51%(j)	0.49%(k)	0.48%(o)	0.49%(jj)	0.49%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.69%	1.12%	0.70%	0.89%	1.35%
Portfolio turnover rate^	9%	10%	25%	22%	13%
124 Financial highlights

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.97	$14.34	$14.43	$13.94	$12.85
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.19	0.14	0.10	0.12	0.18
Net realized and unrealized gain (loss)	1.15	(2.38)	1.10	1.42	1.80
Total from investment operations	1.34	(2.24)	1.20	1.54	1.98
Less distributions:
Dividends from net investment income	(0.23)	(0.15)	(0.39)	(0.31)	(0.23)
Distributions from net realized gains	(0.26)	(0.98)	(0.90)	(0.74)	(0.66)
Total dividends and distributions	(0.49)	(1.13)	(1.29)	(1.05)	(0.89)
Net asset value, end of year	$11.82	$10.97	$14.34	$14.43	$13.94
Total return	12.31%	(15.48)%	8.43%	11.27%	15.55%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,693,421	$3,726,401	$4,956,863	$5,024,535	$4,997,804
Ratio of expenses to average net assets(f)	0.51%(j)	0.49%(k)	0.48%(o)	0.49%(jj)	0.49%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.66%	1.09%	0.69%	0.88%	1.33%
Portfolio turnover rate^	9%	10%	25%	22%	13%
Financial highlights 125

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$11.10	$14.49	$14.57	$14.07	$12.96
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.23	0.17	0.14	0.16	0.23
Net realized and unrealized gain (loss)	1.16	(2.40)	1.11	1.42	1.80
Total from investment operations	1.39	(2.23)	1.25	1.58	2.03
Less distributions:
Dividends from net investment income	(0.26)	(0.18)	(0.43)	(0.34)	(0.26)
Distributions from net realized gains	(0.26)	(0.98)	(0.90)	(0.74)	(0.66)
Total dividends and distributions	(0.52)	(1.16)	(1.33)	(1.08)	(0.92)
Net asset value, end of year	$11.97	$11.10	$14.49	$14.57	$14.07
Total return	12.61%	(15.24)%	8.68%	11.49%	15.85%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$253,286	$247,941	$316,250	$312,558	$304,750
Ratio of expenses to average net assets(f)	0.26%(j)	0.24%(k)	0.23%(o)	0.24%(jj)	0.24%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.94%	1.38%	0.95%	1.13%	1.61%
Portfolio turnover rate^	9%	10%	25%	22%	13%

^
Portfolio turnover rate excludes derivatives, if any.
(e)
Net investment income (loss) per share is based on average shares outstanding.
(f)
Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(k)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(o)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(x)
Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
126 Financial highlights

EQ/Moderate-Plus Allocation Portfolio
	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.47	$11.60	$11.51	$11.09	$9.99
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.12	0.09	0.08	0.09	0.14
Net realized and unrealized gain (loss)	1.15	(2.09)	1.35	1.41	1.83
Total from investment operations	1.27	(2.00)	1.43	1.50	1.97
Less distributions:
Dividends from net investment income	(0.15)	(0.10)	(0.42)	(0.27)	(0.17)
Distributions from net realized gains	(0.27)	(1.03)	(0.92)	(0.81)	(0.70)
Total dividends and distributions	(0.42)	(1.13)	(1.34)	(1.08)	(0.87)
Net asset value, end of year	$9.32	$8.47	$11.60	$11.51	$11.09
Total return	15.24%	(17.00)%	12.68%	14.05%	20.01%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$198,637	$184,328	$238,508	$220,775	$212,498
Ratio of expenses to average net assets(f)	0.50%(j)	0.49%(k)	0.48%(o)	0.49%(jj)	0.49%(kk)
Ratio of net investment income (loss) to average net assets(f)(x)	1.36%	0.92%	0.65%	0.79%	1.26%
Portfolio turnover rate^	8%	9%	23%	21%	12%
Financial highlights 127

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.47	$11.61	$11.52	$11.09	$9.99
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.12	0.09	0.08	0.09	0.13
Net realized and unrealized gain (loss)	1.16	(2.10)	1.35	1.42	1.84
Total from investment operations	1.28	(2.01)	1.43	1.51	1.97
Less distributions:
Dividends from net investment income	(0.15)	(0.10)	(0.42)	(0.27)	(0.17)
Distributions from net realized gains	(0.27)	(1.03)	(0.92)	(0.81)	(0.70)
Total dividends and distributions	(0.42)	(1.13)	(1.34)	(1.08)	(0.87)
Net asset value, end of year	$9.33	$8.47	$11.61	$11.52	$11.09
Total return	15.36%	(17.08)%	12.67%	14.13%	20.01%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,845,088	$6,684,718	$8,960,367	$8,774,906	$8,527,658
Ratio of expenses to average net assets(f)	0.50%(j)	0.49%(k)	0.48%(o)	0.49%(jj)	0.49%(kk)
Ratio of net investment income (loss) to average net assets(f)(x)	1.33%	0.90%	0.63%	0.79%	1.22%
Portfolio turnover rate^	8%	9%	23%	21%	12%
128 Financial highlights

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.47	$11.61	$11.52	$11.09	$9.99
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.14	0.12	0.11	0.11	0.16
Net realized and unrealized gain (loss)	1.16	(2.11)	1.35	1.43	1.84
Total from investment operations	1.30	(1.99)	1.46	1.54	2.00
Less distributions:
Dividends from net investment income	(0.17)	(0.12)	(0.45)	(0.30)	(0.20)
Distributions from net realized gains	(0.27)	(1.03)	(0.92)	(0.81)	(0.70)
Total dividends and distributions	(0.44)	(1.15)	(1.37)	(1.11)	(0.90)
Net asset value, end of year	$9.33	$8.47	$11.61	$11.52	$11.09
Total return	15.62%	(16.86)%	12.95%	14.38%	20.29%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$50,886	$52,619	$65,780	$66,068	$67,291
Ratio of expenses to average net assets(f)	0.25%(j)	0.24%(k)	0.23%(o)	0.24%(jj)	0.24%(kk)
Ratio of net investment income (loss) to average net assets(f)(x)	1.59%	1.18%	0.87%	0.99%	1.42%
Portfolio turnover rate^	8%	9%	23%	21%	12%

^
Portfolio turnover rate excludes derivatives, if any.
(e)
Net investment income (loss) per share is based on average shares outstanding.
(f)
Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IA, 1.13% for Class IB and 0.88% for Class K.
(k)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(o)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IA, 1.09% for Class IB and 0.84% for Class K.
(x)
Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IA, 1.12% for Class IB and 0.87% for Class K.
(kk)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IA, 1.11% for Class IB and 0.86% for Class K.
Financial highlights 129

EQ/Aggressive Allocation Portfolio
	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.69	$12.51	$12.06	$11.50	$10.14
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.10	0.08	0.07	0.08	0.13
Net realized and unrealized gain (loss)	1.48	(2.43)	1.95	1.61	2.31
Total from investment operations	1.58	(2.35)	2.02	1.69	2.44
Less distributions:
Dividends from net investment income	(0.13)	(0.08)	(0.53)	(0.31)	(0.18)
Distributions from net realized gains	(0.28)	(1.39)	(1.04)	(0.82)	(0.90)
Total dividends and distributions	(0.41)	(1.47)	(1.57)	(1.13)	(1.08)
Net asset value, end of year	$9.86	$8.69	$12.51	$12.06	$11.50
Total return	18.51%	(18.40)%	17.14%	15.41%	24.46%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$80,441	$74,084	$94,816	$85,610	$82,758
Ratio of expenses to average net assets(f)	0.51%(j)	0.49%(k)	0.48%(o)	0.50%(jj)	0.50%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.02%	0.74%	0.55%	0.70%	1.12%
Portfolio turnover rate^	6%	7%	17%	16%	11%
130 Financial highlights

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.70	$12.51	$12.06	$11.50	$10.14
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.10	0.07	0.07	0.08	0.13
Net realized and unrealized gain (loss)	1.47	(2.41)	1.95	1.61	2.31
Total from investment operations	1.57	(2.34)	2.02	1.69	2.44
Less distributions:
Dividends from net investment income	(0.13)	(0.08)	(0.53)	(0.31)	(0.18)
Distributions from net realized gains	(0.28)	(1.39)	(1.04)	(0.82)	(0.90)
Total dividends and distributions	(0.41)	(1.47)	(1.57)	(1.13)	(1.08)
Net asset value, end of year	$9.86	$8.70	$12.51	$12.06	$11.50
Total return	18.37%	(18.31)%	17.14%	15.41%	24.46%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,047,571	$2,805,155	$3,712,223	$3,453,575	$3,291,046
Ratio of expenses to average net assets(f)	0.51%(j)	0.49%(k)	0.48%(o)	0.50%(jj)	0.50%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.03%	0.72%	0.55%	0.71%	1.14%
Portfolio turnover rate^	6%	7%	17%	16%	11%
Financial highlights 131

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.70	$12.52	$12.07	$11.50	$10.14
Income (loss) from investment operations:
Net investment income (loss)(e)(x)	0.12	0.10	0.10	0.11	0.16
Net realized and unrealized gain (loss)	1.48	(2.42)	1.96	1.62	2.30
Total from investment operations	1.60	(2.32)	2.06	1.73	2.46
Less distributions:
Dividends from net investment income	(0.15)	(0.11)	(0.57)	(0.34)	(0.20)
Distributions from net realized gains	(0.28)	(1.39)	(1.04)	(0.82)	(0.90)
Total dividends and distributions	(0.43)	(1.50)	(1.61)	(1.16)	(1.10)
Net asset value, end of year	$9.87	$8.70	$12.52	$12.07	$11.50
Total return	18.76%	(18.16)%	17.41%	15.75%	24.74%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,788	$28,391	$37,698	$36,152	$32,984
Ratio of expenses to average net assets(f)	0.26%(j)	0.24%(k)	0.23%(o)	0.25%(jj)	0.25%(jj)
Ratio of net investment income (loss) to average net assets(f)(x)	1.26%	0.97%	0.78%	0.97%	1.38%
Portfolio turnover rate^	6%	7%	17%	16%	11%

^
Portfolio turnover rate excludes derivatives, if any.
(e)
Net investment income (loss) per share is based on average shares outstanding.
(f)
Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class IA, 1.18% for Class IB and 0.93% for Class K.
(k)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IA, 1.14% for Class IB and 0.89% for Class K.
(o)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IA, 1.12% for Class IB and 0.87% for Class K.
(x)
Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)
Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IA, 1.16% for Class IB and 0.91% for Class K.
132 Financial highlights

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